SEMIANNUAL REPORT  JANUARY 31, 2001

Prudential
Diversified Conservative Growth Fund

Fund Type Balanced

Objective Current income and a reasonable level of capital appreciation

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

                        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Diversified Conservative Growth Fund seeks to provide current income and a reasonable level of capital appreciation. It invests in a diversified portfolio of stocks and fixed-income securities. There can be no assurance that the Fund will achieve its investment objective.

MANAGER
Prudential Investments Fund Management LLC

INVESTMENT SUB-ADVISERS

(LOGO)
               www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1           As of 1/31/01

                                 Six       One       Since
                                Months    Year     Inception2
Class A                         2.96%     9.06%      21.17%
Class B                         2.57      8.25       19.17
Class C                         2.57      8.25       19.17
Class Z                         3.14      9.21       21.78
Lipper Balanced Fund Avg.3      2.48      6.64       17.17

Average Annual Total Returns1         As of 12/31/00

                                           One        Since
                                           Year     Inception2
Class A                                   -1.60%       5.40%
Class B                                   -2.20        5.87
Class C                                    0.77        6.68
Class Z                                    3.61        8.19

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each
share class for the six-month, one-year, and since
inception periods in the Balanced Fund category.
The Lipper average is unmanaged. The Lipper
Balanced  Fund Average includes funds that
generally seek to conserve principal by maintaining
at all times a balanced portfolio of both stocks
and bonds. Typically, the stock/bond ratio ranges
around 60%/40%.
                                         1

(LOGO)                         March 15, 2001

DEAR SHAREHOLDER,
Over the Prudential Diversified Conservative Growth
Fund's semiannual reporting period--the six months ended January 31, 2001--investment-grade bonds far outperformed both large- and small-cap stock indexes. Consequently, the Fund had a positive return for the period, supported by its core
(investment-grade) bond portfolio. The 2.96% return on its Class A shares (-2.19% to those paying the maximum one-time Class A share sales charge) modestly outperformed the 2.48% Lipper Balanced
Fund Average.

Asset allocation is generally the most important determinant of the Fund's overall return. In this period, the investment-grade bonds that make up 40% of the Fund's investments generated a strong total return (including capital appreciation). High-yield
(junk) bonds performed poorly because concerns about economic growth compelled investors to seek the safest investments. Both large- and small-cap value stocks rose as growth stocks fell sharply.

Further adding to the Fund's performance was the investment advisers' management of their portfolios. Taken together, both asset allocation and management helped the Fund outperform both the Lipper Average of competitive funds and a benchmark composed of industry-recognized indexes whose weightings reflect the Fund's asset composition. We think the Fund performed quite well in a very difficult market.

Sincerely,

David R. Odenath, Jr., President
Prudential Diversified Conservative Growth Fund

Prudential Diversified Conservative Growth Fund

           Semiannual Report  January 31, 2001

INVESTMENT ADVISERS' REPORT

THE INVESTING CONTEXT
During the six months ended January 31, 2001, investors were concerned about a slowing of the U.S. economy. When a slowing economy is widely expected, corporate demand for funds for capital investment usually declines and long-term interest rates fall. The prices of existing bonds, which have been carrying a higher yield, rise. This capital appreciation can be much larger than a bond's interest yield, contributing the lion's share of the bond's total return. So bonds often perform well in trying times, when stock markets tend to perform poorly. Over this reporting period for the Fund, the Lehman Aggregate Bond
Index--a measure of the broad bond market--rose
8.12%. That was a very substantial six-month return.

There were very sharp divergences in the performance of stocks in different economic sectors. For example, technology stocks plummeted-- the S&P 500 technology sector fell 29% and the Russell 2000 sector fell 26%. Changing economic conditions eroded investors' willingness to pay share prices that had reached high levels on expectations of strong earnings growth. As interest rates and energy prices rose, investors began to fear that an economic slowdown would affect earnings. By and large, they turned to inexpensive stocks that had been less optimistically priced.

Most stock market sectors were positive, as an
increasing percentage of the stocks in the market
showed gains. Since technology and telecommunications
were such a large proportion of the market, however,
their fall hurt the broad indexes. So while the
overall S&P 500 Index fell by 3.98%, the transportation,
utilities (which does not include telecommunications
services), financials, and basic materials sectors of
the Index had double-digit gains. In the small-cap
Russell 2000 Index, both integrated oil and other
energy, autos and transportation, consumer staples,
and financial services sectors had double-digit
returns.
                                  3

Prudential Diversified Conservative Growth Fund

     Semiannual Report  January 31, 2001

FIXED-INCOME INVESTMENTS
The Fund's investment-grade bond portfolio, managed by PIMCO, represents a mix of different kinds of bonds, including corporate, mortgage-backed, asset-backed, and foreign bonds. Part of the management process is adjusting the blend of these varied holdings, as well as adjusting the portfolio's overall sensitivity to changes in the level of interest rates (its duration). During this period, the portfolio performed in line with its benchmark.

The portfolio had a longer-than-average duration, so it benefited more than its benchmark average when the prices of its bonds increased as interest rates fell. The portfolio also benefited from its emphasis on mortgage- and asset-backed bonds.
Conversely, its developed country foreign bonds trailed U.S. Treasury bonds, and detracted from portfolio performance. Overall, however, the investment-grade bond portfolio provided the most substantial contribution to the Fund's return.
The Fund includes a separate portfolio of high-yield (or junk) bonds managed by Prudential. These bonds typically perform worse when investors fear that a slowing economy will increase credit risk.
Over this reporting period, the high-yield bond portfolio detracted slightly from the Fund's return.

LARGE-CAP STOCKS
Both large-cap investment styles of the Fund are advised by Jennison Associates, but by different teams of managers. Each portfolio outperformed its benchmark, and together they made a small positive contribution to the Fund's return despite the fall of the S&P 500 Index.

Our growth portfolio benefited from a reduction in its technology commitment during the prior reporting period. Its financial holdings made a positive contribution, with a focus on firms that have leading global positions in the capital markets: Citigroup, Merrill Lynch, and Goldman
Sachs Group. Its performance was hurt by a focus on media companies, which fell with
           www.prudential.com  (800) 225-1852

the rest of the technology-media-telecommunications
(TMT) group that had been growth favorites the preceding two years. Overall, however, the sharp fall of large-cap growth stocks substantially detracted from the Fund's return.

The Fund's large-cap value portfolio benefited particularly from rebounds by undervalued tobacco, paper, healthcare, and financial companies. The largest single contribution came from Loews, 75% of whose sales come from its 87% ownership of the property/casualty insurer CNA Financial. Allstate and Axa Financial also were large contributors.
Both Philip Morris and R.J. Reynolds Tobacco
Holdings benefited from improved prospects for tobacco firms. Jennison believes the paper group is about as inexpensive as it's going to become. There is little new paper production capacity under development, and profits should respond well to a recovery of economic growth. Healthcare stocks are benefiting because the prices for these services are finally rising after being tightly squeezed for several years.

SMALL-CAP STOCKS
The Fund has a much smaller allocation to small-cap stocks than to large-cap stocks or to bonds.
Although small-cap Russell 2000 growth stocks held up much better than S&P 500 growth stocks, they still had a steep decline. However, Franklin
Templeton, the Fund's small-cap growth manager, held the portfolio's losses well below those of its benchmark index. The Fund's small-cap value portfolio, managed by Dreyfus, did not quite keep up with the large gains of its benchmark index, in part because some of its technology holdings performed poorly. Taken together, however, small-cap stocks made a small positive contribution to the Fund's return.

Prudential Diversified Conservative Growth Fund Management Team

Prudential Diversified Conservative Growth Fund

       Semiannual Report  January 31, 2001

WHAT IS DIVERSIFICATION
Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Mutual funds not only provide professional money management, but they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffer than funds investing in only one asset class. We believe this will result in more consistent returns over time. In addition, when we rebalance the Fund to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

REBALANCING
The Diversified Conservative Growth Fund has a target allocation for each asset class. As some perform better than others, the portfolio will drift from this original target: asset classes with the best performance will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell certain securities in appreciated asset classes to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time. Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in the Prudential
Diversified Conservative Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult.
Prudential Diversified Funds do it all for you.

             www.prudential.com  (800) 225-1852

Glossary of Terms
Asset classes are classifications of investments.
The most basic classification of securities is among stocks, bonds, and money market investments.
Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm's appreciation in value.
Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions. Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. Money market instruments are short-term loans that mature in 13 months or less.
Bonds and money market instruments are called fixed-income securities. High-yield bonds are also known as junk bonds. They are subject to greater risk or loss of principal and interest, including default risk, than higher-rated bonds.

Prudential Diversified Conservative Growth Fund Diversification Target

                           (CHART)
                                                  7

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  114.7%
Common Stocks  38.1%
-------------------------------------------------------------------------------------
Advertising  0.2%
      2,000   Omnicom Group, Inc.                                 $        182,600
        700   Penton Media, Inc.                                            17,003
                                                                  ----------------
                                                                           199,603
-------------------------------------------------------------------------------------
Aerospace/Defense  0.1%
        900   AAR Corp.                                                     13,671
        300   ADVO, Inc.                                                    12,525
        650   Scott Technologies, Inc.                                      14,991
                                                                  ----------------
                                                                            41,187
-------------------------------------------------------------------------------------
Airlines  0.4%
      6,600   AMR Corp.                                                    257,994
      1,100   Atlantic Coast Airlines Holdings(a)                           47,438
        750   Skywest, Inc.                                                 18,609
                                                                  ----------------
                                                                           324,041
-------------------------------------------------------------------------------------
Aluminum  0.4%
      8,200   Alcoa, Inc.                                                  301,268
        837   Reliance Steel & Aluminum Co.                                 23,101
                                                                  ----------------
                                                                           324,369
-------------------------------------------------------------------------------------
Apparel  0.1%
        350   K-Swiss, Inc. Class A                                          9,537
        725   Polo Ralph Lauren Corp.                                       18,408
        525   Reebok International Ltd.                                     14,301
                                                                  ----------------
                                                                            42,246
-------------------------------------------------------------------------------------
Audio/Visual
        650   Harman International Industries, Inc.                         22,919
        200   Polycom, Inc.(a)                                               5,638
                                                                  ----------------
                                                                            28,557
-------------------------------------------------------------------------------------
Auto & Truck  0.2%
        875   Arvinmeritor, Inc.(a)                                         13,038
        400   Borg-Warner Automotive, Inc.                                  16,880

    8                                      See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,325   Lear Corp.(a)                                       $         38,544
      3,800   Navistar International Corp.(a)                              105,526
        400   Superior Industries International, Inc.(a)                    13,552
                                                                  ----------------
                                                                           187,540
-------------------------------------------------------------------------------------
Banking  0.8%
        350   Astoria Financial Corp.(a)                                    18,266
      1,275   Bancorpsouth, Inc.(a)                                         17,340
        600   BancWest Corp.(a)                                             16,176
      2,900   Bank America Corp.(a)                                        156,078
        775   Bank United Corp.(a)                                          48,486
        930   BankNorth Group, Inc.(a)                                      18,426
        525   City National Corp.(a)                                        19,225
      1,250   Colonial BancGroup, Inc.(a)                                   15,600
        357   Comerica, Inc.(a)                                             21,497
        550   Corus Bankshares, Inc.                                        26,366
      1,175   Cullen/Frost Bankers, Inc.                                    45,472
      1,824   CVB Financial Corp.                                           28,506
         75   First Citizens Bancshares, Inc.(a)                             6,525
        950   Fulton Financial Corp.(a)                                     21,256
      2,300   Golden State Bancorp, Inc.                                    62,100
        750   Harbor Florida Bancshares, Inc.                               10,922
        675   MAF Bancorp, Inc.                                             18,858
        550   New York Community Bancorp, Inc.                              20,934
        850   PFF Bancorp, Inc.                                             18,700
        400   Provident Financial Group, Inc.(a)                            12,150
        625   Southwest Bancorp(a)                                          26,758
        987   Washington Federal, Inc.                                      27,513
        875   Westamerica Bancorporation                                    34,617
        450   Whitney Holding Corp.                                         16,200
                                                                  ----------------
                                                                           707,971
-------------------------------------------------------------------------------------
Building & Construction  0.6%
      1,800   American Standard Co.(a)                                      92,898
      3,100   Centex Corp.                                                 126,604
        842   D.R. Horton, Inc.                                             19,812

    See Notes to Financial Statements                                      9

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        225   Dycom Industries, Inc.(a)                           $          4,775
        700   KB Home                                                       22,407
        775   Lennar Corp.                                                  28,520
        875   M.D.C. Holdings, Inc.                                         30,187
      6,200   Masco Corp.                                                  148,800
        525   Pulte Corp.                                                   18,113
      1,375   Thomas Industries, Inc.                                       33,894
        300   Toll Brothers, Inc.                                           10,440
                                                                  ----------------
                                                                           536,450
-------------------------------------------------------------------------------------
Cable  0.1%
        525   Belden, Inc.                                                  14,495
      1,087   Cable Design Technologies Corp.                               22,447
      1,175   General Cable Corp.                                           12,408
                                                                  ----------------
                                                                            49,350
-------------------------------------------------------------------------------------
Chemicals  0.6%
        150   Albany Molecular Research, Inc.                                7,163
        850   Albemarle Corp.                                               21,293
      1,300   Cambrex Corp.                                                 58,175
        775   Cytec Industries, Inc.(a)                                     24,668
      3,500   Dow Chemical Co.                                             120,050
        600   Ferro Corp.                                                   14,124
        300   Great Lakes Chemical Corp.                                    10,140
        550   H.B. Fuller Co.                                               21,278
        400   Minerals Technologies, Inc.                                   14,032
        400   NL Industries, Inc.                                            8,320
      1,175   Olin Corp.                                                    21,044
        275   Om Group, Inc.                                                13,365
      2,700   Praxair, Inc.                                                119,691
        850   Spartech Corp.                                                16,150
                                                                  ----------------
                                                                           469,493
-------------------------------------------------------------------------------------
Computers  2.3%
      2,900   ASM Lithography Holding N.V. (Netherlands)(a)                 82,650
      8,000   Compaq Computer Corp.                                        189,680

    10                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        400   Comverse Technology, Inc.                           $         45,325
     11,600   Dell Computer Corp.                                          303,050
      1,900   EMC Corp.(a)                                                 144,381
      5,100   Hewlett-Packard Co.(a)                                       187,374
      5,400   IBM Corp.(a)                                                 604,800
     10,000   Maxtor, Corp.(a)                                              75,937
        350   Mercury Computer Systems, Inc.                                18,703
      1,200   Micron Technology, Inc.                                       54,924
        825   Phoenix Technologies Ltd.                                     15,366
      3,900   Quantum, Corp.(a)                                             44,109
      5,300   Sun Microsystems, Inc.(a)                                    161,981
        400   Verisign, Inc.                                                29,400
                                                                  ----------------
                                                                         1,957,680
-------------------------------------------------------------------------------------
Computer Services  0.8%
      3,600   Advanced Digital Information Corp.(a)                         84,150
        800   Affiliated Computer Services, Inc.(a)                         51,200
        825   C Cube Microsystems, Inc.(a)                                   9,436
      1,050   Ciber, Inc.                                                    6,500
      9,600   Cisco Systems, Inc.                                          359,400
      1,100   Jack Henry & Associates, Inc.                                 50,187
        350   National Data Corp.                                           13,615
        500   Onyx Software Corp.                                            8,000
      2,300   Predictive Systems, Inc.(a)                                   15,094
      1,600   Probusiness Service, Inc.(a)                                  44,900
        400   Synopsys, Inc.(a)                                             20,800
                                                                  ----------------
                                                                           663,282
-------------------------------------------------------------------------------------
Consulting Management
        475   Tetra Tech, Inc.(a)                                           10,955
-------------------------------------------------------------------------------------
Consumer Products
        850   American Greetings Corp.(a)                                   10,668
      1,000   Tupperware Corp.                                              21,060
                                                                  ----------------
                                                                            31,728

    See Notes to Financial Statements                                     11

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Diversified Manufacturing  1.4%
        725   Act Manufacturing, Inc.(a)                          $         16,766
        500   Advanced Energy Industries, Inc.(a)                           15,344
        675   Carlisle Companies, Inc.(a)                                   27,135
        650   Carpenter Technology Corp.                                    17,920
      2,900   Corning, Inc.                                                164,459
      1,600   Coorstek, Inc.(a)                                             60,000
        600   Cuno, Inc.(a)                                                 15,037
      1,675   Daisytek International Corporation(a)                         13,400
      5,600   General Electric Co.(a)                                      257,600
        475   Harsco Corp.(a)                                               12,588
        675   Leucadia National Corp.(a)                                    22,511
        300   Libbey, Inc.                                                   9,483
      1,800   Minnesota Mining & Manufacturing Co.                         199,170
        875   National Service Industries, Inc.(a)                          22,050
        900   Trinity Industries, Inc.(a)                                   21,195
      2,000   Tyco International Ltd.(a)                                   123,200
        325   United Stationers, Inc.                                        8,166
      1,550   U.S. Industries, Inc.                                         12,384
                                                                  ----------------
                                                                         1,018,408
-------------------------------------------------------------------------------------
Drugs & Medical Supplies  0.5%
      1,750   Bergen Brunswig Corp.(a)                                      31,850
        525   Henry Schein, Inc.(a)                                         15,258
        200   Luminex Corporation Delaware(a)                                5,541
        625   Owens & Minor, Inc.                                            8,969
      2,800   Packard Bioscience Co.(a)                                     39,200
      4,575   Pharmacia Corp.                                              256,291
      1,175   STERIS Corp.(a)                                               21,150
                                                                  ----------------
                                                                           378,259
-------------------------------------------------------------------------------------
Electrical Services  0.7%
        850   Allete Co.(a)                                                 18,776
      3,087   Exelon Corp.(a)                                              186,794
        600   MDU Resources Group, Inc.(a)                                  17,400

    12                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      6,400   Nisource, Inc.                                      $        172,160
        575   OGE Energy Corp.                                              13,122
        300   PerkinElmer, Inc.                                             29,247
     10,200   PG&E Corp.                                                   145,350
        275   RGS Energy Group, Inc.                                         8,696
        800   Western Resources, Inc.                                       19,360
                                                                  ----------------
                                                                           610,905
-------------------------------------------------------------------------------------
Electronic Components  1.1%
      1,000   Alpha Industries, Inc.(a)                                     30,000
        900   Applied Micro Circuits Corp.(a)                               66,150
        450   ATMI, Inc.(a)                                                 11,278
      1,400   Benchmark Electronics, Inc.(a)                                40,614
        300   Brooks Automation, Inc.(a)                                    11,363
        600   Caliper Technologies Corp.(a)                                 25,612
      1,600   CTS Corp.                                                     71,936
        700   Flextronics International Ltd.(a)                             26,687
      2,300   Gentex Corp.(a)                                               56,925
      3,500   Integrated Circuit Systems, Inc.(a)                           81,594
      1,700   Intersil Holding Corp.(a)                                     50,362
        550   Kemet Corp.(a)                                                12,650
        662   Park Electrochemical Corp.                                    24,163
        300   PMC-Sierra, Inc.(a)                                           22,669
      2,800   STMicroelectronics N.V.                                      132,216
        800   Tektronix, Inc.                                               30,800
      3,700   Texas Instruments, Inc.                                      162,060
      2,850   Varian Semiconductor Equipment, Inc.(a)                       88,350
                                                                  ----------------
                                                                           945,429
-------------------------------------------------------------------------------------
Entertainment
        450   Anchor Gaming(a)                                              23,963
-------------------------------------------------------------------------------------
Financial Services  3.3%
        825   Allied Capital Corp.                                          19,026
      6,600   American Express Co.(a)                                      310,860
      1,000   Arthur J. Gallagher & Co.(a)                                  25,870
      1,400   Bear, Stearns & Co., Inc.(a)                                  86,380
      8,866   Citigroup, Inc.                                              496,230

    See Notes to Financial Statements                                     13

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,375   Doral Financial Corp.                               $         34,289
        675   Downey Financial Corp.                                        30,780
        700   Eaton Vance Corp.                                             21,280
      2,000   Federal Home Loan Mortgage Corp.(a)                          122,000
      1,350   Federated Investors, Inc. (Class 'B' Stock)(a)                39,150
      1,300   Goldman Sachs Group, Inc.                                    147,875
        875   Indymac Bancorp Inc.                                          21,980
        700   Jeffries Group, Inc.                                          21,175
      6,400   JP Morgan Chase & Co.                                        351,936
      2,500   Lehman Brothers Holdings, Inc.(a)                            205,700
      4,800   Merrill Lynch & Co., Inc.(a)                                 348,000
      1,350   Metris Companies, Inc.                                        35,640
      2,400   Morgan Stanley Dean Witter & Co.(a)                          203,400
      2,375   Silicon Valley Bancshares(a)                                  77,187
        425   Southwest Securities Group, Inc.(a)                           10,434
        425   Triad Guaranty, Inc.(a)                                       12,166
      2,500   Washington Mutual, Inc.(a)                                   120,625
        950   Webster Financial Corp.(a)                                    26,897
                                                                  ----------------
                                                                         2,768,880
-------------------------------------------------------------------------------------
Food & Beverage  0.6%
        500   Dean Foods Co.                                                17,295
        315   International Multifoods Corp.(a)                              6,842
        900   Mettler-Toledo International, Inc.(a)                         46,620
        750   Michael Foods, Inc.                                           22,078
      3,200   PepsiCo, Inc.                                                141,024
      7,329   Purina Mills, Inc.(a)                                         66,419
      1,200   Riviana Foods, Inc.                                           22,050
      4,900   Sara Lee Corp.                                               104,076
        725   Smithfield Foods, Inc.(a)                                     21,750
        450   Suiza Foods Corp.(a)                                          20,682
                                                                  ----------------
                                                                           468,836
-------------------------------------------------------------------------------------
Furniture
        875   Hon Industries, Inc.                                          21,875

    14                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
      Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        850   Interface, Inc.                                     $          8,394
                                                                  ----------------
                                                                            30,269
-------------------------------------------------------------------------------------
Health Care  1.1%
      1,150   Coventry Corp.(a)                                             20,844
        550   Datascope Corp.                                               20,212
      4,200   HCA Healthcare Co.                                           157,122
      1,100   Health Care Properties Investments, Inc.                      34,914
     11,175   Health Net, Inc.(a)                                          244,285
      1,200   HEALTHSOUTH Corp.(a)                                          17,940
        625   Humana, Inc.                                                   7,469
      1,300   Parexel International Corp.                                   19,744
        500   Sunrise Assisted Living, Inc.(a)                              10,063
        700   Triad Hospitals, Inc.(a)                                      19,862
      3,000   UnitedHealth Group, Inc.(a)                                  169,230
      1,800   Wellpoint Health Networks, Inc.(a)                           173,646
                                                                  ----------------
                                                                           895,331
-------------------------------------------------------------------------------------
Hotels  0.2%
      8,500   Meristar Hotels & Resorts, Inc.(a)                            22,950
      4,800   Park Place Entertainment Corp.(a)                             54,000
      1,800   Starwood Hotels & Resorts (Class 'B' Stock)(a)                69,300
                                                                  ----------------
                                                                           146,250
-------------------------------------------------------------------------------------
Human Resources  0.1%
        925   Hall, Kinion & Associates, Inc.(a)                            19,425
        300   Resources Connection, Inc.(a)                                  7,088
        950   Sylvan Learning Systems, Inc.(a)                              15,378
                                                                  ----------------
                                                                            41,891
-------------------------------------------------------------------------------------
Insurance  2.1%
        850   Alfa Corp.                                                    15,566
      6,900   Allstate Corp.                                               268,272
      1,600   American General Corp.(a)                                    121,760
      2,262   American International Group, Inc.(a)                        192,315
      2,700   Chubb Corp.                                                  194,400
      1,175   CNA Surety Corp.                                              16,086

    See Notes to Financial Statements                                     15

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        700   Commerce Group, Inc.                                $         18,270
        665   Fidelity National Financial, Inc.                             22,111
      3,600   John Hancock Financial Services, Inc.                        125,460
      4,000   Lincoln National Corp.                                       179,400
      6,100   Old Republic International Corp.                             167,628
      1,425   Presidential Life Corp.                                       23,958
        368   Radian Group, Inc.                                            22,868
      2,600   Reinsurance Group of America, Inc.                            89,050
      4,400   SAFECO Corp.                                                 110,000
        750   Stancorp Financial Group, Inc.                                32,707
        325   The Mony Group, Inc.                                          11,739
      2,600   XL Capital Ltd. (Class 'A' Stock)                            192,868
                                                                  ----------------
                                                                         1,804,458
-------------------------------------------------------------------------------------
Internet  0.3%
      1,700   Avocent Corp.(a)                                              52,700
      3,600   Cheap Tickets, Inc.(a)                                        41,400
        355   CNET Networks, Inc.(a)                                         6,368
        200   Interwoven, Inc.(a)                                            6,712
        650   Keynote Systems, Inc.(a)                                       9,912
        994   Retek, Inc.(a)                                                33,237
      3,000   Scient Corp.(a)                                               10,875
      1,900   Selectica Incorporated Delaware(a)                            27,075
        375   Symantec Corp.(a)                                             19,266
                                                                  ----------------
                                                                           207,545
-------------------------------------------------------------------------------------
Machinery & Equipment  0.3%
      1,150   Flowserve Corp.(a)                                            25,921
        600   Helix Technology Corp.                                        18,600
        825   IDEX Corp.                                                    25,030
        425   Imation Corp.(a)                                               8,776
      1,075   JLG Industries, Inc.                                          12,900
      1,000   Lincoln Electric Holdings, Inc.                               18,438
        600   Manitowoc Co., Inc.                                           17,970
        975   Milacron, Inc.                                                17,930
        600   Toro Co.                                                      22,470

    16                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        425   Universal Compression Holdings(a)                   $         14,110
      1,100   Varian, Inc.(a)                                               49,569
        275   Zebra Technologies Corp. (Class 'A' Stock)(a)                 15,314
                                                                  ----------------
                                                                           247,028
-------------------------------------------------------------------------------------
Media  1.2%
      4,700   AOL Time Warner, Inc.(a)                                     247,032
     14,000   AT&T Corp. Liberty Media                                     236,600
        950   Banta Corp.                                                   24,596
      5,500   Citadel Communications Corp.(a)                              138,875
          3   Clear Channel Communications, Inc.(a)                            196
        275   Entercom Communications Corp.(a)                              13,475
      2,500   Entravision Communications(a)                                 42,750
        400   Gemstar TV Guide International, Inc.(a)                       20,725
        175   Media General, Inc.                                            8,753
      3,000   New York Times Co.(a)                                        130,770
        350   Scholastic Corp.(a)                                           15,903
      3,900   Univision Communications, Inc.(a)                            166,257
                                                                  ----------------
                                                                         1,045,932
-------------------------------------------------------------------------------------
Medical Product/Services  0.9%
      4,600   Amgen, Inc.(a)                                               323,437
        200   Aviron(a)                                                     10,275
        425   Cell Genesys, Inc.(a)                                          8,553
      1,000   Digiene Corp.                                                 38,375
      1,600   Exelixis, Inc.(a)                                             24,800
      1,900   Genetech, Inc.(a)                                            112,575
        325   Invitrogen Corp.(a)                                           24,213
      4,900   Monsanto Co.                                                 154,399
        500   Serono SA (Switzerland)(a)                                     9,820
      1,700   Texas Biotechnology Corp.(a)                                  16,949
        225   Trigon Healthcare, Inc.(a)                                    12,890
        800   Visible Genetics, Inc.(a)                                     27,250
                                                                  ----------------
                                                                           763,536

    See Notes to Financial Statements                                     17

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Metals  0.2%
        900   Commercial Metals Co.                               $         20,700
      2,500   Phelps Dodge Corp.                                           116,000
        800   Precision Castparts Corp.                                     29,272
        750   Timken Co.                                                    12,270
                                                                  ----------------
                                                                           178,242
-------------------------------------------------------------------------------------
Mining  0.2%
      8,400   Freeport-McMoRan Copper & Gold, Inc.(a)                       92,736
      6,000   Newmont Mining Corp.                                          92,700
                                                                  ----------------
                                                                           185,436
-------------------------------------------------------------------------------------
Networking  0.3%
        500   Anixter International, Inc.(a)                                14,015
        250   Black Box Corp.(a)                                            18,000
        600   Juniper Networks, Inc.(a)                                     64,012
      3,800   Metromedia Fiber Network, Inc.(a)                             60,563
      4,000   Western Multiplex Corp.(a)                                    64,500
                                                                  ----------------
                                                                           221,090
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.2%
      3,500   Harris Corp.                                                 105,700
        525   Wallace Computer Services, Inc.                                9,712
     10,600   Xerox Corp.                                                   86,602
                                                                  ----------------
                                                                           202,014
-------------------------------------------------------------------------------------
Oil & Gas  2.3%
        550   AGL Resources, Inc.                                           11,275
      2,300   Amerada Hess Corp.                                           159,620
      3,800   Diamond Offshore Drilling, Inc.                              153,862
        900   Energen Corp.                                                 26,325
      5,900   ENSCO International, Inc.                                    212,695
      4,700   Halliburton Co.                                              193,593
      1,280   Kerr-McGee Corp.                                              82,765
      2,500   Keyspan Corp.                                                 94,500
      1,300   Marine Drilling Co., Inc.(a)                                  38,350

    18                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,200   Newfield Exploration Co.(a)                         $         73,678
      1,600   Nuevo Energy Co.(a)                                           28,992
        725   Oneok, Inc.                                                   32,400
        375   Patterson Energy, Inc.(a)                                     13,898
      4,200   Schlumberger Ltd.                                            322,560
        575   Southern Union Company(a)                                     12,018
      5,000   Superior Energy Services, Inc.(a)                             52,186
      3,544   Total Fina SA, ADR (France)(a)                               260,484
        975   Trico Marine Services, Inc.(a)                                15,783
      4,100   USX Marathon Group Corp.                                     112,176
        600   Valero Energy Corp.                                           20,730
        625   Vintage Petroleum, Inc.                                       11,569
      1,025   WGL Holdings, Inc.                                            28,495
                                                                  ----------------
                                                                         1,957,954
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  0.7%
        425   Basin Exploration, Inc.(a)                                     9,084
      4,400   Conoco Inc.                                                  121,220
        250   Mitchell Energy & Development Corp.                           12,500
        650   Pioneer Natural Resources Co.(a)                              11,375
        875   Seitel, Inc.(a)                                               15,356
        550   St. Mary Land & Exploration Co.                               14,609
        225   Stone Energy Corp.(a)                                         12,220
      4,300   Talisman Energy, Inc.(a)                                     149,425
        450   Ultramar Diamond Shamrock Corp.                               12,861
      4,900   Williams Companies, Inc.                                     191,737
                                                                  ----------------
                                                                           550,387
-------------------------------------------------------------------------------------
Paper & Forest Products  1.1%
        325   Ball Corp.                                                    12,987
      4,800   Boise Cascade Corp.                                          158,064
      8,196   Georgia-Pacific Corp.                                        253,338
      2,100   Georgia-Pacific Corp. (Timber Group)                          66,990
      3,600   International Paper Co.                                      139,140
      2,500   Pactiv Corp.(a)                                               29,550
        950   Pope & Talbot, Inc.                                           14,621

    See Notes to Financial Statements                                     19

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,225   Rayonier, Inc.                                      $         95,386
      3,500   Temple-Inland, Inc.                                          178,465
                                                                  ----------------
                                                                           948,541
-------------------------------------------------------------------------------------
Pharmaceuticals  1.8%
        300   Alpharma, Inc.                                                11,100
      8,100   American Home Products Corp.                                 478,710
        600   Inhale Therapeutic Systems, Inc.(a)                           22,987
        300   Ista Pharmaceuticals, Inc.(a)                                  3,375
      3,500   Lilly (Elly) & Co.                                           275,800
        500   Medicines Co.(a)                                               6,375
      8,850   Pfizer, Inc.                                                 399,578
        250   Pharmaceutical Product Development, Inc.(a)                   10,313
      3,800   Schering-Plough Corp.                                        191,520
      1,200   Waters Corp.(a)                                               88,236
                                                                  ----------------
                                                                         1,487,994
-------------------------------------------------------------------------------------
Photography  0.2%
      3,000   Eastman Kodak Co.                                            130,860
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.8%
        200   Alexandria Real Estate Equities, Inc.                          7,180
        950   Amli Residential Properties Trust                             21,280
        975   Arden Reality, Inc.                                           23,400
        225   Avalonbay Communities, Inc.                                   10,933
      2,900   Boston Properties, Inc.                                      117,740
        650   BRE Properties, Inc.                                          19,448
        925   Cabot Industrial Trust Corp.                                  18,176
        475   Camden Property Trust                                         15,794
        725   CBL & Associates Properties, Inc.                             19,756
        600   Developers Diversified Reality Corp.                           8,244
        700   Felcor Lodging Trust, Inc.                                    16,800
        650   First Industrial Reality Trust, Inc.                          21,352
        800   Franchise Finance Corp. of America                            18,560
        300   General Growth Properties, Inc.                               11,403
        675   Glenborough Realty Trust, Inc.                                12,697
      1,000   Highwoods Properties, Inc.                                    25,900

    20                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        350   Home Properties of New York, Inc.                   $          9,520
        700   Hospitality Properties Trust                                  17,850
        950   JDN Realty Corp.                                              11,552
        525   Kilroy Realty Corp.                                           13,965
      2,300   Meristar Hospitality Corp.                                    50,370
      1,350   Nationwide Health Properties, Inc.                            21,141
      1,450   Reckson Associates Reality Corp.                              34,945
        900   Regency Reality Corp.                                         21,825
      1,500   Security Capital Group, Inc.(a)                               29,700
        200   SL Green Reality Corp.                                         5,588
        900   Summit Properties, Inc.                                       21,807
        825   Trammell Crow Co.(a)                                          11,146
        575   Weingarten Realty Investors                                   24,006
                                                                  ----------------
                                                                           642,078
-------------------------------------------------------------------------------------
Restaurants  0.3%
        950   CBRL Group, Inc.                                              19,178
     11,100   Darden Restaurants, Inc.                                     239,871
        300   Jack In The Box, Inc.(a)                                       8,400
      1,000   Ruby Tuesday, Inc.                                            15,280
                                                                  ----------------
                                                                           282,729
-------------------------------------------------------------------------------------
Retail  2.5%
        400   BJ's Wholesale Club, Inc.(a)                                  17,100
      1,675   Borders Group, Inc.(a)                                        23,618
        325   Coldwater Creek, Inc.(a)                                      12,629
      2,600   Costco Wholesale Corp.(a)                                    120,250
      6,700   Dillards, Inc.                                               102,108
        525   Dress Barn, Inc.(a)                                           15,553
      4,200   Federated Department Stores, Inc.(a)                         187,152
      9,500   Home Depot, Inc.                                             457,900
      4,700   Kohl's Corp.(a)                                              333,700
      7,600   Limited, Inc.                                                157,016
        850   Neiman Marcus Group(a)                                        33,099
        425   Payless Shoesource, Inc.                                      30,472
      2,475   Pier 1 Imports, Inc.                                          27,497
      2,500   Radioshack Corp.                                             137,600

    See Notes to Financial Statements                                     21

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        475   Rental A Center, Inc.                               $         17,664
      1,175   Shopko Stores, Inc.(a)                                        12,913
      3,400   Target Corp.                                                 129,132
      4,600   Tiffany & Co.                                                172,408
        525   Tweeter Home Entertainment Group, Inc.(a)                     10,402
      1,925   Venator Group, Inc.(a)                                        24,929
      3,100   Wal-Mart Stores, Inc.                                        176,080
        700   Zale Corp.(a)                                                 26,110
                                                                  ----------------
                                                                         2,225,332
-------------------------------------------------------------------------------------
Semiconductors  0.2%
        625   Alliance Semiconductor Corp.(a)                                9,961
      4,200   Intel Corp.                                                  155,400
        100   Micrel, Inc.(a)                                                4,600
        475   Therma Wave, Inc.(a)                                           7,600
                                                                  ----------------
                                                                           177,561
-------------------------------------------------------------------------------------
Shipbuilding
        300   Newport News Shipbuilding, Inc.                               15,183
-------------------------------------------------------------------------------------
Software  0.8%
      2,600   Actuate Corp.(a)                                              59,759
      4,000   Bindview Development Corp.(a)                                 35,575
      4,000   Brio Technology, Inc.(a)                                      49,000
        900   Broadvision, Inc.(a)                                          12,094
        150   E Piphany, Inc.                                                5,869
        800   HNC Software, Inc.(a)                                         24,000
        675   Metasolv, Inc.(a)                                             14,344
      6,300   Microsoft Corp.(a)                                           384,694
        400   NetIQ Corp.(a)                                                31,400
        350   OTG Software, Inc.(a)                                          4,331
        200   Quest Software, Inc.(a)                                        7,488
        900   Sapient Corp.(a)                                              15,187
        550   Serena Software, Inc.(a)                                      18,700
        425   T HQ, Inc.                                                    11,422
      1,000   Take Two Interactive Software(a)                              12,187

    22                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        200   VERITAS Software Corp.(a)                           $         18,975
                                                                  ----------------
                                                                           704,825
-------------------------------------------------------------------------------------
Telecommunications  4.6%
      1,200   Advanced Fibre Communications, Inc.(a)                        29,775
      2,400   ALLTEL Corp.                                                 142,032
      5,900   AT&T Corp.                                                   141,541
        525   Audiovox Corp.(a)                                              6,956
      7,800   General Motors Corp., Class H                                218,244
      5,700   Global Crossing Ltd.(a)                                      125,514
      2,868   JDS Uniphase Corp.(a)                                        157,202
      1,400   Leap Wireless International, Inc.(a)                          58,975
      1,000   Millicom International Cellular SA
               (Luxembourg)(a)                                              30,188
     11,900   Motorola, Inc.                                               271,439
      3,800   Nextel Communications, Inc.(a)                               130,388
     12,100   Nokia Corp. ADR (Finland)                                    415,635
      5,000   Nortel Networks Corp. ADR (Finland)                          191,150
      3,618   NTL, Inc.(a)                                                 141,138
      6,000   Qwest Communications International, Inc.(a)                  252,720
      3,500   SBC Communications, Inc.                                     169,225
      7,200   Sprint Corp.                                                 178,560
      1,225   Symmetricom, Inc.(a)                                          22,433
        350   Tut Systems, Inc.(a)                                           2,756
      3,600   Verizon Communications                                       197,820
      8,140   Viacom, Inc.(a)                                              449,328
      8,798   Vodafone Air Touch Group PLC, ADR (United
               Kingdom)                                                    307,666
      9,700   Worldcom, Inc.(a)                                            209,156
                                                                  ----------------
                                                                         3,849,841
-------------------------------------------------------------------------------------
Tobacco  1.0%
      4,100   Loews Corp.                                                  398,520
      7,200   Philip Morris Companies, Inc.                                316,800
      2,400   R.J. Reynolds Tobacco Holdings, Inc.                         127,080
                                                                  ----------------
                                                                           842,400

    See Notes to Financial Statements                                     23

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Transportation  0.1%
        625   Alexander & Baldwin, Inc.                           $         17,510
        550   Arkansas Best Corp.(a)                                        11,309
      1,175   Roadway Express, Inc.                                         27,759
                                                                  ----------------
                                                                            56,578
-------------------------------------------------------------------------------------
Utilities  0.4%
        575   California Water Service Group                                13,628
        500   CH Energy Group, Inc.                                         21,265
        575   Cleco Corp.                                                   26,904
        825   Conectiv, Inc.                                                15,725
        200   Equitable Resources, Inc.                                     11,736
      1,500   General Public Utilities Corp.                                48,045
        675   Idacorp, Inc.                                                 27,803
        575   Kansas City Power & Light Co.                                 14,714
      1,000   Public Service Company of New Mexico(a)                       24,700
      2,500   Reliant Energy, Inc.                                          94,250
                                                                  ----------------
                                                                           298,770
-------------------------------------------------------------------------------------
Waste Management
        425   Stericycle, Inc.(a)                                           13,786
        725   Waste Connections, Inc.(a)                                    20,526
                                                                  ----------------
                                                                            34,312
                                                                  ----------------
              Total common stocks (cost $29,563,661)                    31,963,499
                                                                  ----------------
PREFERRED STOCKS  0.1%
-------------------------------------------------------------------------------------
Publishing
      1,000   Primedia, Inc.
               (cost $94,875)                                               84,000
                                                                  ----------------
-------------------------------------------------------------------------------------
COMMON STOCK UNIT  0.3%
      3,900   Nasdaq--100 Shares Trust Unit Series 1
               (cost $255,138)                                             250,770
                                                                  ----------------
              Total stocks (cost $29,913,674)                           32,298,269
                                                                  ----------------

    24                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited)

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES  1.9%
A2              US$    700       General Motors Acceptance Corp.,
                                  MTN,
                                  6.536%, 4/5/01                      $        695,778
Baa1                   900       MBNA Corp., MTN,
                                  6.875%, 7/15/04                              907,191
                                                                      ----------------
                                 Total asset backed securities
                                  (cost $1,595,064)                          1,602,969
                                                                      ----------------
CORPORATE BONDS  28.1%
-------------------------------------------------------------------------------------
Aerospace/Defense  0.1%
B2                      50       BE Aerospace, Inc., Sr. Sub.
                                  Notes,
                                  9.50%, 11/1/08                                51,250
Ba2                     35       Sequa Corp.,
                                  9.00%, 8/1/09                                 34,650
                                                                      ----------------
                                                                                85,900
-------------------------------------------------------------------------------------
Airlines  1.0%
Ba2                     75       Continental Airlines, Inc., Sr.
                                  Notes,
                                  8.00%, 12/15/05                               70,926
Baa3                   450       Delta Air Lines, Inc., Notes,
                                  8.30%, 12/15/29                              390,029
Ba2                     75       Northwest Airlines, Inc., Note,
                                  7.63%, 3/15/05                                72,811
B3                      50       U.S. Air, Inc., Sr. Notes,
                                  9.625%, 2/1/01                                50,000
Ba3                    240       10.38%, 3/1/13                                226,800
Baa3                     5       United Airlines, Inc., Debs.,
                                  9.75%, 8/15/21                                 4,761
                                                                      ----------------
                                                                               815,327
-------------------------------------------------------------------------------------
Automotive Parts  0.4%
B2                      15       Collins & Aikman Products Co.,
                                  Sr. Sub. Notes,
                                  11.50%, 4/15/06                               13,425

    See Notes to Financial Statements                                     25

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B3              US$     50       Eagle Picher Industries, Inc.,
                                  Sr. Sub. Notes,
                                  9.375%, 3/1/08                      $         33,500
B3                      60       Motors & Gears, Inc.
                                  10.75%, 11/15/06                              55,800
Baa1                   250       TRW, Inc., Notes,
                                  8.75%, 5/15/06                               264,925
                                                                      ----------------
                                                                               367,650
-------------------------------------------------------------------------------------
Banks  2.0%
A3                     200       Bank Tokyo Mitsubishi Ltd.,
                                  Global Sr. Sub. Notes,
                                  8.40%, 4/15/10                               212,700
Ba2                    180       Export-Import Bank of Korea,
                                  Sr. Notes,
                                  7.25%, 6/25/01                               180,350
Baa2                 1,000       PP&L Capital Funding, Inc., MTN,
                                  7.75%, 4/15/05                             1,015,050
                                 Sovereign Bancorp, Inc.,
                                  Sr. Notes,
Ba3                    150       10.25%, 5/15/04                               154,455
Ba3                     50       10.50%, 11/15/06                               52,250
B2                      30       Western Financial Savings Bank,
                                  F.S.B., Sub. Cap. Deb.,
                                  8.875%, 8/1/07                                28,125
                                                                      ----------------
                                                                             1,642,930
-------------------------------------------------------------------------------------
Cable  1.5%
B2                     180       Adelphia Communications Corp.,
                                  Sr. Note,
                                  10.875%, 10/1/10                             189,900
B2                      25       Charter Commerce Holdings, Sr.
                                  Note,
                                  10.75%, 10/1/09                               26,375
B2                     250       Charter Communication Holdings,
                                  Sr. Sub. Notes,
                                  8.625%, 4/1/09                               241,250
B3                      75       Coaxial Communications, Inc., Sr.
                                  Notes,
                                  10.00%, 8/15/06                               75,000

    26                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba3             US$    200       CSC Holdings, Inc., Sr. Sub. Deb.,
                                  10.50%, 5/15/16                     $        227,000
B3                     100       International Wire Group, Inc.,
                                  Sr. Sub. Notes,
                                  11.75%, 6/1/05                                99,500
B3                     115       Lin Holdings Corp.,
                                  Sr. Disc. Notes,
                                  Zero Coupon (until 3/1/03),
                                  10.00%, 3/1/08                                88,550
B3                      50       Pecunia 1 Vermogeensverwaltung,
                                  Sr. Disc. Notes, Zero Coupon
                                  (until 7/15/05), 16.00%, 7/15/10              24,000
B3                      50       Sr. Notes,
                                  14.00%, 7/15/10                               50,250
Ba2                     50       Rogers Cablesystems Ltd.,
                                  Sr. Sub. Gtd. Debs.,
                                  11.00%, 12/1/15                               56,500
B2                     200       United Pan-European Communications
                                  (Netherlands), Sr. Notes,
                                  10.875%, 8/1/09                              151,000
                                                                      ----------------
                                                                             1,229,325
-------------------------------------------------------------------------------------
Chemicals  0.4%
Ba2                     25       Hercules, Inc.,
                                  Sr. Notes 144A,
                                  11.125%, 11/15/07                             24,250
B2                      55       Huntsman ICI Chemicals, Inc.,
                                  Sr. Sub. Notes,
                                  10.125%, 7/1/09                               56,374
B1                      50       Huntsman Polymers Corp.,
                                  Sr. Notes,
                                  11.75%, 12/1/04                               39,375
                                 Lyondell Chemical Co.,
                                  Sr. Sec'd. Notes,
Ba3                     10       9.625%, 5/1/07                                 10,200

    See Notes to Financial Statements                                     27

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba3             US$     55       9.875%, 5/1/07                       $         56,100
B2                      70       10.875%, 5/1/09                                70,350
B1                      12       NL Industries, Inc., Sr. Sec'd.
                                  Notes,
                                  11.75%, 10/15/03                              12,180
B3                      45       Sterling Chemical Holdings, Inc.,
                                  Sr. Sub.. Notes,
                                  12.375%, 7/15/06                              43,650
B3                       5       Texas Petrochemicals Corp.,
                                  Sr. Sub. Notes,
                                  11.125%, 7/1/06                                3,825
                                                                      ----------------
                                                                               316,304
-------------------------------------------------------------------------------------
Commercial Services  0.5%
Baa2                    50       Comdisco, Inc.,
                                  6.00%, 1/30/02                                45,000
Baa1                   300       Cox Enterprises Inc.,
                                  7.659%, 2/1/01                               299,720
Ba3                     50       Metris Cos, Inc., Sr. Notes,
                                  10.125%, 7/15/06                              44,750
                                                                      ----------------
                                                                               389,470
-------------------------------------------------------------------------------------
Computer  0.2%
Ba1                    150       Globix Corp., Sr. Notes,
                                  12.50%, 2/1/10                                67,500
B1                      75       Seagate Technology, Sub. Notes,
                                  12.50%, 11/15/07                              73,500
Ba1                     50       Unisys Corp., Sr. Sub. Notes,
                                  11.75%, 10/15/04                              53,374
                                                                      ----------------
                                                                               194,374
-------------------------------------------------------------------------------------
Containers  0.5%
B1                      10       Norampac, Inc., Sr. Notes,
                                  9.50%, 2/1/08                                 10,200
B1                      75       Owens-Illinois, Inc., Sr. Notes,
                                  7.85%, 5/15/04                                63,750
B3                     106       Packaged Ice, Inc., Sr. Notes,
                                  9.75%, 2/1/05                                 89,040

    28                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B2              US$    100       Radnor Holdings, Inc., Sr. Notes,
                                  10.00%, 12/1/03                     $         85,125
                                 Stone Container Corp.,
                                  Sr. Notes,
B1                      10        10.75%, 10/1/02                               10,125
B2                     150        9.25%, 2/1/08                                152,625
                                                                      ----------------
                                                                               410,865
-------------------------------------------------------------------------------------
Energy  2.2%
Ba1                    100       AES Corp., Sr. Note,
                                  8.75%, 12/15/02                              102,750
Ba2                    100       AES Drax Energy Ltd., Sr. Sec'd
                                  Notes,
                                  11.50%, 8/30/10                              109,000
Baa2                   700       Cinergy Corp., Debs.,
                                  6.125%, 4/15/04                              677,868
Ba3                    150       CMS Energy Corp.
                                  9.875%, 10/15/07                             159,750
B2                     100       Hollywood Park, Inc., Sr. Sub.
                                  Notes,
                                  9.25%, 2/15/07                                99,000
B3                      50       Premier Parks, Inc., Sr. Notes,
                                  9.75%, 6/15/07                                50,625
Baa3                   100       Reliant Energy Mid Atlantic,
                                  Series C Passthru Certificate
                                  144A
                                  9.681%, 7/2/26                                98,750
Baa3                   200       Southern California Edison Co.,
                                  Note,
                                  7.204%, 2/1/01                               153,000
Ba3                     75       TNP Enterprises, Inc., Sr. Sub.
                                  Note,
                                  10.25%, 4/1/10                                79,874
A3                     300       TXU Electric Company, First
                                  Mortgage Bond, Class B,
                                  7.28625%, 3/20/01                            300,000
                                                                      ----------------
                                                                             1,830,617
-------------------------------------------------------------------------------------
Electronics  0.1%
Ba3                     50       Flextronics International Ltd,
                                  9.875%, 7/1/10                                53,000

    See Notes to Financial Statements                                     29

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Financial Services  5.2%
Ba1             US$    200       Americredit Corp., Sr. Notes,
                                  9.875%, 4/15/06                     $        201,000
A1                     600       AT&T Capital Corp., MTN, Ser. G,
                                  5.881%, 4/23/01                              601,291
A2                     300       Bear Stearns Co., Inc.,
                                  Sr. Notes,
                                  7.13375%, 2/1/01                             300,579
A3                     300       Donaldson Lufkin Jenrette,
                                  6.259%, 4/18/01                              300,635
A2                     600       Ford Motor Credit Co.,
                                  7.50%, 3/15/05                               627,138
Ba1                    200       Green Tree Financial Corp., MTN,
                                  6.50%, 9/26/02                               166,948
Ba1                    400       GS Escrow Corp., Senior Note,
                                  6.75%, 8/1/01                                395,000
A2                     300       Lehman Brothers Holdings, Inc.,
                                  MTN, Ser. E,
                                  7.301%, 4/1/01                               302,501
Ba3                    250       Midland Funding Corp.,
                                  Sec'd. Lease Oblig. Bond,
                                  11.75%, 7/23/05 Ser. A                       269,348
Ba3                     75       Midland Funding Corp.
                                  13.25%, 7/23/06                               85,280
Aa3                    600       Morgan Stanley Dean Witter,
                                  5.723%, 4/28/01                              601,113
Ba3                    100       Orion Power Holdings, Inc., Sr.
                                  Notes,
                                  12.00%, 5/1/10                               109,000
Ba3                    175       RBF Finance Co., Sr. Sec'd. Notes,
                                  11.00%, 3/15/06                              210,875
B2                     200       Stone Container Finance Co., Sr.
                                  Notes,
                                  11.50%, 8/15/06                              205,000
                                                                      ----------------
                                                                             4,375,708
-------------------------------------------------------------------------------------
Food & Beverage  0.3%
B3                      50       Agrilink Foods, Inc., Sr. Sub.
                                  Notes,
                                  11.875%, 11/1/08                              36,750

    30                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Caa1            US$     50       Del Monte Foods Co., Sr. Disc.
                                  Notes, Zero Coupon (until
                                  12/15/02),
                                  12.50%, 12/15/07                    $         40,500
Ba3                    100       Great Atlantic & Pacific Tea,
                                  Inc., Note,
                                  7.75%, 4/15/07                                67,000
B1                     100       Pilgrim's Pride Corp., Sr. Sub.
                                  Notes,
                                  10.875%, 8/1/03                               97,000
                                                                      ----------------
                                                                               241,250
-------------------------------------------------------------------------------------
Gaming  1.0%
Ba2                    100       Circus Circus Enterprises, Inc.,
                                  Debs.,
                                  6.70%, 11/15/96                               96,658
Ba3                    100       Sr. Sub. Notes,
                                  6.45%, 2/1/06                                 92,244
Ba3                    300       Sr. Sub. Notes,
                                  6.75%, 7/15/03                               282,750
B3                      75       Coast Hotels & Casinos, Inc.,
                                  Sr. Sub. Notes,
                                  9.50%, 4/1/09                                 74,625
B2                     100       Harveys Casino Resorts, Sr. Sub.
                                  Notes,
                                  10.625%, 6/1/06                              102,500
B3                      25       Hollywood Casino Corp.,
                                  Sr. Scd. Note,
                                  11.25%, 5/1/07                                26,500
B2                      30       Horseshoe Gaming Holding Corp.,
                                  Sr. Sub. Notes,
                                  8.625%, 5/15/09                               29,550
Ba2                     20       Park Place Entertainment Corp.,
                                  Sr. Sub. Notes,
                                  9.375%, 2/15/07                               20,800
B1                      40       Station Casinos, Inc.,
                                  Sr. Sub. Note,
                                  9.875%, 7/1/10                                41,600
B3                      15       Trump Atlantic City Associations,
                                  First Mtge. Notes,
                                  11.25%, 5/1/06                                10,050

    See Notes to Financial Statements                                     31

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
C               US$     45       Venetian Casino Resort LLC,
                                  First Mtge. Notes
                                  12.25%, 11/15/04                    $         46,800
                                                                      ----------------
                                                                               824,077
-------------------------------------------------------------------------------------
Health Care  1.5%
B2                     140       Abbey Healthcare Group, Inc.,
                                  Sr. Sub. Notes,
                                  9.50%, 11/1/02                               141,400
                                 Columbia/HCA Healthcare Corp.,
                                  Debs.,
Ba2                     60        9.00%, 12/15/14                               63,150
Ba2                    150        7.69%, 6/15/25                               134,250
Ba2                     55        7.05%, 12/1/27                                45,650
Ba2                    300        6.73%, 7/15/45                               296,250
Ba2                     20        7.50%, 11/15/95                               16,800
C                      350(b)    Integrated Health Services, Inc.,
                                  Sr. Sub. Notes,
                                  9.25%, 1/15/08                                 3,063
Aa                     500       Long Island College Hosp.,
                                  Rev., FHA Mtge., Ser. B,
                                  8.90%, 8/15/30                               524,567
B3                      25       Lifepoint Hospitals Holdings,
                                  Inc.,
                                  Sr. Sub. Notes,
                                  10.75%, 5/15/09                               27,250
B3                      50       Triad Hospitals, Sr. Sub. Notes,
                                  11.00%, 5/15/09                               53,375
                                                                      ----------------
                                                                             1,305,755
-------------------------------------------------------------------------------------
Industrials  0.5%
Baa3                   250       AES Drax Holdings, Ltd.,
                                  Sr. Sec'd. Notes,
                                  10.41%, 12/31/20                             272,500
B3                     350       United International Holdings,
                                  Inc.,
                                  Sr. Disc. Notes,
                                  Zero Coupon, (until 2/15/03)
                                  10.75%, 2/15/08                              180,250
                                                                      ----------------
                                                                               452,750
-------------------------------------------------------------------------------------
Insurance  0.5%
B1                     400       Conseco, Inc.,
                                  8.75%, 2/9/04                                359,000

    32                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B1              US$     50       Sub. Deb.,
                                  8.50%, 10/15/02                     $         47,750
                                                                      ----------------
                                                                               406,750
-------------------------------------------------------------------------------------
Internet  0.2%
                                 Exodus Communications, Inc., Sr.
                                  Notes,
B3                      50       10.75%, 12/15/09                               46,750
B3                      90       11.63%, 7/15/10                                87,300
                                                                      ----------------
                                                                               134,050
-------------------------------------------------------------------------------------
Lodging  0.2%
Ba1                    115       ITT Corp., Debs.,
                                  7.375%, 11/15/15                             103,614
B1                      50       La Quinta Inns, Inc.,
                                  Sr. Notes,
                                  7.25%, 3/15/04                                41,000
                                                                      ----------------
                                                                               144,614
-------------------------------------------------------------------------------------
Manufacturing  0.4%
B3                     110       Core Mark International, Inc.,
                                  Sr. Sub. Notes,
                                  11.375%, 9/15/03                             104,638
B1                     100       French Fragrances, Inc., Sr.
                                  Notes,
                                  11.75%, 2/1/11                               104,000
B2                      75       Gentek, Inc., Sr. Sub. Notes,
                                  11.00%, 8/1/09                                77,813
B3                      20       Polymer Group, Inc., Sr. Sub.
                                  Notes,
                                  8.75%, 3/1/08                                 14,500
B3                      15       United States Can Co.,
                                  Sr. Sub. Note 144A,
                                  12.375%, 10/1/10                              15,900
B2                      40       Venture Holdings, Inc., Sr. Notes,
                                  9.50%, 7/1/05                                 18,400
                                                                      ----------------
                                                                               335,251
-------------------------------------------------------------------------------------
Media  1.4%
B2                     200       Ackerley Group, Inc., Sr. Sub.
                                  Notes,
                                  9.00%, 1/15/09                               190,000

    See Notes to Financial Statements                                     33

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B2              US$    125       Alliance Atlantis Communications,
                                  Inc., Sr. Sub. Notes,
                                  13.00%, 12/15/09                    $        129,375
B1                     250       Fox Family Worldwide, Inc., Sr.
                                  Disc. Note, Zero Coupon, (until
                                  11/1/02)
                                  9.25%, 11/1/07                               218,125
B1                      15       Sr. Notes,
                                  9.25%, 11/1/07                                15,300
B3                      50       Paxson Communications Corp.,
                                  Sr. Sub. Notes,
                                  11.625%, 10/1/02                              50,750
Baa1                   600       Time Warner, Inc., Sr. Notes,
                                  6.10%, 12/30/01                              601,560
                                                                      ----------------
                                                                             1,205,110
-------------------------------------------------------------------------------------
Metals  0.1%
B1                      75       Kaiser Aluminum & Chemical Corp.,
                                  Sr. Notes,
                                  9.875%, 2/15/02                               72,938
B3                      55       WHX Corp., Sr. Sub. Notes,
                                  10.50%, 4/15/05                               37,400
                                                                      ----------------
                                                                               110,338
-------------------------------------------------------------------------------------
Miscellaneous Services  0.4%
B3                     100       Concentra Operating Corp.,
                                  Sr. Sub. Notes,
                                  13.00%, 8/15/09                               90,000
B2                     200       Fresenius Med. Care Cap. Trust
                                  III,
                                  Gtd. Notes,
                                  7.875%, 2/1/08                               194,000
B3                      10       IT Group, Inc., Sr. Sub. Notes,
                                  11.25%, 4/1/09                                 8,000
B2                       5       Sun World International, Inc.,
                                  First Mtge. Notes,
                                  11.25%, 4/15/04                                4,650
                                                                      ----------------
                                                                               296,650
-------------------------------------------------------------------------------------
Networking  0.3%
B1                      35       Intersil Corp., Sr. Sub. Notes,
                                  13.25%, 8/15/09                               44,713

    34                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B2              US$    275       Williams Communications Group,
                                  Inc.,
                                  Sr. Notes,
                                  10.875%, 10/1/09                    $        247,500
                                                                      ----------------
                                                                               292,213
-------------------------------------------------------------------------------------
Oil & Gas  0.4%
B2                      30       Canadian Forest Oil, Ltd.,
                                  Sr. Sub. Notes,
                                  8.75%, 9/15/07                                29,925
B2                      55       Comstock Resources, Inc., Sr. Sub.
                                  Notes,
                                  11.25%, 5/1/07                                58,163
Ba2                     80       Eott Energy Partners LP, Sr.
                                  Notes,
                                  11.00%, 10/1/09                               86,400
B2                      15       Houston Exploration Co., Sr. Sub.
                                  Notes,
                                  8.625%, 1/1/08                                14,400
Ba2                     25       Leviathan Gas Pipeline LP, Sr.
                                  Sub. Notes,
                                  10.375%, 6/1/09                               26,375
B1                      55       Parker Drilling Co., Sr. Notes,
                                  9.75%, 11/15/06                               56,375
B2                      40       Swift Energy Co., Sr. Sub. Notes,
                                  10.25%, 8/1/09                                42,000
                                                                      ----------------
                                                                               313,638
-------------------------------------------------------------------------------------
Paper & Packaging  0.3%
                                 Doman Industries Ltd. (Canada),
                                  Sr. Notes,
B1                      35        8.75%, 3/15/04                                21,000
B3                      55        12.00%, 7/1/04                                55,825
B1                      20       Sr. Notes, Ser. B,
                                  9.25%, 11/15/07                                8,700
B1                     100       Silgan Holdings, Inc., Sr. Sub.
                                  Deb.,
                                  9.00%, 6/1/09                                 92,500
B3                      81       Stone Container Corp., Sr. Sub.
                                  Deb.,
                                  12.25%, 4/2/02                                81,304
                                                                      ----------------
                                                                               259,329

    See Notes to Financial Statements                                     35

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Pharmaceuticals
B2              US$     20       Bio Rad Labs, Inc., Sr. Sub.
                                  Notes,
                                  11.625%, 2/15/07                    $         21,300
-------------------------------------------------------------------------------------
Printing & Publishing  0.2%
B1                     250       Mail-Well I Corp., Sr. Sub. Notes,
                                  8.75%, 12/15/08                              200,000
-------------------------------------------------------------------------------------
Real Estate  0.3%
Ba2                    185       HMH Properties, Inc., Sr. Notes
                                  7.875%, 8/1/08                               180,838
B1                     100       Intrawest Corp., Sr. Notes,
                                  10.50%, 2/1/10                               105,500
                                                                      ----------------
                                                                               286,338
-------------------------------------------------------------------------------------
Recreation  0.1%
B3                      80       Ballys Total Fitness Holdings,
                                  Sr. Sub. Notes,
                                  9.875%, 10/15/07                              75,600
-------------------------------------------------------------------------------------
Restaurants  0.5%
B2                      60       Carrols Corp., Sr. Sub. Notes,
                                  9.50%, 12/1/08                                50,700
Ba2                    350       Felcor Suites LP, Gtd. Sr. Notes,
                                  7.375%, 10/1/04                              333,375
Ba3                     25       Sbarro, Inc., Sr. Notes,
                                  11.00%, 9/15/09                               26,188
                                                                      ----------------
                                                                               410,263
-------------------------------------------------------------------------------------
Retail  0.1%
Baa1                    50       Dillards, Inc., Note,
                                  6.125%, 11/1/03                               47,288
-------------------------------------------------------------------------------------
Schools  0.1%
B3                      80       Kindercare Learning Center, Inc.,
                                  Sr. Sub. Notes,
                                  9.50%, 2/15/09                                75,200

    36                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Semiconductors  0.1%
B2              US$     70       Fairchild Semiconductor Corp.,
                                  Sr. Sub. Notes,
                                  10.50%, 2/1/09                      $         71,225
B2                      22       SCG Holding Corp., Sr. Notes,
                                  12.00%, 8/1/09                                20,350
                                                                      ----------------
                                                                                91,575
-------------------------------------------------------------------------------------
Sovereign Bonds  0.2%
Baa2                   200       State of Qatar, Sr. Notes,
                                  9.75%, 6/15/30                               208,500
-------------------------------------------------------------------------------------
Steel
Ba2                     25       AK Steel Corp., Sr. Notes
                                  9.13%, 12/15/06                               24,188
Ba2                     20       Sheffield Steel Corp., First Mtge.
                                  Notes,
                                  11.50%, 12/1/05                                9,000
                                                                      ----------------
                                                                                33,188
-------------------------------------------------------------------------------------
Telecommunications  2.9%
Ba1                     10       Clearnet Communications, Inc.,
                                  Sr. Disc. Notes,
                                  Zero Coupon, 5/1/04                            8,300
B3                      10       Dobson Communications Corp., Sr.
                                  Note,
                                  10.875%, 7/1/10                               10,550
B3                     125       Echostar Broadband Corp., Sr.
                                  Note,
                                  10.375%, 10/1/07                             130,625
B3                      40       Fairpoint Communications, Inc.,
                                  Sr. Sub. Note,
                                  12.50%, 5/1/10                                39,000
Ba2                    250       Global Crossing Holdings Ltd., Sr.
                                  Notes,
                                  9.50%, 11/15/09                              253,750
B1                     150       Insight Midwest LP, Sr. Note,
                                  10.50%, 11/1/10                              159,750
B3                      30       Level 3 Communications, Inc., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  12/1/03),
                                  10.50%, 12/1/08                               18,900

    See Notes to Financial Statements                                     37

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B3              US$    250       Zero Coupon, (until 3/15/05)
                                  12.875%, 3/15/10                    $        142,500
B3                      55       Sr. Notes,
                                  11.00%, 3/15/08                               53,350
B1                     145       McleodUSA, Inc., Sr. Notes,
                                  11.38%, 1/1/09                               153,338
B3                     250       Microcell Telecommunications, Sr.
                                  Disc. Notes, Zero Coupon (until
                                  6/1/04),
                                  12.00%, 6/1/09                               170,000
B3                      45       Millicom International Cellular,
                                  Sr. Disc. Notes, Zero Coupon
                                  (until 6/1/01),
                                  13.50%, 6/1/06                                39,375
B2                     100       Netia Holdings BV, (Poland), Gtd.
                                  Sr. Disc. Notes, Zero Coupon
                                  (until 11/1/01),
                                  11.25%, 11/1/07                               70,000
B1                     230       Nextel Communications, Inc., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  9/15/02), 10.65%, 9/15/07                    190,900
                                 Sr. Notes
B2                     175        10.75%, 6/1/09                               161,875
B1                      55        9.375%, 11/15/09                              54,175
B2                     250       NTL Communications Corp., Sr.
                                  Notes,
                                  Zero Coupon (until 10/01/03),
                                  12.375%, 10/1/08                             155,000
B3                      45       Primus Telecommunications, Inc.,
                                  Sr. Notes,
                                  12.75%, 10/15/09                              18,000
B3                      35       Spectrasite Holdings, Inc., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  3/15/05),
                                  12.875%, 3/15/10                              21,000
B2                      20       Time Warner Telecom, Inc., Sr.
                                  Notes,
                                  10.13%, 2/1/11                                20,400
B3                      55       Tritel PCS, Inc., Sr. Sub. Disc.
                                  Notes,
                                  Zero Coupon (until 5/15/04)
                                  12.75%, 5/15/09                               39,325
B3                      50       Sr. Notes,
                                  10.38%, 1/15/11                               50,250

    38                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
A2              US$    300       Vodafone Airtouch PLC, Notes,
                                  6.736%, 3/21/01                     $        300,624
B2                     120       Voicestream Wireless Corp., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  11/15/04),
                                  11.875%, 11/15/09                             94,800
B2                      80       Sr. Notes,
                                  10.375%, 11/15/09                             91,400
B3                       5       Winstar Communications, Inc.,
                                  Sr. Notes,
                                  12.75%, 4/15/10                                3,850
B3                      15       Worldwide Fiber, Inc., Sr. Sub.
                                  Notes,
                                  12.00%, 8/1/09                                12,750
                                                                      ----------------
                                                                             2,463,787
-------------------------------------------------------------------------------------
Transportation
B1                      45       American Commercial Lines LLC,
                                  Sr. Notes,
                                  10.25%, 6/30/08                               30,600
-------------------------------------------------------------------------------------
Utilities  1.5%
Ba1                    150       AES Corp., Sr. Notes,
                                  9.50%, 6/1/09                                157,500
Aaa                  1,000       Boston Massachusetts Water &
                                  Sewer,
                                  5.00%, 11/1/28                               953,220
Baa3                   151       Niagara Mohawk Power Corp., Sr.
                                  Notes,
                                  7.125%, 7/1/01                               151,911
                                                                      ----------------
                                                                             1,262,631
-------------------------------------------------------------------------------------
Waste Management  0.5%
                                 Allied Waste of North America,
                                  Inc.,
                                  Sr. Notes,
Ba3                     50        7.375%, 1/1/04                                48,500
Ba3                    150        7.875%, 1/1/09                               143,250
B2                      75        Sr. Sub. Notes,
                                  10.00%, 8/1/09                               75,000
Ba1                    150       Waste Management, Inc., Sr. Notes,
                                  6.00%, 5/15/01                               149,336
                                                                      ----------------
                                                                               416,086
                                                                      ----------------

    See Notes to Financial Statements                                     39

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                                 Total corporate bonds
                                  (cost $23,948,294)                  $     23,655,601
                                                                      ----------------
CONVERTIBLE BONDS  0.6%
-------------------------------------------------------------------------------------
Financial Services
A3                EURO 500       Hellenic Finance Corp.,
                                  2.00%, 7/15/03
                                  (cost $526,875)                              463,546
                                                                      ----------------
-----------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES  5.8%
Aaa             US$    600       Bear Stearns Mortgage Securities,
                                  Inc.,
                                  Series 1997-7, Class A-9
                                  7.00%, 2/25/28                               596,250
Aaa                    279       Credit Suisse First Boston
                                  Mortgage,
                                  Series 2000-1R, Class A
                                  5.90%, 2/26/01                               278,918
AAA(Pound)             360       GE Capital Mortgage Services,
                                  Inc., Series 1999-15, Class 16,
                                  6.75%, 8/25/29                               360,722
Baa2                   300       Korea Asset Funding Ltd.,
                                  Series 2000-1A, Class 1
                                  8.89%, 2/12/01                               308,531
Aaa                    500       Mellon Residental Funding Corp.,
                                  Series 1999, Class A-3,
                                  6.58%, 7/25/29                               499,023
AAA(Pound)              16       Merrill Lynch Mortgage Investors,
                                  Inc.,
                                  Series 1998-F1,
                                  6.836%, 1/20/28                               15,754
Aaa                    500       Nationslink Funding Corp.,
                                  Series 1999-Sl, Class A-3,
                                  6.297%, 11/10/02                             506,893
Aa1                    475       PNC Mortgage Securities Corp.,
                                  Series 1995-2, Class A-4,
                                  6.75%, 6/25/16                               476,659
Aa1                    500       Series 1999, Class A-3,
                                  7.25%, 10/25/29                              508,577

    40                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
AAA(Pound)      US$    594       Series 1999-8, Class I A-5,
                                  6.75%, 8/25/29                      $        597,237
AAA(Pound)             779       Residential Funding Mortgage,
                                  Inc., Series 1997 S-19, Class
                                  A-3,
                                  6.50%, 12/25/12                              772,748
                                                                      ----------------
                                                                             4,921,312
                                                                      ----------------
                                 Total mortgage-related securities
                                  (cost $4,842,417)                          4,921,312
                                                                      ----------------

Principal
Amount
(000)           Description                                        Value (Note 1)
-----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES  5.5%
                Government of Germany,
   EURO  900     5.25%, 7/4/10                                              866,668
       3,400     5.25%, 1/4/11                                            3,278,195
          20     6.25%, 1/4/24                                               20,683
         170     6.50%, 7/4/27                                              182,268
         200     6.25%, 1/4/30                                              210,482
 LIRA     90    Government of Italy,
                 5.25%, 11/1/29                                              78,298
                                                                   ----------------
                Total foreign government securities
                 (cost $4,462,330)                                        4,636,594
                                                                   ----------------
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES  34.4%
                United States Treasury Bonds, (Principal Only),
US$    1,000    Zero Coupon, 11/15/18                                       360,490
       1,000    Zero Coupon, 2/15/19                                        353,730
         500    United States Treasury Bonds,
                 6.25%, 8/15/23                                             538,435
                United States Treasury Note,
       1,738     3.625%, 7/15/02                                          1,755,239
       1,429     3.375%, 1/15/07                                          1,428,962
       1,804     3.875%, 1/15/09                                          1,851,117
       2,400     5.75%, 8/15/10                                           2,506,128

    See Notes to Financial Statements                                     41

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                        Value (Note 1)
-----------------------------------------------------------------------------------------
US$      250    United States Treasury Bond, (Principal Only),
                 Zero Coupon, 2/15/21                              $         79,035
       1,000    United States Treasury Security, (Interest
                 Only),
                 Zero Coupon, 5/15/11                                       579,840
       1,500    United States Treasury Bond, (Principal Only),
                 Zero Coupon, 2/15/15                                       683,325
       1,024    United States Department Veteran Affairs,
                 6.84%, 1/15/30                                           1,053,904
                Government National Mortgage Association,
         545     7.75%, 2/5/01                                              559,006
       1,000     7.00%, 1/2/20                                            1,015,000
       1,600     7.50%, 1/2/20                                            1,641,504
       1,000     8.00%, 1/2/20                                            1,034,060
       4,500     8.50%, 1/2/20                                            4,695,480
       1,000     7.50%, 1/2/20                                            1,022,344
       1,500     8.50%, 1/2/20                                            1,555,078
          83     7.50%, 12/15/28                                             84,864
         500     6.00%, 1/15/29                                             491,095
         534     6.00%, 2/15/29                                             524,689
         733     6.00%, 5/15/29                                             720,398
         732     6.00%, 8/15/29                                             719,085
       1,544    Federal Home Loan Mortgage Corp., Debs.,
                 10.00%, 5/15/20                                          1,655,293
                Federal National Mortgage Association,
         494     6.50%, 9/1/05                                              498,217
       1,000     7.50%, 1/2/12                                            1,022,500
         249     5.00%, 4/1/14                                              241,539
         339     5.00%, 4/1/14                                              323,950
                                                                   ----------------
                Total U.S. government and agency securities
                 (cost $28,543,236)                                      28,994,307
                                                                   ----------------
                Total debt obligations
                 (cost $63,918,216)                                      64,274,329
                                                                   ----------------
                Total long-term Investments
                 (cost $93,831,890)                                      96,572,598
                                                                   ----------------

    42                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
       Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                        Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.6%
Commercial Paper  0.7%
US$      600    National Rural Utilities, Cooperative Finance,
                 5.63%, 2/22/01
                 (cost 598,030)                                    $        597,601
                                                                   ----------------
REPURCHASE AGREEMENT  6.9%
   5,833,000    Joint Repurchase Agreement Account
                 5.671%, 2/1/01 (cost $5,833,000; Note 5)                 5,833,000
                                                                   ----------------
                Total short-term investments (cost $6,431,030)            6,430,601
                                                                   ----------------
                Total Investments before short sales  122.3%
                 (cost $100,262,920; Note 4)                            103,003,199
                                                                   ----------------
BONDS SOLD SHORT  (7.4%)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
                United States Treasury Notes
        (500)    6.25%, 7/31/02                                            (510,935)
      (5,400)    6.50%, 3/31/02                                          (5,506,326)
        (200)    6.75%, 5/15/05                                            (214,282)
                                                                   ----------------
                Total bonds sold short
                 (cost $(6,210,519))                                     (6,231,543)
                                                                   ----------------
                Total Investments, net of short sales  114.9%
                 (cost $94,052,401)                                      96,771,656
                Liabilities in excess of other assets  (14.9%)          (12,550,776)
                                                                   ----------------
                Net Assets  100%                                   $     84,220,880
                                                                   ----------------
                                                                   ----------------

------------------------------
(a) Non-income producing security.
(b) Represents issuer in default on interest payments, non income producing security.
Pound S&P rating.
ADR--American Depository Receipt.
FHA--Federal Housing Administration.
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium-Term Note.
N.V.--Naamloze Vennootschaap (Dutch Corporation).
PLC--Public Limited Company.
SA--Societe Anonyme (French Corporation).
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     43

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
              Statement of Assets and Liabilities (Unaudited)

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $100,262,920)                           $103,003,199
Cash                                                                   1,032,600
Receivable for investments sold                                       12,340,449
Interest and dividends receivable                                        777,663
Receivable for Fund shares sold                                          243,118
Deferred expenses and other assets                                           535
Unrealized appreciation on written options (premiums $313)                   119
                                                                  ----------------
      Total assets                                                   117,397,683
                                                                  ----------------
LIABILITIES
Payable to custodian                                                         637
Payable for investments purchased                                     26,340,763
Investments sold short, at value (proceeds $6,210,519)                 6,231,543
Payable for Fund shares reacquired                                       284,766
Unrealized depreciation on forward currency contract                     114,125
Distribution fee payable                                                  57,807
Accrued expenses and other liabilities                                    57,109
Management fee payable                                                    51,559
Payable for swaps purchased                                               28,298
Unrealized depreciation on interest rate swaps                            10,196
                                                                  ----------------
      Total liabilities                                               33,176,803
                                                                  ----------------
NET ASSETS                                                          $ 84,220,880
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      8,115
   Paid-in capital in excess of par                                   80,059,270
                                                                  ----------------
                                                                      80,067,385
   Undistributed net investment income                                   932,770
   Accumulated net realized gain on investments                          604,204
   Net unrealized appreciation on investments                          2,616,521
                                                                  ----------------
Net assets, January 31, 2001                                        $ 84,220,880
                                                                  ----------------
                                                                  ----------------

    44                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund

             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($16,363,241 / 1,573,564 shares of beneficial interest
      issued and outstanding)                                             $10.40
   Maximum sales charge (5% of offering price)                               .55
                                                                  ----------------
   Maximum offering price to public                                       $10.95
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($53,815,867 / 5,187,779 shares of beneficial
      interest issued and outstanding)                                    $10.37
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($13,220,255 / 1,274,464 shares of beneficial interest
      issued and outstanding)                                             $10.37
   Sales charge (1% of offering price)                                       .10
                                                                  ----------------
   Offering price to public                                               $10.47
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($821,517 / 79,005 shares of beneficial interest
      issued and outstanding)                                             $10.40
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     45

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
                   Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  January 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $1,869,736
   Dividends                                                            175,867
                                                                  ----------------
      Total income                                                    2,045,603
                                                                  ----------------
Expenses
   Management fee                                                       284,848
   Distribution fee--Class A                                             19,332
   Distribution fee--Class B                                            239,987
   Distribution fee--Class C                                             59,186
   Custodian's fees and expenses                                        126,000
   Transfer agent's fees and expenses                                    40,000
   Reports to shareholders                                               33,000
   Registration fees                                                     20,000
   Audit fee                                                             13,000
   Directors' fees                                                        6,000
   Legal fees                                                             3,000
   Miscellaneous                                                            315
                                                                  ----------------
      Total expenses                                                    844,668
                                                                  ----------------
Net investment income                                                 1,200,935
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                              540,222
   Foreign currency transactions                                       (128,687)
   Swaps                                                                (54,114)
                                                                  ----------------
                                                                        357,421
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          650,611
   Foreign currencies                                                   (88,902)
   Short sales                                                           21,024
   Swaps                                                                    820
                                                                  ----------------
                                                                        583,553
                                                                  ----------------
Net gain on investments                                                 940,974
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,141,909
                                                                  ----------------
                                                                  ----------------

    46                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
              Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                      Ended               Ended
                                                 January 31, 2001     July 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $  1,200,935        $  2,170,624
   Net realized gain on investment and foreign
      currency transactions                             357,421           6,336,720
   Net change in unrealized
      appreciation/(depreciation) of
      investments, foreign currencies and
      swaps                                             583,553            (211,361)
                                                 ----------------    ----------------
   Net increase in net assets resulting from
      operations                                      2,141,909           8,295,983
                                                 ----------------    ----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                          (158,976)           (419,711)
      Class B                                          (395,409)         (1,002,217)
      Class C                                           (99,273)           (337,721)
      Class Z                                            (6,612)           (348,570)
                                                 ----------------    ----------------
                                                       (660,270)         (2,108,219)
                                                 ----------------    ----------------
   Distributions from net realized gains on
      investment transactions
      Class A                                        (1,148,585)           (113,245)
      Class B                                        (3,624,125)           (387,774)
      Class C                                          (860,929)           (152,973)
      Class Z                                           (57,521)           (219,765)
                                                 ----------------    ----------------
                                                     (5,691,160)           (873,757)
                                                 ----------------    ----------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                   $ 19,052,508        $ 35,877,305
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   6,098,962           2,861,038
   Cost of shares reacquired                         (6,845,554)        (48,138,088)
                                                 ----------------    ----------------
   Net increase/(decrease) in net assets from
      Fund share transactions                        18,305,916          (9,399,745)
                                                 ----------------    ----------------
Total increase/(decrease)                            14,096,395          (4,085,738)
NET ASSETS
Beginning of year                                    70,124,485          74,210,223
                                                 ----------------    ----------------
End of year(a)                                     $ 84,220,880        $ 70,124,485
                                                 ----------------    ----------------
                                                 ----------------    ----------------
------------------------------
(a) Includes undistributed net investment
income of                                          $    932,770        $    392,105
                                                 ----------------    ----------------

    See Notes to Financial Statements                                     47

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified Conservative Growth Fund (the 'Fund'), Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund. These financial statements relate to Prudential Diversified Conservative Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998. Jennison Associates, The Prudential Investment Corporation, Pacific Investment Management Company, Franklin Advisers, Inc. and The Dreyfus Corporation are the Fund's 'Advisers'.

      The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Trust in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Adviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and Adviser feel this is representative of market value, after that period, such securities are valued in good faith under procedures adopted by the Trustees.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      Taxes:    For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage. The fund's advisers consist of:
Jennison Associates LLC ('Jennison'), The Prudential Investment Corporation ('PIC'), Pacific Investment Management Company, Franklin Advisers, Inc., and The Dreyfus Corporation.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended January 31, 2001.

      PIMS has advised the Fund that it has received approximately $43,100 and $22,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2001.

      PIMS has advised the Fund that for the six months ended January 31, 2001, it has received approximately $57,900 and $3,400, in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2001.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximum commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Trust's transfer agent. During the six months ended January 31, 2001, the Fund incurred fees of approximately $33,000 for the services of PMFS. As of January 31, 2001 approximately $5,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 were $173,965,607 and $153,611,541, respectively.

      Transactions in options written during the six months ended January 31, 2001 were as follows:

                                              Number of       Premiums
                                              Contracts       Received
                                             ----------     ----------
Options outstanding at July 31, 2000                 --     $       --
Options written                                   2,000            313
Options expired                                      --             --
Options closed                                       --             --
                                             ----------     ----------
Options outstanding at January 31, 2001           2,000     $      313

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      At January 31, 2001, the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                                          Value at
         Foreign Currency              Settlement Date         Current
           Sale Contract                   Payable              Value           Depreciation
-----------------------------------    ---------------     ----------------     ------------
Euro,
  expiring 2/13/01                       $ 1,301,968          $1,415,687         $ (113,699)
                                       ---------------     ----------------     ------------
                                       ---------------     ----------------     ------------
                                          Value at
         Foreign Currency              Settlement Date         Current
         Purchase Contract                 Payable              Value           Depreciation
-----------------------------------    ---------------     ----------------     ------------
Euro,
  expiring 2/13/01                       $    17,013          $   16,776         $     (237)
                                              16,965              16,776               (189)
                                       ---------------     ----------------     ------------
                                         $    33,978          $   33,552         $     (426)
                                       ---------------     ----------------     ------------
                                       ---------------     ----------------     ------------

      The Fund entered into 3 interest rate swap agreements. Under the agreement the Fund receives a floating rate and pays a respective fixed rate. Details of the swaps at January 31, 2001 are as follows:

Notional                                                     Unrealized
 Amount      Fixed         Floating        Termination      Appreciation
 (000)        Rate           Rate              Date        (Depreciation)
--------     ------     ---------------    ------------    --------------
 $   20      6.25%      6 month LIBOR       1/14/24(a)        $ (4,248)
     80      6.175      6 month LIBOR       5/22/30(a)          (3,995)
  1,700      6.00       3 month LIBOR       6/15/03(b)          (1,953)
                                                           --------------
                                                              $(10,196)
                                                           --------------
                                                           --------------

------------------------------
(a) Counterparty--Goldman Sachs
(b) Counterparty--J.P. Morgan

      The United States federal income tax basis of the Fund's investments, including short-term investments, as of January 31, 2001 was $94,384,847; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,386,809 (gross unrealized appreciation--$5,849,964, gross unrealized depreciation--$3,463,155).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2001, the Fund had a .8%

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $5,833,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bear, Stearns & Co. Inc., 5.67%, in the principal amount of $50,000,000, repurchase price $50,007,875, due 2/1/01. The value of the collateral including accrued interest was $52,089,500.

      Chase Securities Inc., 5.67%, in the principal amount of $210,000,000, repurchase price $210,033,075, due 2/1/01. The value of the collateral including accrued interest was $214,204,940.

      Credit Suisse First Boston Corp., 5.74%, in the principal amount of $160,000,000, repurchase price $160,025,511, due 2/1/01. The value of the collateral including accrued interest was $164,962,465.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.55%, in the principal amount of $104,089,000, repurchase price $104,105,047, due 2/1/01. The value of the collateral including accrued interest was $106,172,276.

      Warburg Dillion Read LLC, 5.68%, in the principal amount of $210,000,000, repurchase price $210,033,133, due 2/1/01. The value of the collateral including accrued interest was $214,204,240.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                     250,698    $  2,700,000
Shares issued in reinvestment of dividends and
  distributions                                                 126,983       1,262,345
Shares reacquired                                              (158,777)     (1,700,461)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    218,904       2,261,884
Shares issued upon conversion from Class B                       41,958         434,852
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   260,862    $  2,696,736
                                                             ----------    ------------
                                                             ----------    ------------
Year ended July 31, 2000:
Shares sold                                                   1,090,405    $ 11,650,462
Shares issued in reinvestment of dividends                       47,988         515,634
Shares reacquired                                              (812,925)     (8,741,195)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    325,108       3,424,901
Shares issued upon conversion from Class B                      109,810       1,201,204
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   434,918    $  4,626,105
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                   1,209,209    $ 12,811,378
Shares issued in reinvestment of dividends and
   distributions                                                390,800       3,870,485
Shares reacquired                                              (336,137)     (3,582,422)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,263,872      13,099,441
Shares issued upon conversion into Class A                      (42,039)       (434,852)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,221,833    $ 12,664,589
                                                             ----------    ------------
                                                             ----------    ------------
Year ended July 31, 2000:
Shares sold                                                   1,916,483    $ 20,536,163
Shares issued in reinvestment of dividends                      123,462       1,322,329
Shares reacquired                                              (885,951)     (9,503,752)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,153,994      12,354,740
Shares issued upon conversion into Class A                     (110,000)     (1,201,204)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,043,994    $ 11,153,536
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                     301,824    $  3,153,938
Shares issued in reinvestment of dividends and
  distributions                                                  91,105         902,712
Shares reacquired                                              (140,821)     (1,501,680)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   252,108    $  2,554,970
                                                             ----------    ------------
                                                             ----------    ------------
Year ended July 31, 2000:
Shares sold                                                     304,558    $  3,288,339
Shares issued in reinvestment of dividends                       42,720         455,132
Shares reacquired                                              (681,306)     (7,334,166)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (334,028)   $ (3,590,695)
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
----------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                      35,940    $    387,192
Shares issued in reinvestment of dividends and
   distributions                                                  6,395          63,420
Shares reacquired                                                (5,983)        (60,991)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    36,352    $    389,621
                                                             ----------    ------------
                                                             ----------    ------------
Year ended July 31, 2000:
Shares sold                                                      37,256    $    402,341
Shares issued in reinvestment of dividends                       54,363         567,943
Shares reacquired                                            (2,059,454)    (22,558,975)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,967,835)   $(21,588,691)
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
                     Financial Highlights (Unaudited)

                                                                Class A
                                     --------------------------------------------------------------
                                        Six Months              Year           November 18, 1998(a)
                                          Ended                Ended                 Through
                                     January 31, 2001      July 31, 2000          July 31, 1999
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                   $  11.06             $  10.36               $  10.00
                                         --------             --------               --------
Income from investment
operations:
Net investment income                         .20                  .37                    .19
Net realized and unrealized gain
   on investments and foreign
   currencies                                 .08                  .82                    .35
                                         --------             --------               --------
      Total from investment
      operations                              .28                 1.19                    .54
                                         --------             --------               --------
Less distributions
Dividends from net investment
   income                                    (.12)                (.37)                  (.18)
Distributions from net realized
   capital gains                             (.82)                (.12)                    --
                                         --------             --------               --------
      Total dividends and
      distributions                          (.94)                (.49)                  (.18)
                                         --------             --------               --------
Net asset value, end of period           $  10.40             $  11.06               $  10.36
                                         --------             --------               --------
                                         --------             --------               --------
TOTAL RETURN(b)                              2.96%               11.73%                  5.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)          $ 16,363             $ 14,514               $  9,097
Average net assets (000)                 $ 15,340             $ 12,535               $  6,157
Ratios to average net assets:
   Expenses, including
      distribution fees                      1.64%(c)             1.73%                  1.92%(c)
   Expenses, excluding
      distribution fees                      1.39%(c)             1.48%                  1.67%(c)
   Net investment income                     3.75%(c)             3.46%                  2.69%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                    181%                 244%                   180%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    58                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
                 Financial Highlights (Unaudited) Cont'd.

                                                             Class B
                                  --------------------------------------------------------------
                                     Six Months              Year           November 18, 1998(a)
                                       Ended                Ended                 Through
                                  January 31, 2001      July 31, 2000          July 31, 1999
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                $  11.05             $  10.35               $  10.00
                                      --------             --------               --------
Income from investment
operations:
Net investment income                      .16                  .29                    .14
Net realized and unrealized
   gain on investments and
   foreign currencies                      .07                  .82                    .34
                                      --------             --------               --------
      Total from investment
      operations                           .23                 1.11                    .48
                                      --------             --------               --------
Less distributions
Dividends from net investment
income                                    (.09)                (.29)                  (.13)
Distributions from net
realized capital gains                    (.82)                (.12)                    --
                                      --------             --------               --------
      Total dividends and
      distributions                       (.91)                (.41)                  (.13)
                                      --------             --------               --------
Net asset value, end of
period                                $  10.37             $  11.05               $  10.35
                                      --------             --------               --------
                                      --------             --------               --------
TOTAL RETURN(b)                           2.57%               10.89%                  4.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                 $ 53,816             $ 43,838               $ 30,235
Average net assets (000)              $ 47,606             $ 36,574               $ 19,308
Ratios to average net assets:
   Expenses, including
      distribution fees                   2.39%(c)             2.48%                  2.67%(c)
   Expenses, excluding
      distribution fees                   1.39%(c)             1.48%                  1.67%(c)
   Net investment income                  3.01%(c)             2.70%                  1.94%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    See Notes to Financial Statements                                     59

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
                 Financial Highlights (Unaudited) Cont'd.

                                                             Class C
                                  --------------------------------------------------------------
                                     Six Months              Year           November 18, 1998(a)
                                       Ended                Ended                 Through
                                  January 31, 2001      July 31, 2000          July 31, 1999
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                $  11.05             $  10.35               $  10.00
                                      --------             --------               --------
Income from investment
operations:
Net investment income                      .16                  .28                    .14
Net realized and unrealized
   gain on investments and
   foreign currencies                      .07                  .83                    .34
                                      --------             --------               --------
      Total from investment
      operations                           .23                 1.11                    .48
                                      --------             --------               --------
Less distributions
Dividends from net investment
income                                    (.09)                (.29)                  (.13)
Distributions from net
realized capital gains                    (.82)                (.12)                    --
                                      --------             --------               --------
      Total dividends and
      distributions                       (.91)                (.41)                  (.13)
                                      --------             --------               --------
Net asset value, end of
period                                $  10.37             $  11.05               $  10.35
                                      --------             --------               --------
                                      --------             --------               --------
TOTAL RETURN(b)                           2.57%               10.89%                  4.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                 $ 13,220             $ 11,301               $ 14,035
Average net assets (000)              $ 11,740             $ 12,954               $ 12,039
Ratios to average net assets:
   Expenses, including
      distribution fees                   2.39%(c)             2.48%                  2.67%(c)
   Expenses, excluding
      distribution fees                   1.39%(c)             1.48%                  1.67%(c)
   Net investment income                  3.00%(c)             2.63%                  1.91%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    60                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                             Class Z
                                  --------------------------------------------------------------
                                     Six Months              Year           November 18, 1999(a)
                                       Ended                Ended                 Through
                                  January 31, 2001      July 31, 2000          July 31, 1999
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                $  11.05             $  10.37               $  10.00
                                      --------             --------               --------
Income from investment
operations:
Net investment income                      .21                  .35                    .21
Net realized and unrealized
   gain on investments and
   foreign currencies                     (.06)                 .85                    .35
                                      --------             --------               --------
      Total from investment
      operations                           .15                 1.20                    .56
                                      --------             --------               --------
Less distributions
Dividends from net investment
income                                    (.12)                (.40)                  (.19)
Distributions from net
realized capital gains                    (.82)                (.12)                    --
                                      --------             --------               --------
      Total dividends and
      distributions                       (.94)                (.52)                  (.19)
                                      --------             --------               --------
Net asset value, end of
period                                $  10.40             $  11.05               $  10.37
                                      --------             --------               --------
                                      --------             --------               --------
TOTAL RETURN(b)                           3.14%               11.84%                  5.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                 $    822             $    471               $ 20,843
Average net assets (000)              $    654             $ 12,354               $ 38,460
Ratios to average net assets:
   Expenses, including
      distribution fees                   1.39%(c)             1.48%                  1.67%(c)
   Expenses, excluding
      distribution fees                   1.39%(c)             1.48%                  1.67%(c)
   Net investment income                  4.03%(c)             3.30%                  2.89%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    See Notes to Financial Statements                                     61

Prudential Diversified Conservative Growth Fund

      Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully
before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
          www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Diversified Conservative Growth Fund

    Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

           www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information.
Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

Prudential Diversified Conservative Growth Fund

      Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The
Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

         www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Diversified Conservative Growth Fund

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
----------------------------------
Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Pacific Investment Management Company LLC
840 Newport Center Dr.
Newport Beach, CA 92660

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

----------------------------------
Fund Symbols    NASDAQ     CUSIP
Class A          N/A     74432F109
Class B         PBCFX    74432F208
Class C         PCCFX    74432F307
Class Z         PDCZX    74432F406
----------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF186E6  74432F109  74432F208  74432F307  74432F406

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT  JANUARY 31, 2001

Prudential
Diversified High Growth Fund

Fund Type Stock
Objective Long-term capital appreciation

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

                   (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Diversified High Growth Fund seeks to provide long-term capital appreciation. It invests in a diversified portfolio of stocks. There can be no assurance that the Fund will achieve its investment objective.

MANAGER
Prudential Investments Fund Management LLC

INVESTMENT SUB-ADVISERS

                 (LOGO)
              www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1        As of 1/31/01

                                     Six       One           Since
                                    Months     Year        Inception2
Class A                             -0.44%     5.60%         36.48%
Class B                             -0.92      4.78          34.24
Class C                             -0.92      4.78          34.24
Class Z                             -0.35      5.93          37.34
Lipper Multi-Cap Core Fund Avg.3    -2.29      3.08          28.54

Average Annual Total Returns1        As of 12/31/00

                                               One           Since
                                               Year        Inception2
Class A                                       -6.87%         11.72%
Class B                                       -7.60          12.41
Class C                                       -4.58          13.11
Class Z                                       -1.65          14.81

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Multi-Cap Core Fund category. The Lipper average is unmanaged. The
Lipper Multi-Cap Core Fund Average includes funds that invest in a variety of market capitalization ranges, generally have between 25% and 75% of their equity assets invested in companies with market capitalizations above 300% of the dollar-weighted median of the S&P(R) Mid-Cap 400 Index, have wide latitude in the companies in which they may invest, and have an above-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

S&P(R) is a registered trademark of The McGraw-Hill
Companies, Inc.
                                       1

(LOGO)                        March 15, 2001

DEAR SHAREHOLDER,
The Prudential Diversified High Growth Fund's semiannual reporting period--the six months ended
January 31, 2001--was a particularly difficult time for investors who had the goal of capital appreciation. Stock markets were very volatile, and growth stocks took a steep dive. Despite this turbulence, the Fund's net asset value held essentially even for the period, supported by its neutrality between growth and value investing styles. The -0.44% return on its Class A shares
(-5.42% to those paying the maximum one-time Class A share sales charge) was significantly better than the -2.29% Lipper Multi-Cap Core Fund Average.

Asset allocation is generally the most important determinant of overall return. In this period, small-cap value stocks--which had some catching up to do after the prior two years--was the best-performing asset class. The small-cap indexes performed better than the large-cap indexes, and both large- and small-cap value stocks rose as growth stocks fell sharply. The Fund's diversification strategy--maintaining style neutrality while enhancing prospects for asset growth with a liberal helping of small caps--served it well. Moreover, its investment advisers' management of their portfolios added, in the aggregate, to the Fund's performance, together outperforming competitive funds and a benchmark composed of industry-recognized indexes whose weightings reflect the Fund's asset composition. We think the Fund performed quite well in a very difficult market.

Sincerely,

David R. Odenath, Jr., President
Prudential Diversified High Growth Fund

Prudential Diversified High Growth Fund

      Semiannual Report  January 31, 2001

INVESTMENT ADVISERS' REPORT

THE INVESTING CONTEXT
During the six months ended January 31, 2001, there were very sharp divergences in the performance of stocks in different economic sectors. For example, technology stocks plummeted--the S&P 500 technology sector fell 29% and the Russell 2000 sector fell
26%. Changing economic conditions eroded investors' willingness to pay share prices that had reached high levels on expectations of strong earnings growth. As interest rates and energy prices rose, investors began to fear that an economic slowdown would affect earnings. By and large, they turned to inexpensive stocks that had been less optimistically priced.

Most market sectors were positive, as an increasing percentage of the stocks in the market showed gains. Since technology and telecommunications were such a large proportion of the market, however, their fall hurt the broad indexes. So while the overall S&P 500 Index fell by 3.98%, the transportation, utilities (which does not include telecommunications services), financials, and basic materials sectors of the Index had double-digit gains. In the small-cap Russell 2000 Index, both integrated oil and other energy, autos and transportation, consumer staples, and financial services sectors had double-digit returns.

Recently, the large differences in returns among
stocks in different industry sectors have been
global, and have overwhelmed most regional or
national differences. Over this period, the
technology and telecommunications fall hurt the
markets in developed countries. As consumer
spending slumped in Japan, its economy appeared to
retreat from even the minor signs of life it had
showed last year. European markets, though,
benefited from expected tax reforms, first in
Germany and then emulated by other major euro
countries.
                                    3

Prudential Diversified High Growth Fund

  Semiannual Report  January 31, 2001

LARGE CAPS
Both large-cap investment styles of the Fund are advised by Jennison Associates, but by different teams of managers. Each portfolio outperformed its benchmark, and together they made a positive contribution to the Fund's return despite the fall of the S&P 500 Index.

Our growth portfolio benefited from a reduction in its technology commitment during the prior reporting period. Its financial holdings made a positive contribution, with a focus on firms that have leading global positions in the capital markets: Citigroup, Merrill Lynch, and Goldman
Sachs Group. Its performance was hurt by a focus on media companies, which fell with the rest of the technology-media-telecommunications (TMT) group that had been growth favorites the preceding two years.
Overall, however, the sharp fall of large-cap growth stocks substantially detracted from the Fund's return.

The Fund's large-cap value portfolio benefited particularly from rebounds by undervalued tobacco, paper, healthcare, and financial companies. The largest single contribution came from Loews, 75% of whose sales come from its 87% ownership of the property/casualty insurer CNA Financial. Allstate and Axa Financial also were large contributors.
Both Philip Morris and R.J. Reynolds Tobacco
Holdings benefited from improved prospects for tobacco firms. Jennison believes the paper group is about as inexpensive as it's going to become. There is little new paper production capacity under development, and profits should respond well to a recovery of economic growth. Healthcare stocks are benefiting because the prices for these services are finally able to rise after being tightly squeezed for several years.

            www.prudential.com (800) 225-1852

SMALL CAPS
The Fund has a significant, but smaller, 30% allocation to small-cap stocks. Although Russell
2000 growth stocks held up much better than S&P 500 growth stocks, they still had a steep decline.
However, Franklin Templeton, our small-cap growth manager, held our portfolio's losses well below those of its benchmark index. Some of its weakness in the technology sector was offset by investments in financial services, healthcare, and energy. The
Fund's small-cap value portfolio, managed by Dreyfus, did not quite keep up with the large gains of its benchmark index, in part because some of its technology holdings performed poorly. However, the shortfall did not fully offset the relative strength of our small-cap growth holdings.

INTERNATIONAL
Morgan Stanley Capital International (MSCI) publishes an index of stocks in Europe, Australasia, and the Far East (EAFE) that is a widely accepted benchmark for the performance of developed market (ex-U.S.) stocks. That index fell by 6.6% over our reporting period. This was not quite as much as U.S. growth stocks, but it was more than the 3.98% decline of the S&P 500 Index.
The Fund's international stocks, managed by Lazard, performed slightly better than their index, but nonetheless reduced the Fund's overall return.

Prudential Diversified High Growth Fund Management Team

Prudential Diversified High Growth Fund

       Semiannual Report  January 31, 2001

WHAT IS DIVERSIFICATION
Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Mutual funds not only provide professional money management, but they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffer than funds investing in only one asset class. We believe this will result in more consistent returns over time. In addition, when we rebalance the Fund to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

REBALANCING
The Diversified High Growth Fund has a target allocation for each asset class. As some perform better than others, the portfolio will drift from this original target: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell certain securities in appreciated asset classes to maintain the balance.
This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in the Prudential Diversified High Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult. Prudential
Diversified Funds do it all for you.

          www.prudential.com  (800) 225-1852

Glossary of Terms
Asset classes are classifications of investments.
The most basic classification of securities is among stocks, bonds, and money market investments.
Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Prudential Diversified High Growth Fund Diversification Target

                    (CHART)
                                              7

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited)

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.0%
Common Stocks  94.5%
-------------------------------------------------------------------------------------
Advertising  0.5%
      1,950      ADVO, Inc.                                         $         81,412
      7,300      Omnicom Group, Inc.                                         666,490
      4,700      Penton Media, Inc.                                          114,163
                                                                    ----------------
                                                                             862,065
-------------------------------------------------------------------------------------
Aerospace/Defense  0.3%
      5,850      AAR Corp.                                                    88,861
     72,900      British Aerospace PLC (United Kingdom)(a)                   315,293
      4,350      Scott Technologies, Inc.                                    100,322
                                                                    ----------------
                                                                             504,476
-------------------------------------------------------------------------------------
Agriculture & Equipment  0.4%
     16,700      Monsanto Co.                                                526,217
      3,900      The Toro Co.                                                146,055
                                                                    ----------------
                                                                             672,272
-------------------------------------------------------------------------------------
Airlines  0.7%
     22,500      AMR Corp.                                                   879,525
      5,400      Atlantic Coast Airlines Holdings, Inc.(a)                   232,875
      4,800      SkyWest, Inc.                                               119,100
                                                                    ----------------
                                                                           1,231,500
-------------------------------------------------------------------------------------
Auto & Truck  1.5%
      5,900      ArvinMeritor, Inc.                                           87,910
      2,700      Borg-Warner Automotive, Inc.                                113,940
     25,800      General Motors Corp.                                        721,884
     20,300      GKN PLC (United Kingdom)                                    246,486
      8,700      Lear Corp.(a)                                               253,083
     12,700      Navistar International Corp.                                352,679
    117,000      Nissan Motor Co., Ltd. (Japan)(a)                           712,808
      2,650      Superior Industries International, Inc.                      89,782
                                                                    ----------------
                                                                           2,578,572

    8                                      See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Banking  5.8%
     19,400      ABN AMRO Holdings NV, ADR (Netherlands)            $        502,512
      2,250      Astoria Financial Corp.                                     117,422
      8,450      BancorpSouth, Inc.                                          114,920
      3,900      BancWest Corp.                                              105,144
      3,150      Bank United Corp. (Class A)                                 197,072
      6,151      Banknorth Group, Inc.                                       121,867
      4,100      Banque Nationale de Paris (France)                          379,725
     11,700      Bayerische Vereinsbank AG (Germany)                         691,699
      3,400      City National Corp.                                         124,508
      2,323      Comerica, Inc.                                              140,077
      3,550      CORUS BankShares, Inc.                                      170,178
      7,800      Cullen/Frost Bankers, Inc.                                  301,860
     11,138      CVB Financial Corp.                                         174,079
        450      First Citizens BancShares, Inc.                              39,150
      6,300      Fulton Financial Corp.                                      140,963
     12,000      Golden State Bancorp, Inc.(a)                               324,000
      4,950      Harbor Florida Bancshares, Inc.                              72,084
     41,100      HSBC Holdings PLC (United Kingdom)                          638,967
     12,200      ING Groep NV (Netherlands)(a)                               933,942
      4,350      MAF Bancorp, Inc.                                           121,528
         70      Mizuho Holdings, Inc. (Japan)                               409,023
      3,600      New York Community Bancorp, Inc.                            137,025
     68,850      Overseas-Chinese Banking Corp., Ltd. (Singapore)            505,611
      5,600      PFF Bancorp, Inc.                                           123,200
     76,000      Sakura Bank, Ltd. (Japan)                                   472,816
     24,700      San Paolo Imi SpA (Italy)                                   413,566
     13,950      Silicon Valley Bancshares(a)                                453,375
      4,250      Southwest Bancorporation of Texas, Inc.(a)                  181,953
     44,000      Sumitomo Trust & Banking Co., Ltd. (Japan)                  281,676
     18,400      Svenska Handelsbanken (Class A) (Sweden)                    305,474
      8,150      The Colonial BancGroup, Inc.                                101,712
     86,904      United Overseas Bank, Ltd. (Singapore)                      688,052
      6,550      Washington Federal, Inc.                                    182,581
      5,750      WestAmerica Bancorporation                                  227,484
                                                                    ----------------
                                                                           9,895,245

    See Notes to Financial Statements                                      9

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Building & Construction  1.6%
      6,200      American Standard Companies, Inc.(a)               $        319,982
     11,300      Centex Corp.                                                461,492
      5,564      D.R. Horton, Inc.                                           130,921
      1,450      Dycom Industries, Inc.                                       30,769
      4,700      KB Home                                                     150,447
      5,100      Lennar Corp.                                                187,680
      5,750      M.D.C. Holdings, Inc.                                       198,375
     20,900      Masco Corp.                                                 501,600
      3,400      Pulte Corp.                                                 117,300
      9,000      Thomas Industries, Inc.                                     221,850
      2,000      Toll Brothers, Inc.(a)                                       69,600
      5,318      Vivendi SA (France)                                         402,598
                                                                    ----------------
                                                                           2,792,614
-------------------------------------------------------------------------------------
Chemicals  1.8%
     17,900      Akzo Nobel NV (Netherlands)                                 866,439
        950      Albany Molecular Research, Inc.                              45,362
      5,500      Albemarle Corp.                                             137,775
      5,000      Cambrex Corp.                                               223,750
      5,125      Cytec Industries, Inc.(a)                                   163,129
     11,800      Dow Chemical Co.                                            404,740
      3,900      Ferro Corp.                                                  91,806
      2,050      Great Lakes Chemical Corp.                                   69,290
      3,700      H.B. Fuller Co.                                             143,144
      2,650      Minerals Technologies, Inc.                                  92,962
      2,600      NL Industries, Inc.                                          54,080
      7,700      Olin Corp.                                                  137,907
      1,850      OM Group, Inc.                                               89,910
      9,200      Praxair, Inc.                                               407,836
      5,500      Spartech Corp.                                              104,513
                                                                    ----------------
                                                                           3,032,643

    10                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Computers  3.6%
     31,500      Compaq Computer Corp.                              $        746,865
     38,200      Dell Computer Corp.(a)                                      997,975
      6,200      EMC Corp.(a)                                                471,138
     26,000      Fujitsu, Ltd. (Japan)                                       438,565
     17,100      Hewlett-Packard Co.                                         628,254
     17,700      International Business Machines Corp.                     1,982,400
     34,100      Maxtor Corp.(a)                                             258,947
      2,300      Mercury Computer Systems, Inc.(a)                           122,906
     10,300      Predictive Systems, Inc.(a)                                  67,594
     18,000      Quantum Corp. -DLT & Storage Systems(a)                     203,580
     41,600      Silicon Graphics, Inc.(a)                                   165,152
                                                                    ----------------
                                                                           6,083,376
-------------------------------------------------------------------------------------
Computer Services  2.5%
     20,600      Advanced Digital Information Corp.(a)                       481,525
      7,600      Affiliated Computer Services, Inc. (Class A)(a)             486,400
      8,900      ASM Lithography Holding NV (Netherlands)(a)                 253,650
      4,100      Catapult Communications Corp.(a)                            123,000
     31,600      Cisco Systems, Inc.(a)                                    1,183,025
      9,100      Exelixis, Inc.(a)                                           141,050
     25,600      Getronics NV (Netherlands)(a)                               172,933
      5,600      Inforte Corp.(a)                                             84,000
      5,400      Jack Henry & Associates, Inc.                               246,375
      6,500      MatrixOne, Inc.(a)                                          228,313
      4,600      Sapient Corp.(a)                                             77,625
     12,100      Selectica, Inc.(a)                                          172,425
     17,400      Sun Microsystems, Inc.(a)                                   531,787
      2,300      Synopsys, Inc.(a)                                           119,600
                                                                    ----------------
                                                                           4,301,708
-------------------------------------------------------------------------------------
Computer Software & Services  0.5%
     21,100      BindView Development Corp.(a)                               186,603
     21,000      Brio Technology, Inc.(a)                                    257,250
      6,900      CIBER, Inc.(a)                                               42,711
      4,300      MetaSolv, Inc.(a)                                            91,375

    See Notes to Financial Statements                                     11

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
        900      Quest Software, Inc.(a)                            $         33,694
      2,800      THQ, Inc.(a)                                                 75,250
      2,700      Ulticom, Inc.(a)                                            112,387
                                                                    ----------------
                                                                             799,270
-------------------------------------------------------------------------------------
Consumer Products  1.8%
      5,600      American Greetings Corp.                                     70,280
     10,500      Eastman Kodak Co.                                           458,010
     36,900      Electrolux AB, Ser. B (Sweden)                              546,695
     16,000      Kao Corp. (Japan)                                           401,461
     24,500      Philip Morris Co., Inc.                                   1,078,000
      8,133      Reynolds (R.J.) Tobacco Holdings, Inc.                      430,642
      6,650      Tupperware Corp.                                            140,049
                                                                    ----------------
                                                                           3,125,137
-------------------------------------------------------------------------------------
Consumer Services  0.5%
     24,000      Cheap Tickets, Inc.(a)                                      276,000
      3,200      Rent-A-Center, Inc.(a)                                      119,000
     15,000      Scient Corp.(a)                                              54,375
      2,750      Stericycle, Inc.(a)                                          89,203
      6,250      Sylvan Learning Systems, Inc.(a)                            101,172
      3,150      Tetra Tech, Inc.(a)                                          72,647
      6,200      Trico Marine Services, Inc.(a)                              100,362
      4,850      Waste Connections, Inc.(a)                                  137,316
                                                                    ----------------
                                                                             950,075
-------------------------------------------------------------------------------------
Data Processing/Management  0.2%
      2,350      National Data Corp.                                          91,415
      8,100      ProBusiness Services, Inc.(a)                               227,306
                                                                    ----------------
                                                                             318,721
-------------------------------------------------------------------------------------
Diversified Manufacturing  2.8%
      4,250      Carlisle Companies, Inc.                                    170,850
      9,300      Corning, Inc.                                               527,403
      4,100      CUNO, Inc.(a)                                               102,756
     18,400      General Electric Co.                                        846,400

    12                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      3,000      Harsco Corp.                                       $         79,500
    238,800      Invensys PLC (United Kingdom)                               642,018
      3,600      KEMET Corp.(a)                                               82,800
      6,000      Minnesota Mining & Manufacturing Co.                        663,900
      5,550      National Service Industries, Inc.                           139,860
      4,400      Roper Industries, Inc.                                      168,520
     14,400      Thyssen Krupp AG (Germany)(a)                               269,686
      6,600      Tyco International, Ltd.                                    406,560
     10,250      U.S. Industries, Inc.                                        81,898
     10,100      Veba AG (Germany)                                           558,994
                                                                    ----------------
                                                                           4,741,145
-------------------------------------------------------------------------------------
Electronics  0.9%
      9,147      Koninklijke (Royal) Philips Electronics NV
                  (Netherlands)                                              352,500
     43,000      National Grid Group PLC (United Kingdon)                    392,056
      4,200      Polycom, Inc.(a)                                            118,387
      7,500      Sony Corp. (Japan)                                          544,576
      3,350      Tweeter Home Entertainment Group, Inc.(a)                    66,372
                                                                    ----------------
                                                                           1,473,891
-------------------------------------------------------------------------------------
Electronic Components  2.6%
      2,998      ABB Ltd. (Switzerland)                                      297,881
      4,750      ACT Manufacturing, Inc.(a)                                  109,844
      3,400      Applied Micro Circuits Corp.(a)                             249,900
      3,050      ATMI, Inc.(a)                                                76,441
      3,400      Audiovox Corp.                                               45,050
      3,400      Belden, Inc.                                                 93,874
      6,700      Benchmark Electronics, Inc.(a)                              194,367
      5,450      C-Cube Microsystems, Inc.(a)                                 62,334
      7,100      Cable Design Technologies Corp.(a)                          146,615
      3,500      Caliper Technologies Corp.(a)                               149,406
      7,500      CTS Corp.                                                   337,200
      4,000      DDI Corp.(a)                                                121,750
      4,300      Flextronics International, Ltd. (Singapore)(a)              163,938
     14,500      Gentex Corp.(a)                                             358,875
     44,000      Hitachi, Ltd. (Japan)                                       414,006

    See Notes to Financial Statements                                     13

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      4,450      Idacorp, Inc.                                      $        183,296
      1,700      PMC-Sierra, Inc.(a)                                         128,456
      9,200      STMicroelectronics NV (France)                              434,424
      4,500      TDK Corp. ADR (Japan)                                       400,500
     12,200      Texas Instruments, Inc.                                     534,360
                                                                    ----------------
                                                                           4,502,517
-------------------------------------------------------------------------------------
Financial Services  8.0%
      1,700      Acom Co., Ltd. (Japan)(a)                                   135,708
      5,300      Allied Capital Corp.                                        122,231
     21,800      American Express Co.                                      1,026,780
      3,200      AmeriCredit Corp.(a)                                        113,120
      9,900      Bank of America Corp.                                       532,818
      4,900      Bear Stearns Cos., Inc.                                     302,330
     29,200      Citigroup, Inc.                                           1,634,324
      9,050      Doral Financial Corp.                                       225,684
      4,500      Downey Financial Corp.                                      205,200
      4,450      Eaton Vance Corp.                                           135,280
      6,700      Federal Home Loan Mortgage Corp.                            408,700
     12,900      Federated Investors, Inc. (Class B)                         374,100
      4,300      Goldman Sachs Group, Inc.                                   489,125
     38,900      Halifax Group PLC(a)                                        373,999
      5,900      Indymac Bancorp, Inc.(a)                                    148,208
     43,400      Investor AB (Sweden)                                        647,557
      4,700      Jefferies Group, Inc.                                       142,175
     12,400      John Hancock Financial Services, Inc.                       432,140
     21,200      JP Morgan Chase & Co.                                     1,165,788
      8,500      Lehman Brothers Holdings, Inc.                              699,380
     15,900      Merrill Lynch & Co., Inc.                                 1,152,750
      7,500      Metris Companies, Inc.                                      198,000
      7,800      Morgan Stanley Dean Witter & Co.                            661,050
     35,000      Nikko Securities Co., Ltd. (Japan)                          255,038
      3,600      Orix Corp. (Japan)                                          360,387
      2,500      Provident Financial Group, Inc.                              75,937
      2,413      Radian Group, Inc.                                          149,944

    14                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      2,750      Southwest Securities Group, Inc.                   $         67,513
      2,850      Triad Guaranty, Inc.                                         81,581
      8,500      Washington Mutual, Inc.                                     410,125
      6,300      Webster Financial Corp.                                     178,369
      2,800      Whitney Holding Corp.                                       100,800
      1,070      Zurich Financial Services AG (Switzerland)                  616,367
                                                                    ----------------
                                                                          13,622,508
-------------------------------------------------------------------------------------
Food & Beverage  2.3%
     69,600      Cadbury Schweppes PLC (United Kingdom)                      445,429
     37,900      Darden Restaurants, Inc.                                    819,019
      3,250      Dean Foods Co.                                              112,418
     52,700      Diageo PLC (United Kingdom)(a)                              506,292
      5,500      Hain Celestial Group, Inc.(a)                               176,687
      8,400      Heineken NV (Netherlands)                                   478,994
      2,100      International Multifoods Corp.                               45,612
      4,950      Michael Foods, Inc.                                         145,716
     10,400      PepsiCo, Inc.                                               458,328
      7,350      Riviana Foods, Inc.                                         135,056
     15,400      Sara Lee Corp.                                              327,096
      4,850      Smithfield Foods, Inc.(a)                                   145,500
      2,900      Suiza Foods Corp.(a)                                        133,284
                                                                    ----------------
                                                                           3,929,431
-------------------------------------------------------------------------------------
Gas Distribution  0.5%
      3,550      AGL Resources, Inc.                                          72,775
      3,350      CH Energy Group, Inc.                                       142,476
      5,950      Energen Corp.                                               174,037
      7,700      KeySpan Corp.                                               291,060
      4,750      ONEOK, Inc.                                                 212,277
                                                                    ----------------
                                                                             892,625
-------------------------------------------------------------------------------------
Health Care  1.8%
     14,100      HCA-The Healthcare Corp.                                    527,481
     42,250      Health Net, Inc.(a)                                         923,585
      3,600      HEALTHSOUTH Corp.(a)                                         53,820
      4,000      Humana, Inc.(a)                                              47,800
      9,000      PAREXEL International Corp.(a)                              136,687

    See Notes to Financial Statements                                     15

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      3,350      Sunrise Assisted Living, Inc.(a)                   $         67,419
      1,450      Trigon Healthcare, Inc.(a)                                   83,071
     10,400      UnitedHealth Group, Inc.                                    586,664
      6,000      Wellpoint Health Networks, Inc.(a)                          578,820
                                                                    ----------------
                                                                           3,005,347
-------------------------------------------------------------------------------------
Hotels & Leisure  0.4%
      2,850      Anchor Gaming(a)                                            151,762
     39,400      MeriStar Hotels & Resorts, Inc.(a)                          106,380
     16,300      Park Place Entertainment Corp.(a)                           183,375
      6,100      Starwood Hotels & Resorts Worldwide, Inc.                   234,850
      7,200      Station Casinos, Inc.(a)                                     92,736
                                                                    ----------------
                                                                             769,103
-------------------------------------------------------------------------------------
Human Resources  0.1%
      6,200      Hall, Kinion & Associates, Inc.(a)                          130,200
      1,500      Resources Connection, Inc.(a)                                35,438
                                                                    ----------------
                                                                             165,638
-------------------------------------------------------------------------------------
Insurance  5.6%
      5,600      Alfa Corp.                                                  102,550
     20,635      Alleanza Assicurazioni SpA (Italy)                          320,893
      2,181      Allianz AG (Germany)                                        749,761
     23,400      Allstate Corp.                                              909,792
      5,400      American General Corp.                                      410,940
      6,950      American International Group, Inc.                          590,889
      6,500      Arthur J. Gallagher & Co.                                   168,155
      3,670      AXA Financial, Inc. (France)                                505,406
      9,400      Chubb Corp.                                                 676,800
      7,650      CNA Surety Corp.                                            104,729
      4,700      Commerce Group, Inc.                                        122,670
      4,390      Fidelity National Financial, Inc.                           145,967
      4,550      Leucadia National Corp.                                     151,742
     13,500      Lincoln National Corp.                                      605,475
     11,800      Loews Corp.                                               1,146,960
      6,400      Milacron, Inc.                                              117,696

    16                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      2,100      MONY Group, Inc.                                   $         75,852
     18,900      Old Republic International Corp.                            519,372
      9,350      Presidential Life Corp.                                     157,197
     21,700      Prudential Corp. PLC (United Kingdom)                       326,899
     13,700      Reinsurance Group of America, Inc.                          469,225
     14,800      SAFECO Corp.                                                370,000
      4,950      StanCorp Financial Group, Inc.                              215,869
      8,800      XL Capital, Ltd.                                            652,784
                                                                    ----------------
                                                                           9,617,623
-------------------------------------------------------------------------------------
Internet  0.4%
      9,000      Avocent Corp.(a)                                            279,000
      3,400      Centillium Communications, Inc.(a)                          165,112
      2,124      CNET Networks, Inc.(a)                                       38,099
      3,117      Retek, Inc.(a)                                              104,225
      2,450      Symantec Corp.(a)                                           125,869
                                                                    ----------------
                                                                             712,305
-------------------------------------------------------------------------------------
Machinery  0.6%
      7,600      Flowserve Corp.(a)                                          171,304
      3,900      Helix Technology Corp.                                      120,900
      5,450      IDEX Corp.                                                  165,353
      2,750      Imation Corp.(a)                                             56,788
      7,100      JLG Industries, Inc.                                         85,200
      6,600      Lincoln Electric Holdings, Inc.                             121,687
      3,950      Manitowoc Co., Inc.                                         118,303
      5,950      Trinity Industrial Corp. (Japan)                            140,122
      1,700      Zebra Technologies Corp. (Class A)(a)                        94,669
                                                                    ----------------
                                                                           1,074,326
-------------------------------------------------------------------------------------
Manufacturing  1.4%
      2,050      Brooks Automation, Inc.                                      77,644
      2,250      Compagnie de Saint Gobain (France)                          366,038
      8,500      CoorsTek, Inc.(a)                                           318,750
      8,000      Mettler-Toledo International, Inc.(a)                       414,400
      5,400      Tektronix, Inc.(a)                                          207,900
      9,800      Varian, Inc.                                                441,612

    See Notes to Financial Statements                                     17

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      7,800      Waters Corp.(a)                                    $        573,534
                                                                    ----------------
                                                                           2,399,878
-------------------------------------------------------------------------------------
Media  2.7%
     10,800      Acme Communications, Inc.(a)                                128,250
     15,400      AOL Time Warner, Inc.(a)                                    809,424
      6,250      Banta Corp.                                                 161,813
         21      Clear Channel Communications, Inc.(a)                         1,369
      1,700      Entercom Communications Corp.(a)                             83,300
     10,100      Entravision Communications Corp. (Class A)(a)               172,710
      2,500      Gemstar- TV Guide International, Inc.(a)                    129,531
      7,750      General Cable Corp.                                          81,840
      4,300      Harman International Industries, Inc.                       151,618
      7,100      Lagardere SA (France)                                       453,157
      1,150      Media General, Inc. (Class A)                                57,523
     11,800      Metromedia Fiber Network, Inc.(a)                           188,062
      2,400      Scholastic Corp.(a)                                         109,050
     11,800      Univision Communications, Inc.(a)                           503,034
     28,324      Viacom, Inc.(a)                                           1,563,485
                                                                    ----------------
                                                                           4,594,166
-------------------------------------------------------------------------------------
Medical Products & Services  3.6%
     15,000      Amgen, Inc.(a)                                            1,054,687
     13,000      Argonaut Technologies, Inc.(a)                               91,000
      6,769      AstraZeneca Group PLC (United Kingdom)                      293,947
     11,550      Bergen Brunswig Corp.                                       210,210
      2,800      Cell Genesys, Inc. (a)                                       56,350
      7,500      Coventry Health Care, Inc.(a)                               135,937
        300      Cyrolife, Inc.                                                7,965
      3,600      Datascope Corp.(a)                                          132,300
      5,000      Digene Corp.(a)                                             191,875
     14,800      Evolve Software, Inc.(a)                                    108,225
      6,200      Genetech, Inc.(a)                                           367,350
      8,100      Texas Biotechnology Corp.(a)                                 80,757
      3,500      Visible Genetics Inc. (Canada)(a)                           119,219

    18                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     26,675      GlaxoSmithKline PLC (United Kingdom)(a)            $        699,615
      3,450      Henry Schein, Inc.(a)                                       100,266
      4,900      Inhale Therapeutic Systems, Inc.(a)                         187,731
      2,150      Invitrogen Corp.                                            160,175
        800      Luminex Corp.(a)                                             22,163
      9,300      Ortec International, Inc.                                    62,775
      4,100      Owens & Minor, Inc.                                          58,835
     13,200      Packard BioScience Co.                                      184,800
      2,300      PerkinElmer, Inc.                                           224,227
     15,701      Pharmacia Corp.                                             879,570
     13,000      Sankyo Co., Ltd. (Japan)                                    259,721
      1,500      Serono SA ADR(a)                                             29,460
     10,500      STAAR Surgical Co.(a)                                       103,031
      7,600      STERIS Corp.(a)                                             136,800
      7,500      Triad Hospitals, Inc.(a)                                    212,812
      5,000      Ventana Medical Systems, Inc.(a)                            100,938
                                                                    ----------------
                                                                           6,272,741
-------------------------------------------------------------------------------------
Mining  0.3%
     25,700      Freeport-McMoRan Copper & Gold Inc.(a)                      283,728
     18,700      Newmont Mining Corp.                                        288,915
                                                                    ----------------
                                                                             572,643
-------------------------------------------------------------------------------------
Networking  0.4%
      3,250      Anixter International, Inc.(a)                               91,097
      1,650      Black Box Corp.(a)                                          118,800
      4,600      Ixia(a)                                                     155,825
      2,100      Juniper Networks, Inc.(a)                                   224,044
      2,300      OTG Software, Inc.(a)                                        28,463
                                                                    ----------------
                                                                             618,229

    See Notes to Financial Statements                                     19

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Office Equipment & Supplies  0.6%
     10,000      Canon, Inc. (Japan)                                $        372,932
     11,050      Daisytek International Corp.(a)                              88,400
      5,400      Interface, Inc.                                              53,325
      2,200      United Stationers, Inc.                                      55,275
      3,450      Wallace Computer Services, Inc.                              63,825
     35,700      Xerox Corp.                                                 291,669
                                                                    ----------------
                                                                             925,426
-------------------------------------------------------------------------------------
Oil & Gas  5.8%
      7,700      Amerada Hess Corp.                                          534,380
     22,300      Conoco, Inc. (Class A)                                      614,365
     12,700      Diamond Offshore Drilling, Inc.                             514,223
     65,100      ENI SpA (Italy)                                             423,992
     20,100      ENSCO International, Inc.                                   724,605
     15,400      Halliburton Co.                                             634,326
      3,877      Kerr-McGee Corp.                                            250,687
     13,800      Marine Drilling Companies, Inc.(a)                          407,100
     11,200      Newfield Exploration Co.(a)                                 375,088
      9,700      Nuevo Energy Co.(a)                                         175,764
      2,400      Patterson Energy, Inc.(a)                                    88,950
      4,400      Pioneer Natural Resources Co.                                77,000
     14,000      Schlumberger, Ltd. (France)                               1,075,200
      3,850      Southern Union Co.                                           80,465
      1,500      Stone Energy Corp.(a)                                        81,465
     26,000      Superior Energy Services, Inc.(a)                           271,375
     14,600      Talisman Energy, Inc. (Canada)(a)                           507,350
     11,633      Total Fina SA ADR (France)                                  855,025
      5,360      Total Fina SA, (France)                                     791,578
      2,900      Ultramar Diamond Shamrock Corp.                              82,882
      2,800      Universal Compression Holdings, Inc.(a)                      92,960
     13,700      USX- Marathon Group                                         374,832
      3,950      Valero Energy Corp.                                         136,473
      6,800      WGL Holdings, Inc.                                          189,040
     16,600      Williams Companies, Inc.                                    649,558
                                                                    ----------------
                                                                          10,008,683

    20                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  0.8%
      2,750      Basin Exploration, Inc.(a)                         $         58,781
    100,900      BP Amoco PLC (United Kingdom)                               867,626
      1,300      Equitable Resources, Inc.                                    76,284
      1,650      Mitchell Energy & Development Corp.(a)                       82,500
      5,750      Seitel, Inc.(a)                                             100,913
      3,650      St. Mary Land & Exploration Co.                              96,953
      4,250      Vintage Petroleum, Inc.                                      78,668
                                                                    ----------------
                                                                           1,361,725
-------------------------------------------------------------------------------------
Paper & Packaging  2.3%
      2,150      Ball Corp.                                                   85,914
     16,300      Boise Cascade Corp.                                         536,759
      7,300      Georgia-Pacific Corp. (Timber Group)                        232,870
     27,948      Georgia-Pacific Group                                       863,873
     12,100      International Paper Co.                                     467,665
     25,550      Pactiv Corp.(a)                                             302,001
      6,300      Pope & Talbot, Inc.                                          96,957
     10,050      Rayonier, Inc.                                              430,843
     11,900      Temple-Inland, Inc.                                         606,781
      9,600      UPM-Kymmene Oyj (Finland)                                   301,440
                                                                    ----------------
                                                                           3,925,103
-------------------------------------------------------------------------------------
Pharmaceuticals  3.5%
      2,000      Alpharma, Inc.                                               74,000
     26,400      American Home Products Corp.                              1,560,240
      8,601      Aventis SA, (France)                                        680,788
      1,000      Aviron (a)                                                   51,375
      5,100      Elan Corp. PLC ADR(a) (Ireland)                             256,020
     11,400      Eli Lilly & Co.                                             898,320
      1,500      Ista Pharmaceuticals, Inc.(a)                                16,875
      1,900      Medicines Co.(a)                                             24,225
     28,200      Pfizer, Inc.                                              1,273,230
      1,600      Pharmaceutical Product Development, Inc.(a)                  66,000
         46      Roche Holdings AG (Switzerland)                             423,127
     12,700      Schering-Plough Corp.                                       640,080
                                                                    ----------------
                                                                           5,964,280

    See Notes to Financial Statements                                     21

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Publishing  0.5%
     10,100      New York Times Co. (Class A)                       $        440,259
     14,700      Wolters Kluwer NV (Netherlands)(a)                          356,389
                                                                    ----------------
                                                                             796,648
-------------------------------------------------------------------------------------
Real Estate  0.1%
      8,500      Security Capital Group, Inc.                                168,300
      5,500      Trammell Crow Co.(a)                                         74,305
                                                                    ----------------
                                                                             242,605
-------------------------------------------------------------------------------------
Real Estate Investment Trust  2.2%
        700      Alexandria Real Estate Equities, Inc.                        25,130
      6,250      Amli Residential Properties Trust                           140,000
      6,450      Arden Realty, Inc.                                          154,800
      1,450      Avalonbay Communities, Inc.                                  70,456
      9,800      Boston Properties, Inc.                                     397,880
      4,250      BRE Properties, Inc.                                        127,160
      5,750      Cabot Industrial Trust                                      112,988
      3,200      Camden Property Trust                                       106,400
      4,750      CBL & Associates Properties Inc.                            129,438
      6,250      CBRL Group, Inc.                                            126,172
      2,700      Developers Diversified Realty Corp.                          37,098
      4,600      Felcor Lodging Trust, Inc.                                  110,400
      4,350      First Industrial Realty Trust, Inc.                         142,897
      5,200      Franchise Finance Corp. of America                          120,640
      1,500      General Growth Properties, Inc.                              57,015
      4,450      Glenborough Realty Trust, Inc.                               83,705
      3,400      Health Care Property Investors, Inc.                        107,916
      6,600      Highwoods Properties, Inc.                                  170,940
      2,400      Home Properties of New York, Inc.                            65,280
      4,600      Hospitality Properties Trust                                117,300
      6,250      JDN Realty Corp.                                             76,000
      3,400      Kilroy Realty Corp.                                          90,440
     16,400      MeriStar Hospitality Corp.                                  359,160
      8,850      Nationwide Health Properties, Inc.                          138,591
      9,600      Reckson Associates Realty Corp.                             231,360

    22                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      5,950      Regency Realty Corp.                               $        144,287
      1,100      SL Green Realty Corp.                                        30,734
      6,050      Summit Properties, Inc.                                     146,591
      3,750      Weingarten Realty Investors                                 156,562
                                                                    ----------------
                                                                           3,777,340
-------------------------------------------------------------------------------------
Retail  5.6%
      2,650      BJ's Wholesale Club, Inc.(a)                                113,288
     10,950      Borders Group, Inc.(a)                                      154,395
      2,100      Coldwater Creek, Inc.(a)                                     81,605
      8,500      Costco Wholesale Corp.(a)                                   393,125
     21,600      Dillard's, Inc. (Class A)                                   329,184
      3,400      Dress Barn, Inc.(a)                                         100,725
     14,100      Federated Department Stores, Inc.(a)                        628,296
     57,420      Great Universal Stores PLC (United Kingdom)                 427,886
     31,500      Home Depot, Inc.                                          1,518,300
      5,650      HON Industries, Inc.                                        141,250
      2,700      Jack In The Box, Inc.(a)                                     75,600
      2,300      K-Swiss, Inc. (Class A)                                      62,675
     15,700      Kohl's Corp.(a)                                           1,114,700
      1,900      Libbey, Inc.                                                 60,059
      5,500      Neiman Marcus Group, Inc. (Class A)                         214,170
      2,800      Payless Shoesource, Inc.(a)                                 200,760
     16,350      Pier 1 Imports, Inc.                                        181,648
      4,750      Polo Ralph Lauren Corp.(a)                                  120,602
      8,600      RadioShack Corp.                                            473,344
      3,300      Reebok International, Ltd.(a)                                89,892
      6,600      Ruby Tuesday, Inc.                                          100,848
      7,650      ShopKo Stores, Inc.                                          84,074
     11,300      Target Corp.                                                429,174
    161,200      Tesco PLC (United Kingdom)(a)                               567,645
     25,900      The Limited, Inc.                                           535,094
     14,800      Tiffany & Co.                                               554,704
     12,750      Venator Group, Inc.                                         165,112
     10,200      Wal-Mart Stores, Inc.                                       579,360
      4,700      Zale Corp.(a)                                               175,310
                                                                    ----------------
                                                                           9,672,825

    See Notes to Financial Statements                                     23

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Semiconductors  1.4%
      4,050      Alliance Semiconductor Corp.(a)                    $         64,547
      6,100      Alpha Industries, Inc.(a)                                   183,000
      5,400      Credence Systems Corp.(a)                                   135,675
     18,800      Integrated Circuit Systems, Inc.(a)                         438,275
     13,700      Intel Corp.                                                 506,900
      8,400      Intersil Holding Corp.(a)                                   248,850
        300      Micrel, Inc.(a)                                              13,800
      4,100      Micron Technology, Inc.                                     187,657
      6,600      Power Integrations, Inc.(a)                                 146,850
      3,200      Therma-Wave, Inc.(a)                                         51,200
     15,300      Varian Semiconductor Equipment Associates,
                  Inc.(a)                                                    474,300
                                                                    ----------------
                                                                           2,451,054
-------------------------------------------------------------------------------------
Shipbuilding  0.1%
      1,900      Newport News Shipbuilding, Inc.                              96,159
-------------------------------------------------------------------------------------
Software  1.4%
      7,600      Actuate Corp.(a)                                            174,681
      5,400      BroadVision, Inc.(a)                                         72,563
      1,350      EPiphany, Inc.(a)                                            52,819
      3,400      HNC Software Inc.(a)                                        102,000
        600      Interwoven, Inc.(a)                                          20,138
      4,400      Keynote Systems, Inc.                                        67,100
     20,500      Microsoft Corp.(a)                                        1,251,781
      1,600      NetIQ Corp.(a)                                              125,600
      3,250      ONYX Software Corp.(a)                                       52,000
      5,300      Phoenix Technologies, Ltd.                                   98,712
      3,250      Serena Software, Inc.(a)                                    110,500
      6,650      Take-Two Interactive Software, Inc.(a)                       81,047
      1,300      VeriSign, Inc.(a)                                            95,550
      1,800      VERITAS Software Corp.(a)                                   170,775
                                                                    ----------------
                                                                           2,475,266
-------------------------------------------------------------------------------------
Steel & Metals  1.4%
     28,000      Alcoa, Inc.                                               1,028,720
     15,800      Broken Hill Proprietary Co., Ltd. (Australia)               163,545

    24                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      4,400      Carpenter Technology Corp.                         $        121,308
      5,600      Commercial Metals Co.                                       128,800
      8,600      Phelps Dodge Corp.                                          399,040
      5,200      Precision Castparts Corp.                                   190,268
      9,475      Reliance Steel & Aluminum Co.                               261,510
      4,950      Timken Co.                                                   80,982
                                                                    ----------------
                                                                           2,374,173
-------------------------------------------------------------------------------------
Telecommunications  9.8%
      3,100      Advanced Fibre Communications, Inc.(a)                       76,919
      4,700      Alcatel (France)                                            279,176
      8,200      Alltel Corp.                                                485,276
     65,700      AT&T Corp.                                                1,251,421
     56,900      British Telecommunications PLC (United Kingdom)             591,953
     36,000      Citadel Communications Corp.(a)                             909,000
      2,600      Comverse Technology, Inc.(a)                                294,613
     18,500      Global Crossing, Ltd.(a)                                    407,370
     12,100      Harris Corp.                                                365,420
     10,200      JDS Uniphase Corp.(a)                                       559,087
      7,200      Leap Wireless International, Inc.(a)                        303,300
      7,400      Millicom International Cellular SA
                  (Luxembourg)(a)                                            223,388
     39,000      Motorola, Inc.                                              889,590
     12,200      Nextel Communications, Inc.(a)                              418,612
         47      Nippon Telegraph & Telephone Corp. (Japan)                  327,132
     39,700      Nokia Corp. ADR (Finland)(a)                              1,363,695
     16,400      Nortel Networks Corp                                        626,972
     11,900      NTL Inc.(a)                                                 464,219
         17      NTT Mobile Communication (Japan)                            327,218
     38,200      Portugal Telecom SA (Portugal)                              422,131
     19,500      Qwest Communications International, Inc.(a)                 821,340
     11,600      SBC Communications, Inc.                                    560,860
     24,600      Sprint Corp.                                                610,080
      8,100      SymmetriCom, Inc.(a)                                        148,331
      6,950      Tele Danmark A/S (Denmark)                                  377,482
     24,189      Telefonica SA (Spain)                                       463,495

    See Notes to Financial Statements                                     25

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      2,300      Tut Systems, Inc.(a)                               $         18,113
     12,100      Verizon Communications, Inc.                                664,895
    164,400      Vodafone Airtouch PLC, (United Kingdom)(a)                  581,316
     27,775      Vodafone Group PLC, ADR (Germany)(a)                        971,292
     20,800      Western Multiplex Corp.(a)                                  335,400
     33,000      Worldcom, Inc.(a)                                           711,562
                                                                    ----------------
                                                                          16,850,658
-------------------------------------------------------------------------------------
Trucking & Shipping  0.2%
      4,250      Alexander & Baldwin, Inc.                                   119,066
      3,550      Arkansas Best Corp.(a)                                       72,997
      7,750      Roadway Express, Inc.                                       183,094
                                                                    ----------------
                                                                             375,157
-------------------------------------------------------------------------------------
Utilities  2.7%
      2,500      Advanced Energy Industries, Inc.(a)                          76,719
      5,700      ALLETE                                                      125,913
      3,750      California Water Service Group                               88,875
      3,700      Cleco Corp.                                                 173,123
      5,450      Conectiv, Inc.                                              103,877
     32,000      Endesa SA (Spain)                                           569,784
     10,475      Exelon Corp.                                                633,842
      4,000      GPU, Inc.                                                   128,120
      3,800      Kansas City Power & Light Co.                                97,242
      3,900      MDU Resources Group, Inc.                                   113,100
     21,800      NiSource, Inc.                                              586,420
      3,650      OGE Energy Corp.                                             83,293
      4,400      Park Electrochemical Corp.                                  160,600
     34,700      PG&E Corp.                                                  494,475
      6,550      Public Service Company of New Mexico(a)                     161,785
      7,100      Reliant Energy, Inc.                                        267,670
      1,700      RGS Energy Group, Inc.                                       53,754
      2,810      Suez Lyonnaise des Eaux (France)                            455,570
      5,250      Western Resources, Inc.                                     127,050
                                                                    ----------------
                                                                           4,501,212
                                                                    ----------------
                 Total common stocks (cost $149,235,824)                 161,910,104
                                                                    ----------------

    26                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
COMMON STOCK UNIT  0.5%
     13,300      Nasdaq-100 Shares (cost $870,085)                  $        855,190
                                                                    ----------------
                 Total long-term investments (cost $150,105,909)         162,765,294
                                                                    ----------------
SHORT-TERM INVESTMENTS  5.0%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$     8,526      Joint Repurchase Agreement Account,
                  5.67%, 3/1/01 (cost $8,526,000; Note 5)                  8,526,000
                                                                    ----------------
                 Total Investments  100.0%
                  (cost $158,631,909; Note 4)                            171,291,294
                 Other assets in excess of
                  liabilities                                                 78,864
                                                                    ----------------
                 Net Assets  100%                                   $    171,370,158
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
AB--Aktiebolag (Swedish Company).
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Company).
NV--Naamloze Vennoutschop (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SA--Sociedada Anonima (Spanish Corporation) or Societe Anonyme (French Corporation).
SpA--Societa per Azioni (Italian Company).
    See Notes to Financial Statements                                     27

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $158,631,909)                           $171,291,294
Foreign currency, at value (cost $385,915)                               384,410
Cash                                                                      29,676
Receivable for Fund shares sold                                          631,039
Receivable for investments sold                                          497,744
Dividends and interest receivable                                        121,254
Prepaid assets                                                            75,283
                                                                  ----------------
      Total assets                                                   173,030,700
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      1,268,010
Payable for Fund shares reacquired                                       149,846
Due to Distributor                                                       113,316
Due to Manager                                                           105,259
Accrued expenses                                                          20,600
Foreign withholding tax payable                                            2,013
Unrealized depreciation on forward currency contracts                      1,498
                                                                  ----------------
      Total liabilities                                                1,660,542
                                                                  ----------------
NET ASSETS                                                          $171,370,158
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     14,597
   Paid-in capital in excess of par                                  156,083,141
                                                                  ----------------
                                                                     156,097,738
   Distributions in excess of net investment income                     (596,214)
   Accumulated net realized gain on investments                        3,214,140
   Net unrealized appreciation on investments and foreign
      currency transactions                                           12,654,494
                                                                  ----------------
Net assets, January 31, 2001                                        $171,370,158
                                                                  ----------------
                                                                  ----------------

    28                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($41,831,875 / 3,532,881 shares of beneficial interest
      issued and outstanding)                                             $11.84
   Maximum sales charge (5% of offering price)                              0.62
                                                                  ----------------
   Maximum offering price to public                                       $12.46
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($89,525,474 / 7,648,627 shares of beneficial
      interest issued and outstanding)                                    $11.70
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($37,927,336 / 3,240,581 shares of beneficial interest
      issued and outstanding)                                             $11.70
   Sales charge (1% of offering price)                                      0.12
                                                                  ----------------
   Offering price to public                                               $11.82
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,085,473 / 175,405 shares of beneficial
      interest issued and outstanding)                                    $11.89
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     29

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  January 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $15,476)          $    804,101
   Interest                                                              478,894
                                                                  ----------------
      Total income                                                     1,282,995
                                                                  ----------------
Expenses
   Management fee                                                        598,346
   Distribution fee--Class A                                              48,192
   Distribution fee--Class B                                             423,421
   Distribution fee--Class C                                             173,935
   Transfer agent's fees and expenses                                    140,000
   Custodian's fees and expenses                                         126,000
   Reports to shareholders                                                75,000
   Registration fees                                                      28,000
   Audit fee                                                              13,000
   Trustees' fees                                                          9,000
   Legal fees                                                              2,000
   Miscellaneous                                                           1,094
                                                                  ----------------
      Total expenses                                                   1,637,988
                                                                  ----------------
Net investment loss                                                     (354,993)
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                             4,130,699
   Foreign currency transactions                                         (30,870)
                                                                  ----------------
                                                                       4,099,829
                                                                  ----------------
Net change in unrealized appreciation (depreciation) of:
   Investments                                                        (4,856,934)
   Foreign currency                                                         (324)
                                                                  ----------------
                                                                      (4,857,258)
                                                                  ----------------
Net loss on investments                                                 (757,429)
                                                                  ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (1,112,422)
                                                                  ----------------
                                                                  ----------------

    30                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended               Ended
                                               January 31, 2001      July 31, 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                           $    (354,993)       $   (593,753)
   Net realized gain on investments and
      foreign currency transactions                  4,099,829          17,935,568
   Net unrealized appreciation
      (depreciation) of investments                 (4,857,258)          5,900,003
                                               -----------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                     (1,112,422)         23,241,818
                                               -----------------    ----------------
Dividends and distributions (Note 1)
   Distributions in excess of net investment
      income
      Class A                                               --            (798,740)
      Class B                                               --          (1,548,906)
      Class C                                               --            (694,850)
      Class Z                                               --          (1,329,649)
                                               -----------------    ----------------
                                                            --          (4,372,145)
                                               -----------------    ----------------
   Distributions from net realized gains
      Class A                                       (2,991,298)           (510,822)
      Class B                                       (6,683,757)         (1,183,192)
      Class C                                       (2,720,970)           (530,788)
      Class Z                                         (122,496)           (794,899)
                                               -----------------    ----------------
                                                   (12,518,521)         (3,019,701)
                                               -----------------    ----------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                    35,568,317          75,419,062
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 12,225,780           7,276,356
   Cost of shares reacquired                       (11,218,403)        (68,742,787)
                                               -----------------    ----------------
   Net increase in net assets from Fund
      share transactions                            36,575,694          13,952,631
                                               -----------------    ----------------
Total increase                                      22,944,751          29,802,603
NET ASSETS
Beginning of period                                148,425,407         118,622,804
                                               -----------------    ----------------
End of period                                    $ 171,370,158        $148,425,407
                                               -----------------    ----------------
                                               -----------------    ----------------

    See Notes to Financial Statements                                     31

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified High Growth Fund ('the Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified Moderate Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 1,000 shares each of Class A, Class B, Class C and Class Z shares for each Portfolio of beneficial interest for $40,000 on June 16, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.

      The investment objective of the Fund is to provide long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price, or if there was no sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the
    32

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and subadviser feel this is representative of market value, afterwards, such securities are valued in good faith under procedures adopted by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
                                                                          33

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the intent of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual
    34

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage. The Fund's advisers consists of: Jennison Associates LLC ('Jennison'), the Prudential Investment Corporation ('PIC'), Lazard Assett Management, Franklin Advisers, Inc. and the Dreyfus Corporation.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended January 31, 2001.

      PIMS has advised the Fund that it has received approximately $94,000 and $74,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2001.

      PIMS has advised the Fund that for the six months ended January 31, 2001, it has received approximately $88,700 and $11,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIC and PIFM are indirect wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2001.
                                                                          35

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of the Prudential Insurance Company of America, serves as the Trust's transfer agent. During the six months ended January 31, 2001, the Fund incurred fees of approximately $116,800 for the services of PMFS. As of January 31, 2001 approximately $20,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the six months ended January 31, 2001, PSI earned approximately $300 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 were $88,015,126 and $54,347,760, respectively.

                                        Value at
  Foreign Currency      Current      Settlement Date
  Sales Contracts        Value         Receivable        Appreciation      Depreciation
--------------------    --------     ---------------     ------------     --------------
Australian Dollars
  expiring 1/31/01      $184,440        $ 182,942          $     --           $1,498

      The United States federal income tax basis of the Funds' investments as of January 31, 2001 was $159,188,634 and accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,102,660 (gross unrealized appreciation $21,321,427, gross unrealized depreciation $9,218,767.

      The Fund elected, for United States Federal income tax purposes, to treat net currency losses of approximately $84,593 incurred in the nine month period ended July 31, 2000 as having been incurred in the current fiscal year.
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of
    36

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2001, the Fund had a 1.2% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $8,526,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bear, Stearns & Co. Inc., 5.67%, in the principal amount of $50,000,000, repurchase price $50,007,875, due 2/1/01. The value of the collateral including accrued interest was $52,089,500.

      Chase Securities Inc., 5.67%, in the principal amount of $210,000,000 repurchase price $210,033,075, due 2/1/01. The value of the collateral including accrued interest was $214,204,940.

      Credit Suisse First Boston Corp., 5.74%, in the principal amount of $160,000,000, repurchase price $160,025,511, due 2/1/01. The value of the collateral including accrued interest was $164,962,465.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.55%, in the principal amount of $104,089,000, repurchase price $104,105,047, due 2/1/01. The value of the collateral including accrued interest was $106,172,276.

      UBS Warburg, 5.68%, in the principal amount of $210,000,000, repurchase price $210,033,133, due 2/1/01. The value of the collateral including accrued interest was $214,204,240.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.
                                                                          37

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                      741,954    $  9,210,939
Shares issued in reinvestment of dividends and distributions     262,678       2,920,976
Shares reacquired                                               (307,704)     (3,810,292)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     696,928       8,321,623
Shares issued upon conversion from Class B                        79,873         979,256
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    776,801    $  9,300,879
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    1,540,352    $ 19,257,931
Shares issued in reinvestment of dividends and distributions     106,417       1,264,231
Shares reacquired                                               (967,716)    (12,147,899)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     679,053       8,374,263
Shares issued upon conversion from Class B                       233,346       3,014,476
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    912,399    $ 11,388,739
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                    1,306,320    $ 16,084,977
Shares issued in reinvestment of dividends and distributions     597,823       6,582,027
Shares reacquired                                               (381,006)     (4,623,509)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,523,137      18,043,495
Shares reacquired upon conversion into Class A                   (80,620)       (979,256)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,442,517    $ 17,064,239
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    3,291,551    $ 40,858,317
Shares issued in reinvestment of dividends and distributions     226,817       2,687,787
Shares reacquired                                               (655,599)     (8,105,781)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   2,862,769      35,440,323
Shares reacquired upon conversion into Class A                  (234,534)     (3,014,476)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  2,628,235    $ 32,425,847
                                                              ----------    ------------
                                                              ----------    ------------

    38

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                      719,060    $  8,875,541
Shares issued in reinvestment of dividends and distributions     236,394       2,602,699
Shares reacquired                                               (175,315)     (2,153,213)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    780,139    $  9,325,027
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    1,132,420    $ 14,053,104
Shares issued in reinvestment of dividends and distributions     101,310       1,200,525
Shares reacquired                                               (508,887)     (6,343,433)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    724,843    $  8,910,196
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                      116,524    $  1,396,860
Shares issued in reinvestment of dividends and distributions      10,760         120,078
Shares reacquired                                                (53,386)       (631,389)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     73,898    $    885,549
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                       96,668    $  1,249,710
Shares issued in reinvestment of dividends and distributions     178,772       2,123,813
Shares reacquired                                             (3,324,795)    (42,145,674)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (3,049,355)   $(38,772,151)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights (Unaudited)

                                                              Class A
                                   --------------------------------------------------------------
                                                               Year          November 18, 1998(a)
                                    Six Months Ended           Ended               Through
                                    January 31, 2001       July 31, 2000        July 31, 1999
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                   $ 12.95              $ 11.52              $  10.00
                                        --------           -------------           --------
Income from investment
operations:
Net investment income                        .01                   --(e)                 --(e)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                             (.14)                2.14                  1.52
                                        --------           -------------           --------
      Total from investment
      operations                           (0.13)                2.14                  1.52
                                        --------           -------------           --------
Less distributions:
Dividends in excess of net
   investment income                          --                (0.43)                   --
Distributions from net
realized gains                             (0.98)               (0.28)                   --
                                        --------           -------------           --------
      Total dividends and
      distributions                        (0.98)               (0.71)                   --
                                        --------           -------------           --------
Net asset value, end of period           $ 11.84              $ 12.95              $  11.52
                                        --------           -------------           --------
                                        --------           -------------           --------
TOTAL RETURN(b)                            (0.44)%              18.99%                15.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                    $41,832              $35,678              $ 21,248
Average net assets (000)                 $38,239              $27,528              $ 10,442
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          1.49%(c)             1.54%                 1.73%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.24%(c)             1.29%                 1.48%(c)
   Net investment income                    0.11%(c)             0.01%                 0.02%(c)
For Classes A, B, C and Z
shares:
   Portfolio turnover rate                    38%                  67%                   38%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
(e) Less than $.005 per share.
    40                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class B
                                   --------------------------------------------------------------
                                                               Year          November 18, 1998(a)
                                    Six Months Ended           Ended               Through
                                    January 31, 2001       July 31, 2000        July 31, 1999
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                   $ 12.86              $ 11.47              $  10.00
                                        --------           -------------           --------
Income from investment
operations:
Net investment income (loss)               (0.08)               (0.09)                (0.05)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                            (0.10)                2.12                  1.52
                                        --------           -------------           --------
      Total from investment
      operations                           (0.18)                2.03                  1.47
                                        --------           -------------           --------
Less distributions:
Dividends in excess of net
   investment income                          --                (0.36)                   --
Distributions from net
realized gains                             (0.98)               (0.28)                   --
                                        --------           -------------           --------
      Total dividends and
      distributions                        (0.98)               (0.64)                   --
                                        --------           -------------           --------
Net asset value, end of period           $ 11.70              $ 12.86              $  11.47
                                        --------           -------------           --------
                                        --------           -------------           --------
TOTAL RETURN(b)                            (0.92)%              18.13%                14.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                    $89,525              $79,793              $ 41,049
Average net assets (000)                 $83,994              $60,994              $ 24,260
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          2.24%(c)             2.29%                 2.48%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.24%(c)             1.29%                 1.48%(c)
   Net investment income
      (loss)                               (0.63)%(c)           (0.71)%               (0.70)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
    See Notes to Financial Statements                                     41

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class C
                                   --------------------------------------------------------------
                                                               Year          November 18, 1998(a)
                                    Six Months Ended           Ended               Through
                                    January 31, 2001       July 31, 2000        July 31, 1999
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                   $ 12.86              $ 11.47              $  10.00
                                        --------           -------------           --------
Income from investment
operations:
Net investment income (loss)               (0.08)               (0.09)                (0.05)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                            (0.10)                2.12                  1.52
                                        --------           -------------           --------
      Total from investment
      operations                           (0.18)                2.03                  1.47
                                        --------           -------------           --------
Less distributions:
Dividends in excess of net
   investment income                          --                (0.36)                   --
Distributions from net
realized gains                             (0.98)               (0.28)                   --
                                        --------           -------------           --------
      Total dividends and
      distributions                        (0.98)               (0.64)                   --
                                        --------           -------------           --------
Net asset value, end of period           $ 11.70              $ 12.86              $  11.47
                                        --------           -------------           --------
                                        --------           -------------           --------
TOTAL RETURN(b)                            (0.92)%              18.13%                14.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                    $37,927              $31,636              $ 19,914
Average net assets (000)                 $34,503              $26,413              $ 15,204
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          2.24%(c)             2.29%                 2.48%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.24%(c)             1.29%                 1.48%(c)
   Net investment income
      (loss)                               (0.64)%(c)           (0.73)%               (0.75)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
    42                                     See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class Z
                                   --------------------------------------------------------------
                                                               Year          November 18, 1998(a)
                                    Six Months Ended           Ended               Through
                                    January 31, 2001       July 31, 2000        July 31, 1999
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE(d):
Net asset value, beginning of
period                                   $ 12.98              $ 11.56              $  10.00
                                         -------           -------------           --------
Income from investment
operations:
Net investment income                       0.04                 0.02                  0.02
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                            (0.15)                2.14                  1.54
                                         -------           -------------           --------
      Total from investment
      operations                           (0.11)                2.16                  1.56
                                         -------           -------------           --------
Less distributions:
Dividends in excess of net
investment income                             --                (0.46)                   --
Distributions from net
realized gains                             (0.98)               (0.28)                   --
                                         -------           -------------           --------
      Total dividends and
      distributions                        (0.98)               (0.74)                   --
                                         -------           -------------           --------
Net asset value, end of period           $ 11.89              $ 12.98              $  11.56
                                         -------           -------------           --------
                                         -------           -------------           --------
TOTAL RETURN(b)                            (0.35)%              19.23%                15.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                                    $ 2,085              $ 1,318              $ 36,413
Average net assets (000)                 $ 1,522              $25,793              $ 45,999
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          1.24%(c)             1.29%                 1.48%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.24%(c)             1.29%                 1.48%(c)
   Net investment income                    0.36%(c)             0.12%                 0.21%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
    See Notes to Financial Statements                                     43

Prudential Diversified High Growth Fund

      Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

      www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
-------------------------
Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

-------------------------------------
Fund Symbols   NASDAQ     CUSIP
Class A        PHGAX    74432F885
Class B        PIHGX    74432F877
Class C        PHGCX    74432F869
Class Z        PDHZX    74432F851
-------------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF186E2  74432F885  74432F877  74432F869  74432F851

(ICON) Printed on Recycled Paper

                                  SEMIANNUAL REPORT    JANUARY 31, 2001

Prudential
Diversified Moderate Growth Fund

FUND TYPE Balanced

OBJECTIVE Capital appreciation and a reasonable level of current income

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

                        (LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Diversified Moderate Growth Fund seeks to provide capital appreciation and a reasonable level of current income. It invests in a diversified portfolio of stocks and fixed-income securities. There can be no assurance that the Fund will achieve its investment objective.

Manager
Prudential Investments Fund Management LLC

Investment Sub-Advisers

(PRUDENTIAL LOGO)
(FRANKLIN TEMPLETON LOGO)
(DREYFUS LOGO)
(JENNISON ASSOCIATES LOGO)
(PIMCO LOGO)
(LAZARD LOGO)
                                  www.prudential.com    (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                        As of 1/31/01

                                        Six     One     Since
                                       Months   Year   Inception2
   Class A                              1.24%   7.47%    26.30%
   Class B                              0.75    6.58     23.95
   Class C                              0.75    6.58     23.95
   Class Z                              1.37    7.72     26.97
   Lipper Multi-Cap Core Fund Avg.3    -2.29    3.08     28.54

Average Annual Total Returns1   As of 1/31/01

                                                One      Since
                                               Year     Inception2
   Class A                                    -4.28%      7.52%
   Class B                                    -4.91       7.98
   Class C                                    -1.91       8.76
   Class Z                                     1.17      10.43

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Multi-Cap Core Fund category. The Lipper average is unmanaged. The
Lipper Multi-Cap Core Fund Average includes funds that invest in a variety of market capitalization ranges, generally have between 25% and 75% of their equity assets invested in companies with market capitalizations above 300% of the dollar-weighted median of the S&P(R) Mid-Cap 400 Index, have wide latitude in the companies in which they may invest, and have an above-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

S&P(R) is a registered trademark of The McGraw-Hill
Companies, Inc.

(LOGO)                             March 15, 2001

Dear Shareholder,
The Prudential Diversified Moderate Growth Fund's semiannual reporting period--the six months ended
January 31, 2001--was a particularly difficult time for investors who had the goal of capital appreciation. Stock markets were very volatile, and growth stocks took a steep dive. Despite this turbulence, the Fund had a modestly positive return for the period, supported by its neutrality between growth and value investing styles and the performance of its investment-grade bond portfolio.
The 1.24% return on its Class A shares (-3.82% to those paying the maximum one-time Class A share sales charge) was significantly better than the -
2.29% Lipper Multi-Cap Core Fund Average.

Asset allocation is generally the most important determinant of overall return. In this period, small-cap value stocks--which had some catching up to do after the prior two years--was the best-performing asset class. The small-cap indexes performed better than the large-cap indexes, and both large- and small-cap value stocks rose as growth stocks fell sharply. Investment-grade bonds also generated a strong total return (including capital appreciation), far outperforming both large- and small-cap stock indexes. The Fund's broad diversification strategy served it well.
Moreover, its investment advisers' management of their portfolios added, in the aggregate, to the Fund's performance, together outperforming competitive funds and a benchmark composed of industry-recognized indexes whose weightings reflect the Fund's asset composition. We think the Fund performed quite well in a very difficult market.

Sincerely,

David R. Odenath, Jr., President
Prudential Diversified Moderate Growth Fund

Prudential Diversified Moderate Growth Fund
    Semiannual Report    January 31, 2001

INVESTMENT ADVISERS' REPORT

THE INVESTING CONTEXT
During the six months ended January 31, 2001, there were very sharp divergences in the performance of stocks in different economic sectors. For example, technology stocks plummeted--the S&P 500 technology sector fell
29% and the Russell 2000 sector fell 26%. Changing economic conditions eroded investors' willingness to pay share prices that had reached high levels on expectations of strong earnings growth. As interest rates and energy prices rose, investors began to fear that an economic slowdown would affect earnings. By and large, they turned to inexpensive stocks that had been less optimistically priced, and to high-quality bonds.

Most stock market sectors were positive, as an increasing percentage of the stocks in the market showed gains. Since technology and telecommunications were such a large proportion of the market, however, their fall hurt the broad indexes. So while the overall S&P 500 Index fell by 3.98%, the transportation, utilities (which does not include telecommunications services), financials, and basic materials sectors of the Index had double-digit gains. In the small-cap
Russell 2000 Index, both integrated oil and other energy, autos and transportation, consumer staples, and financial services sectors had double-digit returns.

Recently, the large differences in returns among
stocks in different industry sectors have been
global, and have overwhelmed most regional or
national differences. Over this period, the
technology and telecommunications fall hurt the
markets in developed countries. As consumer
spending slumped in Japan, its economy showed signs
of retreating from even the minor signs of life it
had showed last year. European markets, though,
benefited from expected tax reforms, first in
Germany and then emulated by other major euro
countries.
                                               3

Prudential Diversified Moderate Growth Fund
    Semiannual Report     January 31, 2001

When a slowing economy is widely expected, the demand for funds for capital investment usually declines and long-term interest rates fall.
The prices of existing bonds, which have been carrying a higher yield, rise. So bonds often perform well in poor stock markets. That is why a typical well-diversified portfolio will contain both stocks and bonds. Over this reporting period for the Fund, the Lehman Aggregate Bond Index--a measure of the broad bond market--rose 8.12%. That was a very substantial six-month return.

LARGE CAPS
Both large-cap investment styles of the Fund are advised by Jennison Associates, but by different teams of managers. Each portfolio outperformed its benchmark, and together they made a positive contribution to the Fund's return despite the fall of the S&P 500 Index.

Our growth portfolio benefited from a reduction in its technology commitment during the prior reporting period. Its financial holdings made a positive contribution, with a focus on firms that have leading global positions in the capital markets: Citigroup, Merrill Lynch, and Goldman
Sachs Group. Its performance was hurt by a focus on media companies, which fell with the rest of the technology-media-telecommunications (TMT) group that had been growth favorites the preceding two years. Overall, however, the sharp fall of large-cap growth stocks substantially detracted from the Fund's return.

The Fund's large-cap value portfolio benefited
particularly from rebounds by undervalued tobacco,
paper, healthcare, and financial companies. The
largest single contribution came from Loews, 75% of
whose sales come from its 87% ownership of the
property/casualty insurer CNA Financial. Allstate
and Axa Financial also were large contributors.
Both Philip Morris and R.J. Reynolds Tobacco
Holdings benefited from improved prospects for
tobacco firms. Jennison believes the paper group is
about as inexpensive as it's going to become. There
is little new paper production capacity under
                               www.prudential.com    (800) 225-1852

development, and profits should respond well to a recovery of economic growth. Healthcare stocks are benefiting because the prices for these services are finally able to rise after being tightly squeezed for several years.

SMALL CAPS
The Fund has a significant, but much smaller, 15% allocation to small-cap stocks. Although Russell
2000 growth stocks held up much better than S&P 500 growth stocks, they still had a steep decline.
However, Franklin Templeton, our small-cap growth manager, held our portfolio's losses well below those of its benchmark index. Some of its weakness in the technology sector was offset by investments in financial services, healthcare, and energy. The Fund's small-cap value portfolio, managed by Dreyfus, did not quite keep up with the large gains of its benchmark index, in part because some of its technology holdings performed poorly.
Taken together, small-cap stocks made a small, positive contribution to the Fund's return.

INTERNATIONAL
Morgan Stanley Capital International (MSCI) publishes an index of stocks in Europe, Australasia, and the Far East (EAFE) that is a widely accepted benchmark for the performance of developed market (ex-U.S.) stocks. That index fell by 6.6% over our reporting period. This was not quite as much as U.S. growth stocks, but it was more than the 3.98% decline of the S&P 500 Index.
The Fund's international portfolio, managed by Lazard, performed slightly better than its index, nonetheless reducing the Fund's overall return.

Prudential Diversified Moderate Growth Fund
    Semiannual Report     January 31, 2001

FIXED-INCOME INVESTMENTS
The Fund's investment-grade bond portfolio, managed by PIMCO, represents a mix of different kinds of bonds, including corporate, mortgage-backed, asset-backed, and foreign bonds. Part of the management process is adjusting the blend of these varied holdings, as well as the overall exposure to interest-rate changes. During this period, the portfolio performed in line with its benchmark. On the one hand, it benefited from its interest-rate exposure--as rates fell, the price of existing bonds increased--and from its emphasis on mortgage- and asset-backed bonds. On the other hand, its foreign bonds of developed countries trailed U.S.
Treasury bonds, and detracted from its performance.
Overall, however, the investment-grade bond portfolio provided an important contribution to the Fund's return.

The Fund includes a separate portfolio of high-yield (or junk) bonds managed by Prudential.
These bonds usually perform worse when investors fear that a slowing economy will increase credit risk. Over this reporting period, the high-yield bond portfolio detracted slightly from the Fund's return.

Prudential Diversified Moderate Growth Fund
Management Team
                                    www.prudential.com     (800) 225-1852

What Is Diversification
Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Mutual funds not only provide professional money management, but they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffer than funds investing in only one asset class. We believe this will result in more consistent returns over time. In addition, when we rebalance the Fund to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

Rebalancing
The Diversified Moderate Growth Fund has a target
allocation for each asset class. As some perform
better than others, the portfolio will drift from
this original target: the securities that rise most
will become a larger proportion of the invested
assets. We direct new investments to the asset classes
that have fallen below their target ratio and, when
necessary, sell certain securities in appreciated
asset classes to maintain the balance. This keeps your
risk exposure from changing too much; by forcing
us to sell high, it may also increase our average
selling price over time.
                                                   7

Prudential Diversified Moderate Growth Fund
    Semiannual Report     January 31, 2001

Glossary of Terms
Asset classes are classifications of investments.
The most basic classification of securities is among stocks, bonds, and money market investments.
Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm's appreciation in value.
Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions. Bonds are loans to a company, government, or agency. They carry a fixed interest rate, or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. Money market instruments are short-term loans that mature in 13 months or less.
Bonds and money market instruments are called fixed-income securities. High-yield bonds are also known as junk bonds. They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

(PIE CHART)

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.1%
Common Stocks  63.9%
-------------------------------------------------------------------------------------
Advertising  0.3%
      1,100   ADVO, Inc.                                          $         45,925
      6,400   Omnicom Group, Inc.                                          584,320
      2,625   Penton Media, Inc.                                            63,761
                                                                  ----------------
                                                                           694,006
-------------------------------------------------------------------------------------
Aerospace  0.2%
      3,300   AAR Corp.                                                     50,127
     43,300   British Aerospace PLC (United Kingdom)(a)                    187,273
      2,750   Skywest, Inc.                                                 68,234
                                                                  ----------------
                                                                           305,634
-------------------------------------------------------------------------------------
Agriculture & Equipment  0.3%
     16,600   Monsanto Co.                                                 523,066
      2,225   Toro Co.                                                      83,326
                                                                  ----------------
                                                                           606,392
-------------------------------------------------------------------------------------
Airlines  0.5%
     22,300   AMR Corp.                                                    871,707
      3,300   Atlantic Coast Airlines Holdings, Inc.(a)                    142,312
                                                                  ----------------
                                                                         1,014,019
-------------------------------------------------------------------------------------
Auto & Truck  1.0%
      3,275   ArvinMeritor, Inc.                                            48,798
      1,500   Borg-Warner Automotive, Inc.                                  63,300
     26,200   General Motors Corp.                                         733,076
     12,700   GKN PLC (United Kingdom)                                     154,205
      4,900   Lear Corp.(a)                                                142,541
     12,700   Navistar International Corp.(a)                              352,679
     72,000   Nissan Motor Co., Ltd. (Japan)(a)                            438,651
      1,450   Superior Industries International, Inc.                       49,126
                                                                  ----------------
                                                                         1,982,376

    See Notes to Financial Statements                                      9

   Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Banking  3.3%
     12,500   ABN AMRO Holding N.V., ADR (Netherlands)            $        323,783
      1,300   Astoria Financial Corp.                                       67,844
      4,750   BancorpSouth, Inc.                                            64,600
      2,225   BancWest Corp.                                                59,986
      2,050   Bank United Corp. (Class A)                                  128,253
      9,800   BankAmerica Corp.                                            527,436
      3,458   Banknorth Group, Inc.                                         68,512
      2,720   Banque Nationale de Paris (France)                           251,915
      7,800   Bayerische Vereinsbank AG (Germany)                          461,132
      1,900   City National Corp.                                           69,578
      4,575   Colonial BancGroup, Inc.                                      57,096
      1,300   Comerica, Inc.                                                78,360
      2,000   CORUS Bankshares, Inc.                                        95,875
      4,375   Cullen/Frost Bankers, Inc.                                   169,313
      6,702   CVB Financial Corp.                                          104,757
        275   First Citizens BancShares, Inc.                               23,925
      3,550   Fulton Financial Corp.                                        79,431
      6,000   Golden State Bancorp, Inc.(a)                                162,000
     23,700   Halifax Group PLC (United Kingdom)                           227,861
      2,800   Harbor Florida BancShares, Inc.                               40,775
     26,200   HSBC Holdings PLC (United Kingdom)(a)                        407,322
      7,500   ING Groep N.V. (Netherlands)                                 574,144
      2,450   MAF Bancorp, Inc.                                             68,447
         48   Mizuho Holding, Inc. (Japan)                                 280,473
      2,025   New York Community Bancorp, Inc.                              77,077
     41,400   Overseas-Chinese Banking Corp. Ltd. (Singapore)              304,028
     49,000   Sakura Bank Ltd. (Japan)                                     304,842
     15,100   Sao Paolo Imi SpA (Italy)                                    252,828
      9,825   Silicon Valley Bancshares                                    319,312
      2,350   Southwest Bancorporation of Texas(a)                         100,609
     31,000   Sumitomo Trust & Banking Co. Ltd. (Japan)                    198,453
     11,160   Svenska Handelsbanken, (Class A) (Sweden)                    185,277

    10                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     53,896   United Overseas Bank, Ltd. (Singapore)              $        426,715
      3,650   Washington Federal, Inc.                                     101,744
      3,225   Westamerica Bancorporation                                   127,589
      1,650   Whitney Holding Corp.                                         59,400
                                                                  ----------------
                                                                         6,850,692
-------------------------------------------------------------------------------------
Building & Construction  1.2%
      5,700   American Standard Companies, Inc.(a)                         294,177
      9,825   Centex Corp.                                                 401,253
      3,131   D.R. Horton, Inc.                                             73,672
        800   Dycom Industries Inc.(a)                                      16,976
      2,625   KB Home                                                       84,026
      2,875   Lennar Corp.                                                 105,800
      3,250   M.D.C. Holdings, Inc.                                        112,125
     20,800   Masco Corp.                                                  499,200
      1,900   Pulte Corp.                                                   65,550
      7,650   Rayonier, Inc.                                               327,956
      5,075   Thomas Industries, Inc.                                      125,099
      1,125   Toll Brothers, Inc.(a)                                        39,150
      3,569   Vivendi Universal SA (France)                                270,190
                                                                  ----------------
                                                                         2,415,174
-------------------------------------------------------------------------------------
Chemicals  1.0%
     11,100   Akzo Nobel NV (Netherlands)                                  537,289
      3,100   Albemarle Corp.                                               77,655
      3,000   Cambrex Corp.                                                134,250
      2,825   Cytec Industries, Inc.(a)                                     89,920
     11,800   Dow Chemical Co.                                             404,740
      2,200   Ferro Corp.                                                   51,788
      1,150   Great Lakes Chemical Corp.                                    38,870
      2,075   H.B. Fuller Co.                                               80,276
      1,450   Minerals Technologies, Inc.                                   50,866
      1,450   NL Industries, Inc.                                           30,160
      4,300   Olin Corp.                                                    77,013
      1,025   OM Group, Inc.                                                49,815

    See Notes to Financial Statements                                     11

   Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      9,200   Praxair, Inc.                                       $        407,836
      3,100   Spartech Corp.                                                58,900
                                                                  ----------------
                                                                         2,089,378
-------------------------------------------------------------------------------------
Commercial Services
        300   Plexus Corp.(a)                                               14,081
-------------------------------------------------------------------------------------
Computers  3.4%
     31,300   Compaq Computer Corp.                                        742,123
      2,500   Comverse Technology, Inc.(a)                                 283,281
     38,500   Dell Computer Corp.(a)                                     1,005,813
      6,200   EMC Corp.(a)                                                 471,138
     17,000   Fujitsu                                                      286,754
     16,600   Hewlett-Packard Co.                                          609,884
     17,900   International Business Machines Corp.                      2,004,800
      1,325   Mercury Computer Systems, Inc.                                70,805
     20,500   Microsoft Corp.(a)                                         1,251,781
     10,700   Quantum Corp.--DLT & Storage Systems(a)                      121,017
     25,200   Silicon Graphics, Inc.(a)                                    100,044
                                                                  ----------------
                                                                         6,947,440
-------------------------------------------------------------------------------------
Computer Services  1.8%
     12,900   Advanced Digital Information(a)                              301,537
      7,400   Affiliated Computer Services, Inc.(a)                        473,600
      9,200   ASM Lithography Holding N.V.(a)                              262,200
      2,300   Catapult Communications Corp.(a)                              69,000
      3,900   CIBER, Inc.(a)                                                24,141
     31,700   Cisco Systems, Inc.(a)                                     1,186,769
      3,500   Inforte Corp.                                                 52,500
      2,800   Jack Henry Associates, Inc.(a)                               127,750
      4,000   Matrixone, Inc.                                              140,500
     33,900   Maxtor Corp.                                                 257,428
      3,400   Predictive Systems, Inc.(a)                                   22,313
      2,700   Sapient Corp.(a)                                              45,563
      6,900   Selectica, Inc.(a)                                            98,325
     17,400   Sun Microsystems, Inc.(a)                                    531,787
      1,400   Synopsys, Inc.(a)                                             72,800
                                                                  ----------------
                                                                         3,666,213

    12                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Computer Software & Services  0.2%
     12,900   BindView Development Corp.(a)                       $        114,085
     13,300   Brio Technology, Inc.                                        162,925
      2,500   Metasolv, Inc.                                                53,125
      1,550   THQ, Inc.(a)                                                  41,656
      1,000   Ulticom, Inc.                                                 41,625
                                                                  ----------------
                                                                           413,416
-------------------------------------------------------------------------------------
Consumer Products  2.0%
      3,175   American Greetings Corp.                                      39,846
     10,400   Eastman Kodak Co.                                            453,648
     22,540   Electrolux AB, Ser. B (Sweden)                               333,944
     11,000   Kao Corp. (Japan)                                            276,004
      1,075   Libbey, Inc.                                                  33,981
     13,200   Loews Corp.                                                1,283,040
     24,300   Philip Morris Co., Inc.                                    1,069,200
      5,235   Purina Mills, Inc.                                            47,442
      8,133   R.J. Reynolds Tobacco Holdings, Inc.                         430,642
      3,725   Tupperware Corp.                                              78,449
                                                                  ----------------
                                                                         4,046,196
-------------------------------------------------------------------------------------
Consumer Services  0.3%
     14,800   Cheap Tickets, Inc.(a)                                       170,200
      1,775   Rent-A-Center, Inc.(a)                                        66,008
     10,000   Scient Corp.                                                  36,250
      3,225   Seitel, Inc.(a)                                               56,599
      1,575   Stericycle, Inc.(a)                                           51,089
      3,500   Sylvan Learning Systems, Inc.(a)                              56,656
      1,775   Tetra Tech, Inc.                                              40,936
      3,575   Trico Marine Services, Inc.                                   57,870
      2,700   Waste Connections, Inc.(a)                                    76,444
                                                                  ----------------
                                                                           612,052
-------------------------------------------------------------------------------------
Data Processing/Management  0.1%
      1,325   National Data Corp.                                           51,542
      5,100   ProBusiness Services, Inc.(a)                                143,119
                                                                  ----------------
                                                                           194,661

    See Notes to Financial Statements                                     13

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Diversified Manufacturing  1.8%
      2,450   Carlisle Companies, Inc.                            $         98,490
      9,300   Corning, Inc.                                                527,403
      2,000   CUNO, Inc.(a)                                                 50,125
     18,400   General Electric Co.                                         846,400
      1,750   Harsco Corp.                                                  46,375
    146,300   Invensys PLC (United Kingdom)                                393,330
      6,000   Minnesota Mining & Manufacturing Co.                         663,900
      3,200   National Service Industries, Inc.                             80,640
     12,550   Pactiv Corp.(a)                                              148,341
      2,600   Roper Industries, Inc.                                        99,580
      6,600   Tyco International Ltd.                                      406,560
      5,750   U.S. Industries, Inc.                                         45,943
      6,400   Veba AG (Germany)                                            354,214
                                                                  ----------------
                                                                         3,761,301
-------------------------------------------------------------------------------------
Electronics  0.5%
      3,700   Beacon Power Corp.(a)                                         31,450
      2,400   Harman International Industries, Inc.                         84,624
      5,656   Koninklijke (Royal) Philips Electronics                      217,966
     26,400   National Grid Group PLC (United Kingdom)                     240,704
      4,000   Polycom, Inc.(a)                                             112,750
      4,800   Sony Corp. (Japan)                                           348,529
      1,950   Tweeter Home Entertainment Group, Inc.(a)                     38,634
                                                                  ----------------
                                                                         1,074,657
-------------------------------------------------------------------------------------
Electronic Components  2.4%
      2,085   ABB Ltd. (Switzerland)                                       207,165
      2,675   ACT Manufacturing, Inc.(a)                                    61,859
      2,300   Alliance Semiconductor, Inc.(a)                               36,656
      4,800   Alpha Industries, Inc.(a)                                    144,000
      3,600   Applied Micro Circuits Corp.(a)                              264,600
      1,675   ATMI, Inc.(a)                                                 41,980
      1,900   Audiovox Corp.(a)                                             25,175
      1,900   Belden, Inc.                                                  52,459
      4,000   Benchmark Electronics, Inc.(a)                               116,040
      3,050   C Cube Microsystems, Inc.(a)                                  34,884
      4,000   Cable Design Technologies Corp.                               82,600
      2,600   Caliper Technologies Corp.                                   110,988

    14                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,075   Cleco Corp.                                         $         97,089
      3,100   Credence Systems Corp.(a)                                     77,888
      4,400   CTS Corp.                                                    197,824
      2,400   DDI Corp.(a)                                                  73,050
      4,100   Flextronics International Ltd. (Singapore)(a)                156,312
     10,000   Gentex Corp.(a)                                              247,500
     28,000   Hitachi, Ltd.                                                263,459
      2,475   Idacorp, Inc.                                                101,945
     39,400   Motorola, Inc.                                               898,714
      2,475   Park Electrochemical Corp.                                    90,338
      1,500   PMC-Sierra, Inc.(a)                                          113,344
      7,600   Reliant Energy, Inc.                                         286,520
      9,200   STMicroelectronics (France)                                  434,424
      2,900   TDK Corp. ADR (Japan)                                        258,100
     12,300   Texas Instruments, Inc.                                      538,740
                                                                  ----------------
                                                                         5,013,653
-------------------------------------------------------------------------------------
Financial Services  4.9%
      1,100   Acom Co., Ltd. (Japan)(a)                                     87,811
      3,025   Allied Capital Corp.                                          69,764
     21,700   American Express Co.                                       1,022,070
      1,200   Americredit Corp.                                             42,420
      4,900   Bear Stearns Co., Inc.                                       302,330
     29,000   Citigroup, Inc.                                            1,623,130
      5,100   Doral Financial Corp.                                        127,181
      2,525   Downey Financial Corp.                                       115,140
      2,550   Eaton Vance Corp.                                             77,520
      6,600   Federal Home Loan Mortgage Corp.                             402,600
      9,000   Federated Investors, Inc. (Class B)                          261,000
     15,200   Getronics NV                                                 102,679
      4,300   Goldman Sachs Group, Inc.                                    489,125
      3,275   Indymac Bancorp, Inc.(a)                                      82,268
     26,500   Investor AB (Sweden)                                         395,398
     21,200   J.P. Morgan Chase & Co.                                    1,165,788
      2,625   Jefferies Group, Inc.                                         79,406
      8,500   Lehman Brothers Holdings, Inc.                               699,380
     15,800   Merrill Lynch & Co., Inc.                                  1,145,500

    See Notes to Financial Statements                                     15

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      5,250   Metris Co., Inc.                                    $        138,600
      7,800   Morgan Stanley Dean Witter                                   661,050
     23,000   Nikko Securities Co., Ltd. (Japan)                           167,596
      2,400   Orix Corp. (Japan)                                           240,258
      3,150   PFF Bancorp, Inc                                              69,300
      1,450   Provident Financial Group, Inc.                               44,044
      1,550   Southwest Securities Group, Inc.                              38,053
      8,500   Washington Mutual, Inc.                                      410,125
      3,550   Webster Financial Corp.                                      100,509
                                                                  ----------------
                                                                        10,160,045
-------------------------------------------------------------------------------------
Food & Beverage  1.5%
     46,500   Cadbury Schweppes PLC (United Kingdom)                       297,593
     37,700   Darden Restaurants, Inc.                                     814,697
      1,825   Dean Foods Co.                                                63,127
     33,800   Diageo PLC (United Kingdom)                                  324,719
      3,200   Hain Celestial Group, Inc.(a)                                102,800
      5,200   Heineken NV (Netherlands)                                    296,520
      1,225   International Multifoods Corp.                                26,607
      2,800   Michael Foods, Inc.                                           82,425
     10,400   PepsiCo, Inc.                                                458,328
      4,425   Riviana Foods, Inc.                                           81,309
     16,400   Sara Lee Corp.                                               348,336
      2,700   Smithfield Foods, Inc.(a)                                     81,000
      1,650   Suiza Foods Corp.(a)                                          75,834
                                                                  ----------------
                                                                         3,053,295
-------------------------------------------------------------------------------------
Gas Distribution  0.1%
      2,075   AGL Resources, Inc.                                           42,538
      1,850   CH Energy Group, Inc.                                         78,680
                                                                  ----------------
                                                                           121,218
-------------------------------------------------------------------------------------
Health Care  1.4%
        300   Aspect Medical Systems, Inc.(a)                                3,788
     14,000   HCA-The Healthcare Corp.                                     523,740
     36,150   Health Net, Inc.(a)                                          790,239
      3,800   HEALTHSOUTH Corp.(a)                                          56,810
      2,325   Humana, Inc.(a)                                               27,784

    16                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      5,000   Nationwide Health Properties, Inc.                  $         78,300
      4,500   PAREXEL International Corp.(a)                                68,344
      1,850   Sunrise Assisted Living, Inc.(a)                              37,231
      2,900   Triad Hospital, Inc.(a)                                       82,287
        800   Trigon Healthcare, Inc.(a)                                    45,832
     10,400   UnitedHealth Group, Inc.                                     586,664
        200   Varian Medical Systems, Inc.                                  13,120
      6,000   Wellpoint Health Networks, Inc.(a)                           578,820
                                                                  ----------------
                                                                         2,892,959
-------------------------------------------------------------------------------------
Hotels & Leisure  0.3%
      1,600   Anchor Gaming(a)                                              85,200
     27,400   MeriStar Hotels & Resorts, Inc.                               73,980
     16,100   Park Place Entertainment Corp.(a)                            181,125
      6,100   Starwood Hotels & Resorts                                    234,850
      3,100   Station Casinos, Inc.(a)                                      39,928
      1,500   WMS Industries, Inc.                                          30,015
                                                                  ----------------
                                                                           645,098
-------------------------------------------------------------------------------------
Human Resources
      3,450   Hall, Kinion & Associates, Inc.(a)                            72,450
        400   Resources Connection, Inc.(a)                                  9,450
                                                                  ----------------
                                                                            81,900
-------------------------------------------------------------------------------------
Insurance  3.8%
      3,150   Alfa Corp.                                                    57,684
     13,420   Alleanza Assicurazionni (Italy)                              208,693
      1,354   Allianz AG (Germany)                                         465,464
     23,300   Allstate Corp.                                               905,904
      5,400   American General Corp.                                       410,940
      6,912   American International Group, Inc.                           587,658
      3,650   Arthur J. Gallagher & Co.                                     94,425
      2,340   AXA (France)                                                 322,248
      9,300   Chubb Corp.                                                  669,600
      4,300   CNA Surety Corp.                                              58,867
      2,625   Commerce Group Corp.(a)                                       68,513
      2,465   Fidelity National Financial, Inc.                             81,961
     12,300   John Hancock Financial Services, Inc.(a)                     428,655
      2,525   Leucadia National Corp.                                       84,209

    See Notes to Financial Statements                                     17

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     13,400   Lincoln National Corp.                              $        600,990
     18,900   Old Republic International Corp.                             519,372
      5,225   Presidential Life Corp.                                       87,845
     12,900   Prudential Corp. PLC (United Kingdom)                        194,332
      1,379   Radian Group, Inc.                                            85,691
      9,000   Reinsurance Group of America, Inc.                           308,250
     14,700   SAFECO Corp.                                                 367,500
      2,800   Stancorp Financial Group, Inc.                               122,108
      1,200   The MONY Group, Inc.                                          43,344
      1,600   Triad Guaranty, Inc.(a)                                       45,800
      8,700   XL Capital Ltd.                                              645,366
        666   Zurich Financial Services Group (Switzerland)                383,645
                                                                  ----------------
                                                                         7,849,064
-------------------------------------------------------------------------------------
Internet  0.2%
      5,500   Avocent Corp.(a)                                             170,500
      1,700   Centillium Communications, Inc.(a)                            82,556
      1,483   CNET Networks, Inc.(a)                                        26,601
      3,120   Retek, Inc.(a)                                               104,325
      1,375   Symantec Corp.(a)                                             70,641
                                                                  ----------------
                                                                           454,623
-------------------------------------------------------------------------------------
Machinery  0.3%
      2,250   Manitowoc Co., Inc.                                           67,387
      4,250   Flowserve Corp.                                               95,795
      2,225   Helix Technology Corp.                                        68,975
      3,050   IDEX Corp.                                                    92,537
      1,550   Imation Corp.(a)                                              32,008
      4,000   JLG Industries, Inc.                                          48,000
      3,675   Lincoln Electric Holdings, Inc.                               67,758
      3,325   Trinity Industries, Inc.                                      78,304
        975   Zebra Technologies Corp. (Class A)(a)                         54,295
                                                                  ----------------
                                                                           605,059
-------------------------------------------------------------------------------------
Manufacturing  0.8%
      1,150   Brooks Automation, Inc.                                       43,556
      1,400   Cie de Saint Gobain (France)                                 227,757
      5,100   Coorstek, Inc.(a)                                            191,250

    18                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,050   KEMET Corp.(a)                                      $         47,150
      4,900   Mettler-Toledo International, Inc.(a)                        253,820
      2,400   Scott Technologies, Inc.                                      55,350
     10,020   Thyssen AG (Germany)                                         187,656
      5,800   Varian Inc.(a)                                               261,363
      4,800   Waters Corp.(a)                                              352,944
                                                                  ----------------
                                                                         1,620,846
-------------------------------------------------------------------------------------
Media  1.5%
      4,800   Acme Communications, Inc.(a)                                  57,000
     15,300   AOL Time Warner, Inc.(a)                                     804,168
      3,525   Banta Corp.                                                   91,262
        975   Entercom Communications Corp.(a)                              47,775
      6,700   Entravision Common Corp.                                     114,570
      1,600   Gemstar-TV Guide International, Inc.(a)                       82,900
      4,350   General Cable Corp.                                           45,936
      4,620   Lagardere SA (France)                                        294,871
        650   Media General, Inc. (Class A)                                 32,513
      1,350   Scholastic Corp.(a)                                           61,341
     25,930   Viacom, Inc.(a)                                            1,431,336
                                                                  ----------------
                                                                         3,063,672
-------------------------------------------------------------------------------------
Medical Products & Services  1.7%
        525   Albany Molecular Research, Inc.(a)                            25,069
     15,000   Amgen, Inc.(a)                                             1,054,687
      6,000   Argonaut Technologies, Inc.(a)                                42,000
      6,475   Bergen Brunswig Corp.                                        117,845
      1,550   Cell Genesys, Inc.(a)                                         31,194
      4,225   Coventry Health Care, Inc.                                    76,578
        300   Cyrolife, Inc.(a)                                              7,965
      2,050   Datascope Corp.(a)                                            75,337
      2,900   Digene Corp.(a)                                              111,287
      7,900   Evolve Software, Inc.(a)                                      57,769
      6,700   Genetech, Inc.                                               396,975
     18,005   Glaxo Smithkline PLC (United Kingdom)(a)                     472,229
      1,950   Henry Schein, Inc.(a)                                         56,672
      4,700   Inhale Therapeutic Systems, Inc.(a)                          180,069

    See Notes to Financial Statements                                     19

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,250   Invitrogen Corp.                                    $         93,125
        600   Luminex Corp.(a)                                              16,622
      2,000   North American Scientific, Inc.(a)                            27,000
        700   ORATEC Interventions, Inc.(a)                                  6,256
      5,200   Ortec International, Inc.                                     35,100
      2,325   Owens & Minor, Inc.                                           33,364
      8,100   Packard Bioscience Co.                                       113,400
        900   Pharmaceutical Product Development, Inc.                      37,125
      8,000   Sankyo Co. Ltd. (Japan)                                      159,828
      1,500   Serono SA ADR(a)                                              29,460
      6,000   STARR Surgical Co.(a)                                         58,875
      4,300   STERIS Corp.(a)                                               77,400
      5,100   Texas Biotechnology Corp.                                     50,847
      3,000   Ventana Medical Systems, Inc.(a)                              60,563
      2,500   Visible Genetics, Inc.                                        85,156
                                                                  ----------------
                                                                         3,589,797
-------------------------------------------------------------------------------------
Mining  0.3%
     27,600   Freeport-McMoRan Copper & Gold, Inc.(a)                      304,704
     18,000   Newmont Mining Corp.                                         278,100
                                                                  ----------------
                                                                           582,804
-------------------------------------------------------------------------------------
Networking  0.2%
      1,825   Anixter International, Inc.(a)                                51,155
        925   Black Box Corp.(a)                                            66,600
      2,600   Ixia(a)                                                       88,075
      2,100   Juniper Networks, Inc.(a)                                    224,044
                                                                  ----------------
                                                                           429,874
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.5%
      6,000   Canon, Inc. (Japan)                                          223,760
      6,200   Daisytek International Corp.(a)                               49,600
     12,000   Harris Corp.                                                 362,400
      3,125   Interface, Inc.                                               30,859
      1,250   United Stationers, Inc.                                       31,406

    20                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,950   Wallace Computer Services, Inc.                     $         36,075
     35,400   Xerox Corp.                                                  289,218
                                                                  ----------------
                                                                         1,023,318
-------------------------------------------------------------------------------------
Oil & Gas  4.8%
      7,700   Amerada Hess Corp.                                           534,380
     66,100   BP Amoco PLC (United Kingdom)                                568,386
     22,200   Conoco, Inc. (Class A)                                       611,610
     12,600   Diamond Offshore Drilling, Inc.                              510,174
      3,325   Energen Corp.                                                 97,256
     41,900   ENI SpA (Italy)                                              272,892
     20,000   ENSCO International, Inc.(a)                                 721,000
        700   Equitable Resources, Inc.                                     41,076
     15,500   Halliburton Co.                                              638,445
      3,676   Kerr-McGee Corp.                                             237,690
      7,600   Keyspan Energy                                               287,280
      9,000   Marine Drilling Companies, Inc.(a)                           265,500
        925   Mitchell Energy & Development Corp.                           46,250
      8,500   Newfield Exploration Co.(a)                                  284,665
      5,200   Nuevo Energy Co.                                              94,224
      2,675   Oneok, Inc.                                                  119,546
      1,375   Patterson Energy, Inc.                                        50,961
      2,425   Pioneer Natural Resources Co.(a)                              42,438
     13,600   Schlumberger, Ltd.                                         1,044,480
        850   Stone Energy Corp.(a)                                         46,164
     17,000   Superior Energy Services, Inc.(a)                            177,437
     14,500   Talisman Energy, Inc. (Canada)(a)                            503,875
     12,185   Total SA, ADR                                                895,597
      3,453   Total SA (Class B) (France)                                  509,947
      1,650   Ultramar Diamond Shamrock Corp.                               47,157
      1,550   Universal Compression Holdings, Inc.(a)                       51,460
     13,600   USX-Marathon Group                                           372,096
      2,200   Valero Energy Corp.                                           76,010
     16,500   Williams Companies, Inc.                                     645,645
                                                                  ----------------
                                                                         9,793,641

    See Notes to Financial Statements                                     21

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  0.2%
      2,150   Basin Exploration, Inc.(a)                          $         45,956
      2,600   Chesapeake Energy Corp.                                       22,412
      2,150   Southern Union Co.                                            44,935
      2,050   St. Mary Land & Exploration Co.                               54,453
      2,350   Vintage Petroleum, Inc.                                       43,499
      3,800   WGL Holdings, Inc.                                           105,640
                                                                  ----------------
                                                                           316,895
-------------------------------------------------------------------------------------
Paper & Packaging  1.4%
      1,225   Ball Corp.                                                    48,951
     16,200   Boise Cascade Corp.                                          533,466
     27,722   Georgia-Pacific Corp. (Timber Group)                         856,887
      6,300   Georgia-Pacific Group                                        200,970
     12,000   International Paper Co.                                      463,800
      3,550   Pope & Talbot, Inc.                                           54,634
     11,800   Temple-Inland, Inc.                                          601,682
      6,500   UPM- Kymmene Oy (Finland)                                    204,100
                                                                  ----------------
                                                                         2,964,490
-------------------------------------------------------------------------------------
Pharmaceuticals  3.1%
      1,125   Alpharma, Inc.                                                41,625
     26,400   American Home Products Corp.                               1,560,240
        700   Aviron                                                        35,963
      3,300   Elan Corp. PLC (ADR)(a) (Ireland)                            165,660
     11,400   Eli Lilly & Co.                                              898,320
      1,000   Ista Pharmaceuticals, Inc.(a)                                 11,250
      1,400   Medicines Co.                                                 17,850
     28,925   Pfizer, Inc.                                               1,305,964
     15,678   Pharmacia Corp.                                              878,282
      5,600   Rhone Poulenc SA (Class A) (France)                          443,252
         30   Roche Holdings AG (Switzerland)                              275,952
     12,600   Schering-Plough Corp.                                        635,040
      4,533   Zeneca Group PLC(a)                                          196,847
                                                                  ----------------
                                                                         6,466,245

    22                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Publishing  0.3%
     10,000   New York Times Co. (Class A)                        $        435,900
      9,600   Wolters Kluwer NV (Netherlands)(a)                           232,744
                                                                  ----------------
                                                                           668,644
-------------------------------------------------------------------------------------
Real Estate  0.1%
      6,000   Security Capital Group, Inc.                                 118,800
      3,075   Trammell Crow Co.(a)                                          41,543
                                                                  ----------------
                                                                           160,343
-------------------------------------------------------------------------------------
Real Estate Investment Trust  1.1%
        400   Alexandria Real Estate Equities, Inc.                         14,360
      3,500   Amli Residential Properties Trust                             78,400
      3,625   Arden Realty, Inc.                                            87,000
        800   Avalonbay Communities, Inc.                                   38,872
      9,800   Boston Properties, Inc.                                      397,880
      2,375   BRE Properties, Inc.                                          71,060
      3,450   Cabot Industrial Trust                                        67,793
      1,775   Camden Property Trust                                         59,019
      2,650   CBL & Associates Properties, Inc.                             72,212
      3,500   CBRL Group, Inc.                                              70,656
      2,000   Developers Diversified Realty Corp.                           27,480
      2,600   Felcor Lodging Trust, Inc.                                    62,400
      2,400   First Industrial Realty Trust, Inc.                           78,840
      2,925   Franchise Finance Corp. of America                            67,860
        800   General Growth Properties, Inc.                               30,408
      2,525   Glenborough Realty Trust, Inc.                                47,495
      1,600   Health Care Property Investments, Inc.                        50,784
      3,675   Highwoods Properties, Inc.                                    95,182
      1,350   Home Properties New York, Inc.                                36,720
      2,575   Hospitality Properties Trust                                  65,663
      3,500   JDN Realty Corp.                                              42,560
      1,900   Kilroy Realty Corp.                                           50,540
      9,000   MeriStar Hospitality Corp.                                   197,100
      5,350   Reckson Associates Realty Corp.                              128,935
      3,325   Regency Realty Corp.                                          80,631

    See Notes to Financial Statements                                     23

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        600   SL Green Realty Corp.                               $         16,764
      3,375   Summit Properties, Inc.                                       81,776
      2,125   Weingarten Realty Investors                                   88,719
                                                                  ----------------
                                                                         2,207,109
-------------------------------------------------------------------------------------
Retail  4.2%
      1,500   BJ's Wholesale Club, Inc.(a)                                  64,125
      6,175   Borders Group, Inc.(a)                                        87,068
      1,200   Coldwater Creek, Inc.(a)                                      46,631
      8,600   Costco Wholesale Corp.(a)                                    397,750
     20,500   Dillards, Inc. (Class A)                                     312,420
      1,900   Dress Barn, Inc.(a)                                           56,288
      5,100   Exelixis, Inc.(a)                                             79,050
     14,100   Federated Department Stores, Inc.(a)                         628,296
     35,590   Great Universal Stores PLC (United Kingdom)                  265,212
     31,800   Home Depot, Inc.                                           1,532,760
      3,200   HON Industries, Inc.                                          80,000
      1,900   Jack in the Box, Inc.(a)                                      53,200
      1,325   K-Swiss, Inc. (Class A)                                       36,106
     16,000   Kohl's Corp.(a)                                            1,136,000
      3,100   Neiman Marcus Group, Inc. (Class A)                          120,714
      1,550   Payless Shoesource, Inc.(a)                                  111,135
      2,000   PerkinElmer, Inc.                                            194,980
      9,175   Pier 1 Imports, Inc.                                         101,934
      2,675   Polo Ralph Lauren Corp.(a)                                    67,918
      8,500   RadioShack Corp.                                             467,840
      1,900   Reebok International Ltd.                                     51,756
      3,675   Ruby Tuesday, Inc.                                            56,154
      4,300   ShopKo Stores, Inc.                                           47,257
     11,200   Target Corp.                                                 425,376
    102,200   Tesco PLC (United Kingdom)(a)                                359,884
     25,700   The Limited, Inc.                                            530,962
     15,000   Tiffany & Co.                                                562,200
      7,125   Venator Group, Inc.                                           92,269
      9,900   Wal-Mart Stores, Inc.                                        562,320
      2,625   Zale Corp.(a)                                                 97,913
                                                                  ----------------
                                                                         8,625,518

    24                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Semiconductors  0.8%
     11,400   Integrated Circuit Systems, Inc.(a)                 $        265,762
     13,700   Intel Corp.                                                  506,900
      4,900   Intersil Holding Corp.(a)                                    145,163
        200   Micrel, Inc.(a)                                                9,200
      4,100   Micron Technology, Inc.                                      187,657
      3,625   Milacron, Inc.                                                66,664
        700   Nanometrics, Inc.(a)                                          14,306
      3,100   Power Integrations, Inc.(a)                                   68,975
      1,775   Therma Wave, Inc.(a)                                          28,400
      9,025   Varian Semiconductor Equipment Associates,
               Inc.(a)                                                     279,775
                                                                  ----------------
                                                                         1,572,802
-------------------------------------------------------------------------------------
Shipbuilding
      1,075   Newport News Shipbuilding, Inc.                               54,406
-------------------------------------------------------------------------------------
Software  0.5%
      4,400   Actuate Corp.(a)                                             101,131
      2,200   BroadVision, Inc.(a)                                          29,563
        900   EPiphany, Inc.(a)                                             35,213
      3,300   HNC Software, Inc.(a)                                         99,000
        400   Interwoven, Inc.(a)                                           13,425
      5,500   Intrusion.com, Inc.(a)                                        40,563
      2,425   Keynote Systems, Inc.(a)                                      36,981
        800   NetIQ Corp.(a)                                                62,800
        100   Nuance Communications, Inc.(a)                                 3,756
      2,125   ONYX Software Corp.(a)                                        34,000
      1,325   OTG Software, Inc.(a)                                         16,397
      3,025   Phoenix Technologies Ltd.(a)                                  56,341
        700   Quest Software, Inc.                                          26,206
      2,025   Serena Software, Inc.                                         68,850
      3,725   Take-Two Interactive Software, Inc.(a)                        45,398
      1,500   Verisign, Inc.                                               110,250
      1,750   VERITAS Software Corp.(a)                                    166,031
        400   Verity, Inc.(a)                                               11,900
                                                                  ----------------
                                                                           957,805
-------------------------------------------------------------------------------------
Steel & Metals  1.0%
     27,800   Alcoa, Inc.                                                1,021,372
      9,600   Broken Hill Proprietary Co., Ltd. (Australia)                 99,369

    See Notes to Financial Statements                                     25

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,425   Carpenter Technology Corp.                          $         66,857
      3,325   Commercial Metals Co.                                         76,475
      8,600   Phelps Dodge Corp.                                           399,040
      2,925   Precision Castparts Corp.                                    107,026
      5,487   Reliance Steel & Aluminum Co.                                151,441
      2,800   Timken Co.                                                    45,808
                                                                  ----------------
                                                                         1,967,388
-------------------------------------------------------------------------------------
Telecommunications  6.9%
      3,500   Advanced Fibre Communications, Inc.(a)                        86,844
      3,200   Alcatel (France)                                             190,077
      8,200   ALLTEL Corp.                                                 485,276
     65,800   AT&T Corp.(a)                                              1,252,402
     34,800   British Telecommunications PLC (United Kingdom)              362,038
     17,600   Citadel Communications Corp.(a)                              444,400
     18,700   Global Crossing Ltd.(a)                                      411,774
     10,400   JDS Uniphase Corp.(a)                                        570,050
      4,600   Leap Wireless International, Inc.(a)                         193,775
     12,100   Metromedia Fiber Network, Inc.                               192,844
      3,600   Millicom International Cellular SA ADR(a)                    108,675
     12,600   Nextel Communications, Inc.(a)                               432,337
         30   Nippon Telegraph & Telephone Corp. (Japan)                   208,808
     39,700   Nokia Corp., ADR(a)                                        1,363,695
     16,300   Nortel Networks Corp.                                        623,149
     11,837   NTL, Inc.(a)                                                 461,761
         10   NTT Mobile Communications (Japan)                            192,481
     23,100   Portugal Telecom, SA (Portugal)                              255,268
     19,600   Qwest Communications International, Inc.(a)                  825,552
     11,500   SBC Communications, Inc.                                     556,025
     24,500   Sprint Corp.                                                 607,600
      4,525   SymmetriCom, Inc.(a)                                          82,864
      5,000   Tektronix, Inc.                                              192,500
      4,100   Tele Danmark AS (Denmark)                                    222,687
     15,109   Telefonica SA (Spain)                                        289,581
        286   Telefonica SA ADR                                              5,413
      1,325   Tut Systems, Inc.(a)                                          10,434
     12,200   Univision Communications, Inc.(a)                            520,086

    26                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     12,000   Verizon Communications, Inc.                        $        659,400
     28,596   Vodafone Group PLC (ADR)(a)                                1,000,002
     99,800   Vodafone Group PLC (United Kingdom)                          352,891
     12,900   Western Multiplex Corp.(a)                                   208,013
     25,000   Williams Communications Corp.                                 23,000
     32,700   Worldcom, Inc.(a)                                            705,094
                                                                  ----------------
                                                                        14,096,796
-------------------------------------------------------------------------------------
Transportation/Shipping  0.1%
      2,350   Alexander & Baldwin, Inc.                                     65,836
      2,000   Arkansas Best Corp.(a)                                        41,125
      4,350   Roadway Express, Inc.                                        102,769
                                                                  ----------------
                                                                           209,730
-------------------------------------------------------------------------------------
Utilities  1.5%
      1,600   Advanced Energy Industries, Inc.(a)                           49,100
      3,175   ALLETE                                                        70,136
      2,125   California Water Service Group                                50,363
      3,050   Conectiv, Inc.                                                58,133
     20,520   Endesa SA (Spain)                                            365,374
     10,450   Exelon Corp.                                                 632,329
      4,900   General Public Utilities Corp.                               156,947
      2,150   Kansas City Power & Light Co.                                 55,019
      2,200   MDU Resources Group, Inc.                                     63,800
     21,700   NiSource, Inc.                                               583,730
      2,100   OGE Energy Corp.                                              47,922
     34,500   PG&E Corp.                                                   491,625
      3,675   Public Service Co. of New Mexico                              90,772
        975   RGS Energy Group, Inc.                                        30,830
      1,730   Suez Lyonnaise des Eaux (France)                             280,475
      2,975   Western Resources, Inc.                                       71,995
                                                                  ----------------
                                                                         3,098,550
                                                                  ----------------
              Total common stocks (cost $121,775,507)                  131,035,275
                                                                  ----------------

    See Notes to Financial Statements                                     27

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
PREFERRED STOCKS
-------------------------------------------------------------------------------------
Printing & Publishing
      1,000   Primedia, Inc., 10.00%, Ser. D
               (cost $94,875)                                     $         84,000
                                                                  ----------------
COMMON STOCK UNIT  0.1%
----------------------------------------------------------------------------------
     13,200   Nasdaq Gold Trust
               (cost $863,543)                                             848,760
                                                                  ----------------

CORPORATE BONDS  15.8%
----------------------------------------------------------------------------------

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Aerospace  0.2%
                               BE Aerospace, Inc., Sr. Sub. Notes,
B2             $     100       8.00%, 3/1/08                                   97,250
B2                    50       9.50%, 11/1/08                                  51,250
Ba2                  250       Sequa Corp., Sr. Notes,
                                9.00%, 8/1/09                                 247,500
                                                                     ----------------
                                                                              396,000
-------------------------------------------------------------------------------------
Airlines  0.6%
Ba2                  140       Continental Airlines Inc., Sr.
                                Notes,
                                8.00%, 12/15/05                               132,395
Baa3                 800       Delta Air Lines, Inc., Sr. Notes,
                                8.30%, 12/15/29                               693,384
Ba2                  100       Northwest Airlines, Inc., Notes,
                                7.625%, 3/15/05                                97,081
Baa3                  15       United Airlines, Inc., Sr. Deb.
                                Notes,
                                9.75%, 8/15/21                                 14,283
Ba3                  300       USAir, Inc., Pass-through Certs.,
                                10.375%, 3/1/13                               283,500
                                                                     ----------------
                                                                            1,220,643

    28                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Auto & Truck  0.1%
B2             $      25       Collins & Aikman Products Co., Sr.
                                Sub. Notes,
                                11.50%, 4/15/06                      $         22,375
B3                    75       Eagle-Picher, Inc., Gtd. Notes,
                                9.375%, 3/1/08                                 50,250
Ba3                   75       Lear Corp., Sub. Notes,
                                8.25%, 2/1/02                                  75,034
                                                                     ----------------
                                                                              147,659
-------------------------------------------------------------------------------------
Banking  0.8%
A3                   400       Bank of Tokyo-Mitsubishi Ltd., Sr.
                                Sub. Notes,
                                8.40%, 4/15/10                                425,400
B1                   100       Chevy Chase Savings Bank, Sub.
                                Deb.,
                                9.25%, 12/1/05                                 99,000
A1                   300       KBC Bank Funding Trust, Grd. Notes,
                                9.86%, 11/2/49                                329,617
Baa2                 300       Korea Development Bank, Sr. Notes,
                                7.90%, 2/1/02                                 304,099
A1                   300       Royal Bank of Scotland Group PLC,
                                Sr. Notes,
                                9.118%, 3/31/49                               333,591
Ba3                   90       Sovereign Bancorp, Sr. Notes,
                                10.50%, 11/15/06                               94,050
B1                    55       Western Financial Svgs. Bank,
                                F.S.B., Sub. Cap. Deb.,
                                8.875%, 8/1/07                                 51,563
                                                                     ----------------
                                                                            1,637,320
-------------------------------------------------------------------------------------
Cable  0.6%
NA                    50       Callahan Nordrhein-Westfalen
                                (Germany),
                                Sr. Disc. Notes,
                                Zero Coupon, 7/15/05                           24,000

    See Notes to Financial Statements                                     29

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
B3             $     100       Sr. Notes,
                                14.00%, 7/15/10                      $        100,500
Ba3                            Charter Communications Holdings,
                                Sr. Notes,
B2                    85       10.75%, 10/1/09                                 89,675
B2                    55       11.125%, 1/15/11                                58,025
B2                   150       Diamond Cable Comm. Co. (United
                                Kingdom), Sr. Disc. Notes,
                                13.25%, 9/30/04                               146,250
B1                    30       Fox Family Worldwide, Inc., Sr.
                                Notes,
                                9.25%, 11/1/07                                 30,600
B2                   250       Mediacom LLC Capital Corp., Sr.
                                Notes,
                                7.875%, 2/15/11                               227,500
B1                   235       Telewest Plc, Sr. Disc. Notes,
                                Zero Coupon, 2/1/05                           133,950
                               United Pan Europe Commerce, Sr Disc
                                Notes,
B2                   250        11.25%, 2/1/10                                192,500
B2                   100        Zero Coupon, 8/1/04                            38,000
B2                   200        Sr. Notes,
                                10.875%, 8/1/09                               151,000
                                                                     ----------------
                                                                            1,192,000
-----------------------------------------------------------------------------------
Casinos  0.8%
B2                   150       Aztar Corp., Sr. Sub. Notes,
                                8.875%, 5/15/07                               147,375
B3                    75       Coast Hotels & Casinos, Inc., Sr.
                                Sub. Notes,
                                9.50%, 4/1/09                                  74,625
B2                   100       Harvey Casino & Resorts, Sr. Sub.
                                Notes,
                                10.625%, 6/1/06                               102,500
B3                    45       Hollywood Casino Corp., Gtd. Notes,
                                11.25%, 5/1/07                                 47,700
B2                   250       Hollywood Park, Inc., Sr. Sub.
                                Notes,
                                Ser. B,
                                9.25%, 2/15/07                                247,500

    30                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
B2             $      65       Horseshoe Gaming LLC, Sr. Sub.
                                Notes,
                                8.625%, 5/15/09                      $         64,025
                               Mandalay Resort Group,
Ba2                  100       Deb. Notes,
                                6.70%, 11/15/96                                96,658
Ba3                  100       Sr. Sub. Debs.,
                                7.625%, 7/15/13                                82,000
Ba3                  300       Sr. Sub. Notes,
                                6.75%, 7/15/03                                282,750
Ba2                   40       Park Place Entertainment Corp.,
                                Sr. Sub. Notes,
                                9.375%, 2/15/07                                41,600
                               Station Casinos, Inc.,
B1                   220       Sr. Sub. Notes,
                                9.875%, 7/1/10                                228,800
B1                    50       Sr. Sub. Notes,
                                9.75%, 4/15/07                                 51,500
B3                    25       Trump Atlantic City Assocs.,
                                First Mtge. Notes,
                                11.25%, 5/1/06                                 16,750
NA                    95       Venetian Casino Resort LLC,
                                First Mtge. Notes,
                                12.25%, 11/15/04                               98,800
                                                                     ----------------
                                                                            1,582,583
-------------------------------------------------------------------------------------
Chemicals  0.3%
Ba2                   50       Hercules, Inc., Gtd. Notes,
                                11.125%, 11/15/07                              48,500
B2                   100       Huntsman ICI Chemicals LLC,
                                Sr. Sub. Notes,
                                10.125%, 7/1/09                               102,500
B1                    50       Huntsman Polymers Corp., Sr. Notes,
                                11.75%, 12/1/04                                39,375
                               Lyondell Chemical Co.,
Ba3                   15        Sec'd. Notes,
                                9.625%, 5/1/07                                 15,300

    See Notes to Financial Statements                                     31

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
                               Sr. Sub. Notes,
Ba3            $     100       9.875%, 5/1/07                        $        102,000
B2                   120       10.875%, 5/1/09                                120,600
B1                    24       NL Industries, Inc., Sr. Sec'd.
                                Notes,
                                11.75%, 10/15/03                               24,360
                               Sterling Chemicals, Inc., Sr. Sub.
                                Notes,
B3                   110        12.375%, 7/15/06                              106,700
B3                    10        11.75%, 8/15/06                                 5,900
B3                    20       Texas Petrochemicals Corp., Sr.
                                Sub. Notes,
                                11.125%, 7/1/06                                15,300
Ba1                  100       USEC, Inc., Sr. Notes,
                                6.75%, 1/20/09                                 76,790
                                                                     ----------------
                                                                              657,325
-------------------------------------------------------------------------------------
Commercial Services
B2                   100       Iron Mountain, Inc., Sr. Sub.
                                Notes, MTN,
                                8.25%, 7/1/11                                  96,750
-------------------------------------------------------------------------------------
Computers
B1                    75       Seagate Technology International,
                                Inc., Gtd. Notes,
                                12.50%, 11/15/07                               73,500
-------------------------------------------------------------------------------------
Computer Services  0.1%
NA                   200       Globix Corp., Sr. Notes,
                                12.50%, 2/1/10                                 90,000
Ba1                  100       Unisys Corp., Sr. Notes,
                                11.75%, 10/15/04                              106,750
                                                                     ----------------
                                                                              196,750
-------------------------------------------------------------------------------------
Consulting
Baa2                 100       Comdisco, Inc., Sr. Notes,
                                6.00%, 1/30/02                                 90,000

    32                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Consumer Products  0.1%
B1             $     200       French Fragrances, Inc., Sr. Sec.
                                Notes,
                                11.75%, 2/1/11                       $        208,000
-------------------------------------------------------------------------------------
Consumer Services  0.1%
B3                   190       Kindercare Learning Center, Inc.,
                                Sr. Sub. Notes,
                                9.50%, 2/15/09                                178,600
-------------------------------------------------------------------------------------
Distribution/ Wholesalers  0.1%
B3                   115       Core-Mark Int'l, Inc., Sr. Sub.
                                Notes,
                                11.375%, 9/15/03                              109,394
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.1%
B2                   150       Gentek, Inc., Gtd. Notes,
                                11.00%, 8/1/09                                155,625
-------------------------------------------------------------------------------------
Diversified Operations
B2                    29       SCG Holding Corp., Gtd. Notes, Ser.
                                B,
                                12.00%, 8/1/09                                 26,825
-------------------------------------------------------------------------------------
Electronics  0.1%
B3                   125       Motors & Gears, Inc., Sr. Notes,
                                10.75%, 11/15/06                              116,250
-------------------------------------------------------------------------------------
Electronic Components  0.1%
B2                   110       Fairchild Semiconductor Corp.,
                                Sr. Sub. Notes,
                                10.50%, 2/1/09                                111,925
Ba3                   90       Flextronics International Ltd.
                                (Singapore), Sr. Sub. Notes,
                                9.875%, 7/1/10                                 95,400
                                                                     ----------------
                                                                              207,325
-------------------------------------------------------------------------------------
Engineering & Construction  0.2%
Ba3                  429       CSC Holdings, Inc., Sr. Sub. Debs.,
                                10.50%, 5/15/16                               486,915

    See Notes to Financial Statements                                     33

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Financial Services  3.1%
Baa3           $     175       Aes Drax Holdings Ltd., Sr. Sec.
                                Bonds,
                                10.41%, 12/31/20                     $        190,750
                               Americredit Corp.,
Ba1                  100        Sr. Sub. Notes,
                                9.25%, 2/1/04                                  99,500
Ba1                  250        Sr. Notes,
                                9.875%, 4/15/06                               251,250
A2                   300       Bear Stearns Cos., Inc., Sr. Notes,
                                6.15%, 3/2/04                                 298,659
NA                   100       Coinstar, Inc., Sr. Disc. Notes,
                                13.00%, 10/1/06                                99,000
                               Conseco, Inc., Sub. Debs.,
B1                   750        8.75%, 2/9/04                                 673,125
B1                    50        8.50%, 10/15/02                                47,750
NR                   221       Credit Asset Receivable LLC, Sr.
                                Sec'd. Notes,
                                6.274%, 10/31/03                              221,223
                               Ford Motor Credit Co., Sr. Notes,
A2                   500        7.50%, 3/15/05                                522,615
A2                   500        6.75%, 5/15/05                                508,825
Ba1                  300       Green Tree Financial Corp., Notes,
                                6.50%, 9/26/02                                250,422
Ba1                   50       GS Escrow Corp., Sr. Notes,
                                7.125%, 8/1/05                                 48,447
A3                   500       Heller Financial, Inc,. MTN,
                                6.50%, 7/22/02                                502,030
A2                   700       Household Finance Corp., Notes,
                                7.00%, 8/1/03                                 716,792
Baa1                 500       MBNA America Bank NA, MTN,
                                6.875%, 7/15/04                               503,995
Ba3                  100       Metris Co., Inc., Sr. Deb. Notes,
                                10.125%, 7/15/06                               89,500
                               Midland Funding Corp., Sec. Deb.
                                Notes,
Ba3                  200        11.75%, 7/23/05                               215,478
Ba3                   75        13.25%, 7/23/06                                85,280

    34                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
A1             $     300       Morgan, J.P., & Co., Inc., Sr.
                                Notes,
                                5.75%, 2/25/04                       $        298,251
Ba3                  500       Orion Power Holdings, Inc., Sr.
                                Notes,
                                12.00%, 5/1/10                                545,000
Ba3                  235       RBF Finance Co., Sr. Notes,
                                11.00%, 3/15/06                               283,175
                                                                     ----------------
                                                                            6,451,067
-------------------------------------------------------------------------------------
Food & Beverage  0.3%
B3                   150       Agrilink Foods. Inc., Sr. Sub.
                                Notes,
                                11.875%, 11/1/08                              110,250
B1                   250       Cott Corp., Sr. Notes,
                                8.50%, 5/1/07                                 238,750
B1                   125       Del Monte Foods Co., Sr. Disc.
                                Notes, Zero Coupon (Until
                                12/15/02),
                                12.50%, 12/15/07                              101,250
B1                   150       Great Atlantic & Pacific Tea Co.,
                                Inc., Notes,
                                7.75%, 4/15/07                                100,500
B1                   150       Pilgrim's Pride Corp., Sr. Sub.
                                Notes,
                                10.875%, 8/1/03                               145,500
                                                                     ----------------
                                                                              696,250
-------------------------------------------------------------------------------------
Health Care  0.6%
B2                   100       Apria Healthcare Group, Sr. Sub.
                                Notes,
                                9.50%, 11/1/02                                101,000
                               Columbia/HCA Healthcare Co.,
                                Debs.,
Ba2                   50        8.36%, 4/15/24                                 47,375
Ba2                   55        7.05%, 12/1/27                                 45,650
Ba2                  200        6.73%, 7/15/45                                197,500
Ba2                  175        7.50%, 11/15/95                               147,000
                               Notes,
Ba2                   55        9.00%, 12/15/14                                57,887
Ba2                  200        7.69%, 6/15/25                                179,000

    See Notes to Financial Statements                                     35

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
B3             $     200       Concentra Operating Corp., Sr. Sub.
                                Notes, Ser. B,
                                13.00%, 8/15/09                      $        180,000
B1                   125       Fresenius MedCare CapTrust, Gtd.
                                Notes,
                                9.00%, 12/1/06                                126,250
C                    250       Integrated Health Services, Inc.,
                                Sr. Sub. Notes, Ser. A,
                                9.25%, 1/15/08                                  2,188
B3                    55       LifePoint Hospitals Holdings, Inc.,
                                Sr. Sub. Notes,
                                10.75%, 5/15/09                                59,950
B3                    90       Triad Hospitals Holdings, Inc., Sr.
                                Sub. Notes,
                                11.00%, 5/15/09                                96,075
                                                                     ----------------
                                                                            1,239,875
-------------------------------------------------------------------------------------
Hotels & Leisure  0.5%
B3                   100       Ballys Total Fitness Holdings, Sr.
                                Sub. Notes, Ser. C,
                                9.875%, 10/15/07                               94,500
B2                   115       Carrols Corp., Sr. Sub. Notes,
                                9.50%, 12/1/08                                 97,175
Ba2                   30       Felcor Lodging LP., Notes,
                                9.50%, 9/15/08                                 30,714
Ba2                  250       Felcor Suites LP., Gtd. Sr. Notes,
                                7.375%, 10/1/04                               238,125
Ba2                  300       HMH Properties, Inc., Gtd. Notes,
                                Ser. B,
                                7.875%, 8/1/08                                293,250
B1                    75       Meditrust, Sr. Notes,
                                7.25%, 3/15/04                                 61,500
B3                    95       Premier Parks, Inc., Sr. Notes,
                                9.75%, 6/15/07                                 96,188
Ba1                  120       Starwood Hotel & Resorts, Deb.
                                Notes
                                7.375%, 11/15/15                              108,119
                                                                     ----------------
                                                                            1,019,571

    36                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Industrial  0.1%
B3             $     250       United International Holdings,
                                Inc., Sr. Disc. Notes, Zero Coupon
                                (Until 2/15/03) 10.75%, 2/15/08      $        128,750
-------------------------------------------------------------------------------------
Internet Software  0.1%
                               Exodus Communications, Inc., Sr.
                                Notes,
NA                    50        10.75%, 12/15/09                               46,750
B3                   210        11.625%, 7/15/10                              203,700
                                                                     ----------------
                                                                              250,450
-------------------------------------------------------------------------------------
Leisure  0.1%
B2                   200       Alliance Atlantis Commerce, Inc.,
                                Sr. Sub. Notes,
                                13.00%, 12/15/09                              207,000
-------------------------------------------------------------------------------------
Manufacturing
                               Polymer Group, Inc., Sr. Sub.
                                Notes,
B3                    20        9.00%, 7/1/07                                  15,000
B3                    25        8.75%, 3/1/08                                  18,125
B2                     5       Sun World International, Inc.,
                                First Mtg., Ser. B,
                                11.25%, 4/15/04                                 4,650
B2                    40       Venture Holdings Trust, Sr. Notes,
                                9.50%, 7/1/05                                  18,400
                                                                     ----------------
                                                                               56,175
-------------------------------------------------------------------------------------
Media  0.4%
B2                   250       Ackerley Group, Inc., Sr. Sub.
                                Notes,
                                9.00%, 1/15/09                                237,500
B1                   325       Fox Family Worldwide, Inc.,
                                Sr. Disc. Notes,
                                Zero Coupon, (Until 11/1/02)
                                10.25%, 11/1/07                               283,562

    See Notes to Financial Statements                                     37

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
B3             $     175       Lin Holdings Corp., Sr. Disc.
                                Notes, Zero Coupon (Until 3/1/03)
                                10.00%, 3/1/08                       $        134,750
B3                    80       Paxson Communications Corp., Sr.
                                Sub. Notes,
                                11.625%, 10/1/02                               81,200
                                                                     ----------------
                                                                              737,012
-------------------------------------------------------------------------------------
Medical Products & Services  0.1%
B2                    40       Bio-Rad Labs, Inc., Sr. Sub. Notes,
                                11.625%, 2/15/07                               42,600
B1                    75       Fresenius Medical Capital Trust
                                III., Gtd. Notes,
                                7.875%, 2/1/08                                 72,750
                                                                     ----------------
                                                                              115,350
-------------------------------------------------------------------------------------
Networking
B1                    52       Intersil Corp., Sr. Notes,
                                13.25%, 8/15/09                                66,430
-------------------------------------------------------------------------------------
Oil & Gas  0.4%
B2                    60       Canadian Forest Oil Ltd., Sr. Sub.
                                Notes,
                                8.75%, 9/15/07                                 59,850
B2                    55       Comstock Resources, Inc., Sr.
                                Notes,
                                11.25%, 5/1/07                                 58,163
Ba2                   85       Eott Energy Partners, Sr. Notes,
                                11.00%, 10/1/09                                91,800
B2                    20       Houston Exploration Co., Sr. Sub.
                                Notes,
                                8.625%, 1/1/08                                 19,200
B1                    80       Parker Drilling Co., Sr. Notes,
                                9.75%, 11/15/06                                82,000
Baa3                 200       Petroleos Mexicanos (Mexico), Gtd.
                                Notes,
                                9.375%, 12/2/08                               208,500
B2                    55       Swift Energy Co., Sr. Sub. Notes,
                                10.25%, 8/1/09                                 57,750

    38                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Ba3            $     250       Triton Energy Ltd., Sr. Notes,
                                9.25%, 4/15/05                       $        254,687
                                                                     ----------------
                                                                              831,950
-------------------------------------------------------------------------------------
Paper & Packaging  0.7%
                               Doman Industries Ltd. (Canada),
B3                    55        Gtd. Notes,
                                12.00%, 7/1/04                                 55,825
                                Sr. Notes,
B1                    40        8.75%, 3/15/04                                 24,000
B1                   100        9.25%, 11/15/07                                43,500
B1                    20       Norampac, Inc., Sr. Notes,
                                9.50%, 2/1/08                                  20,400
                               Owens-Illinois, Inc., Debs.,
B1                    50        7.50%, 5/15/10                                 36,000
B1                   100        7.80%, 5/15/18                                 67,000
B3                   135       Packaged Ice, Inc., Sr. Notes,
                                9.75%, 2/1/05                                 113,400
B2                   150       Radnor Holdings Corp., Sr. Notes,
                                10.00%, 12/1/03                               127,687
NA                    50       Repap New Brunswick, Inc., Sr.
                                Notes,
                                11.50%, 6/1/04                                 56,250
B1                   150       Silgan Holdings, Inc., Sr. Sub.
                                Debs.,
                                9.00%, 6/1/09                                 138,750
B1                    20       Stone Container Corp., First Mtge.,
                                10.75%, 10/1/02                                20,250
B2                   515       Sr. Notes,
                                11.50%, 8/15/06                               527,875
B3                   101       Sr. Sub. Deb.,
                                12.25%, 4/1/02                                101,379
B3                    30       United States Can Co.,
                                Sr. Sub. Notes,
                                12.375%, 10/1/10                               31,800
                                                                     ----------------
                                                                            1,364,116
-------------------------------------------------------------------------------------
Printing & Publishing  0.1%
B1                   250       Mail Well I Corp., Sr. Sub. Notes,
                                8.75%, 12/15/08                               200,000

    See Notes to Financial Statements                                     39

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Real Estate-Development  0.1%
B1             $     100       Intrawest Corp., Sr. Notes,
                                10.50%, 2/1/10                       $        105,500
-------------------------------------------------------------------------------------
Retail  0.1%
Baa1                  75       Dillards, Inc., Notes,
                                6.125%, 11/1/03                                70,932
Ba3                   30       Sbarro, Inc., Sr. Notes,
                                11.00%, 9/15/09                                31,425
                                                                     ----------------
                                                                              102,357
-------------------------------------------------------------------------------------
Services
B3                    10       IT Group, Inc., Sr. Sub. Notes,
                                Ser. B,
                                11.25%, 4/1/09                                  8,000
-------------------------------------------------------------------------------------
Steel & Metals  0.2%
Ba2                   25       AK Steel Corp., Sr. Notes,
                                9.125%, 12/15/06                               24,231
B1                   225       Kaiser Aluminum & Chemical, Corp.,
                                Sr. Notes,
                                9.875%, 2/15/02                               218,813
Ba2                   25       Leviathan Corp., Sr. Sub. Notes,
                                10.375%, 6/1/09                                26,375
Caa2                  25       Sheffield Steel Corp., First Mtge.,
                                Ser. B,
                                11.50%, 12/1/05                                11,250
B3                   115       WHX Corp., Sr. Notes,
                                10.50%, 4/15/05                                78,200
                                                                     ----------------
                                                                              358,869
-------------------------------------------------------------------------------------
Telecommunications  2.8%
A1                   600       AT&T Corp., MTN, Ser. G,
                                5.88125%, 4/23/02                             601,081
B2                   350       Charter Communication Holdings LLC,
                                Sr. Notes,
                                8.625%, 4/1/09                                337,750

    40                                     See Notes to Financial Statements

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Ba1            $     110       Clearnet Communications, Inc., Sr.
                                Disc. Notes, Zero Coupon (Until
                                5/1/01) 10.125%, 5/01/04             $         91,300
B3                   100       Coaxial Communications, Inc., Gtd.
                                Notes,
                                10.00%, 8/15/06                               100,000
B3                    20       Dobson Communications Corp., Sr.
                                Notes,
                                10.875%, 7/1/10                                21,100
B3                   285       Echostar Broadband Corp., Sr.
                                Notes,
                                10.375%, 10/1/07                              297,825
B3                    95       FairPoint Communications, Inc., Sr.
                                Sub. Notes,
                                12.50%, 5/1/10                                 92,625
Ba2                  500       Global Crossing Holdings Ltd., Sr.
                                Notes,
                                9.50%, 11/15/09                               507,500
B1                   200       Insight Midwest L.P., Sr. Notes,
                                10.50%, 11/1/10                               213,000
B3                   150       International Wire Group, Inc., Sr.
                                Sub. Notes,
                                11.75%, 6/1/05                                149,250
B3                   130       Level 3 Communications, Inc.,
                                Sr. Disc. Notes,
                                Zero Coupon (Until 12/01/03)
                                10.50%, 12/1/08                                81,900
B3                   500       Zero Coupon, (Until 3/15/05)
                                12.875%, 3/15/10                              285,000
                               Sr. Notes,
B3                    30        11.00%, 3/15/08                                29,100
B1                   215        11.375%, 1/1/09                               227,362
B1                    50       McLeodUSA, Inc., Sr. Disc. Notes,
                                Zero Coupon (Until 3/1/02),
                                10.50%, 3/1/07                                 44,250
B3                   250       Microcell Telecommunications, Inc.,
                                Sr. Disc. Notes,
                                Zero Coupon (Until 6/1/04)
                                12.00%, 6/1/09                                170,000

    See Notes to Financial Statements                                     41

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
B3             $      65       Millicom International Cellular SA
                                (Luxemburg), Sr. Disc. Notes, Zero
                                Coupon (Until 6/1/01) 13.50%,
                                6/1/06                               $         56,875
B2                   250       Netia Holdings BV, (Poland), Gtd.
                                Sr. Disc. Notes, Zero Coupon
                                (Until 11/1/01) 11.25%, 11/1/07               175,000
                               Nextel Communications, Sr. Notes,
B1                   170        9.375%, 11/15/09                              167,450
                               Sr. Disc. Notes, Zero Coupon
                                (Until 9/15/02)
B1                   430        10.65%, 9/15/07                               356,900
B2                   330        10.75%, 6/1/09                                305,250
B2                   250       NTL Communications Corp., Sr.
                                Notes, Zero Coupon (Until 10/1/03)
                                12.375%, 10/1/08                              155,000
B3                    50       PCS, Inc., Sr. Sub. Notes,
                                10.375%, 1/15/11                               50,250
B3                    70       Primus Telecomm Group, Sr. Notes,
                                12.75%, 10/15/09                               28,000
B3                    55       Spectrasite Holdings, Inc., Sr.
                                Disc. Notes, Zero Coupon (Until
                                3/15/05) 12.875%, 10/15/08                     33,000
B2                    40       Time Warner Telecom, Inc., Sr.
                                Notes,
                                10.125%, 2/1/11                                40,800
B3                   110       Tritel PCS, Inc., Gtd. Notes, Zero
                                Coupon (Until 5/1/04)
                                12.75%, 5/15/09                                78,650
B2                   240       Voicestream Wireless Corp.,
                                Sr. Disc. Notes, Zero Coupon
                                (Until 11/15/04)
                                11.875%, 11/15/09                             189,600
B2                   130       Sr. Notes,
                                10.375%, 11/15/09                             148,525

    42                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
                               Williams Communications Group,
                                Inc., Sr. Notes,
B2             $     245        10.875%, 10/1/09                     $        220,500
B2                   100        11.875%, 8/1/10                                91,500
B3                    10       Winstar Communications, Inc., Sr.
                                Disc. Notes,
                                12.75%, 4/15/10                                 7,700
A3                   300       Worldcom, Inc., FRN,
                                6.98063%, 2/26/01                             299,739
B3                    30       Worldwide Fiber, Inc., Sr. Notes,
                                12.00%, 8/1/09                                 25,500
                                                                     ----------------
                                                                            5,679,282
-------------------------------------------------------------------------------------
Transportation
B1                    50       American Commercial Lines LLC, Sr.
                                Notes, Ser. B,
                                10.25%, 6/30/08                                34,000
-------------------------------------------------------------------------------------
Utilities  1.5%
B2                   300       Adelphia Communications Corp.,
                                Sr. Notes,
                                10.875%, 10/1/10                              316,500
                               AES Corp.,
Ba1                  100        Sr Sub. Debs.
                                8.875%, 11/1/27                                99,000
                                Sr. Notes,
Ba1                  100        8.75%, 12/15/02                               102,750
Ba1                  250        9.50%, 6/1/09                                 262,500
Ba2                  100       AES Drax Energy Ltd., Sr. Sec.
                                Notes,
                                11.50%, 8/30/10                               109,000
Ba1                  500       Calpine Corp., Sr. Notes,
                                10.50%, 5/15/06                               518,652
                               CMS Energy Corp., Sr. Notes,
Ba3                  300        9.875%, 10/15/07                              319,500
Ba3                  250        7.50%, 1/15/09                                235,625

    See Notes to Financial Statements                                     43

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Baa2           $     100       Reliant Energy Mid Atlantic, Ser. C
                                Pass-through Certs.,
                                9.681%, 7/2/26                       $         98,750
NA                   500       Sierra Pacific Resources, Sr.
                                Notes,
                                6.29875%, 4/20/02                             500,000
Ba3                  175       Tnp Enterprises, Inc., Sr. Sub.
                                Notes,
                                10.25%, 4/1/10                                186,375
A3                   400       Txu Electric Co., First Mtge.,
                                7.28625%, 12/20/02                            400,000
                                                                     ----------------
                                                                            3,148,652
-------------------------------------------------------------------------------------
Waste Management  0.3%
                               Allied Waste of North America,
                                Inc., Sr. Notes,
Ba1                  100        7.375%, 1/1/04                                 72,750
Ba3                  250        7.875%, 1/1/09                                238,750
B2                   195        10.00%, 8/1/09                                195,000
Ba1                  100       Waste Management, Inc., Sr. Debs.
                                8.75%, 5/1/18                                 100,632
                                                                     ----------------
                                                                              607,132
                               Total long-term corporate bonds
                                (cost $39,232,661)                         32,187,252
                                                                     ----------------
CONVERTIBLE BONDS  0.2%
-------------------------------------------------------------------------------------
Financial Services
A2              Euro 500       Hellenic Finance,
                                2.00%, 7/15/03
                                (cost $526,875)                               463,546
                                                                     ----------------
FOREIGN GOVERNMENT BONDS  2.8%
-------------------------------------------------------------------------------------
                               German Government Bonds,
                     580        4.25%, 7/4/08                                 621,856
                     100        4.50%, 7/4/09                                  91,358

    44                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
               $   1,200        5.25%, 7/4/10                        $      1,155,557
                   4,000        5.25%, 1/4/11                               3,856,701
                      30        6.25%, 1/4/24                                  31,024
                                                                     ----------------
                               Total foreign government bonds
                                (cost $5,532,491)                           5,756,496
                                                                     ----------------
SOVEREIGN BONDS  0.6%
-------------------------------------------------------------------------------------
Ba3                  110       Sovereign Bancorp Inc., Sr. Notes,
                                10.25%, 5/15/04
                                (cost $108,330)                               113,267
                                                                     ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS  2.4%
-------------------------------------------------------------------------------------
NA                   500       Bear Stearns Mortgage Secs., Inc.,
                                Ser. 97-7 Class 1,
                                7.00%, 2/25/28                                496,875
NA                    97       Capital Asset Research Funding LP,
                                Ser. 97-A, Class I,
                                6.40%, 12/15/04                                94,503
NA                   300       GE Capital Mortgage Services, Inc.,
                                Ser. 1999-S, Class A29,
                                6.50%, 5/25/29                                287,721
NA                   400       PNC Mortgage Secs. Corp., Ser.
                                1999-5, Class A3,
                                7.25%, 10/25/29                               406,861
                               Residential Funding Mortgage,
Aaa                  109        Ser. 1993-S36, Class A9,
                                6.478%, 10/25/08                              108,777
Aa1                  500        Ser. 1994-S5, Class A6,
                                6.50%, 2/25/24                                467,340
NA                   198        Ser. 1999-S8, Class A1,
                                6.25%, 3/25/14                                194,526
NA                   279       Salomon Brothers Mortgage, Ser.
                                1999-LB1, Class A,
                                6.95%, 6/25/29                                278,614
                               Federal Home Loan Mortgage Corp.,
Aaa                  387        Zero Coupon, 11/15/30                         388,969

    See Notes to Financial Statements                                     45

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Aaa            $     595       Series 119, Class H
                                7.50%, 1/15/21                       $        609,280
Aaa                   15       Series 1599 Class 1599A
                                5.80%, 6/15/19                                 14,791
Aaa                  385       Ser. 1869 Class 1869 B,
                                8.00%, 12/15/24                               392,457
Aaa                  238       Series C007, Class C007A
                                7.00%, 9/17/31                                244,668
Aaa                  559       Federal National Mortgage Assoc.,
                                Ser. 1998-73 Class MZ
                                6.30%, 10/17/38                               505,995
Aaa                  500       Contimortgage Home Equity Loan
                                Trust, Ser. 1998-2, Class A4,
                                6.19%, 1/15/14                                499,530
                                                                     ----------------
                               Total collateralized mortgage
                                obligations
                                (cost $3,299,693)                           4,990,907
                                                                     ----------------
U.S. GOVERNMENT AND AGENCY SECURITIES  13.1%
-------------------------------------------------------------------------------------
                               Federal National Mortgage
                                Association,
                     912        6.00%, 8/1/06                                 911,082
                     700        7.50%, 12/31/99                               715,750
                   1,000        5.50%, 12/1/30                                956,406
                               Government National Mortgage
                                Assoc.,
                   2,270        7.50%, 12/31/99                             2,328,884
                   1,900        8.00%, 12/31/99                             1,964,714
                   2,000        8.50%, 12/31/99                             2,086,880
                     400        7.50%, 12/31/99                               408,938
                   1,500        8.50%, 12/31/99                             1,555,078
                   1,000        7.00%, 12/31/99                             1,015,000
                   1,770        7.50%, 12/15/28                             1,816,770
                               United States Treasury Notes,
                     989        3.375%, 1/15/07                               989,272
                   2,500        3.625%, 7/15/02                             2,524,103
                     754        3.625%, 1/15/08                               762,827
                     212        3.875%, 1/15/09                               217,887

    46                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
               $   4,400        6.50%, 2/15/10                       $      4,829,987
                   1,000        Zero Coupon, 5/15/18                          370,980
                   3,800        Zero Coupon, 2/15/11                        2,235,654
                   1,300        Zero Coupon, 2/15/15                          590,200
                   1,000        Zero Coupon, 2/15/19                          353,730
                               United States Treasury Bonds,
                     400        Zero Coupon, 8/15/20                          130,392
                     900        6.25%, 8/15/23                                969,183
                                                                     ----------------
                               Total U.S. government and agency
                                securities
                                (cost $22,063,603)                         27,733,717
                                                                     ----------------
-------------------------------------------------------------------------------------
Municipal Bonds  0.2%
Aaa                  500       Michigan State Certificates
                                Participation,
                                5.50%, 6/1/27
                                (cost $497,985)                               509,577
                                                                     ----------------
                               Total long-term investments (cost
                                $193,995,563)                             203,722,797
                                                                     ----------------
SHORT-TERM INVESTMENTS  10.2%
CORPORATE BONDS  3.0%
-------------------------------------------------------------------------------------
Aerospace  0.2%
Baa2                 400       Raytheon Co., Notes,
                                5.95%, 3/15/01                                399,780
-------------------------------------------------------------------------------------
Airlines
B3                    50       US Airways, Inc., Sr. Notes,
                                9.625%, 2/1/01                                 50,000
-------------------------------------------------------------------------------------
Auto & Truck  0.3%
A2                   400       General Motors Acceptance Corp.,
                                MTN,
                                6.53625%, 4/5/01                              397,588
                               GS Escrow Corp.,
                                Notes,
Ba1                  100        7.75875%, 2/1/01                               96,655
Ba1                  100        Sr. Notes,
                                6.75%, 8/1/01                                  98,750
                                                                     ----------------
                                                                              592,993

    See Notes to Financial Statements                                     47

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Cable  0.2%
Baa1           $     300       Cox Enterprises, Inc., Sr. Notes,
                                7.65875%, 2/1/01                     $        299,721
-------------------------------------------------------------------------------------
Financial Services  1.0%
B3                   300       Finova Capital Corp., MTN,
                                5.98%, 2/27/01                                282,166
Baa1                 450       Midamerican Funding LLC, Sr. Sec.
                                Notes,
                                5.85%, 3/1/01                                 449,941
Aa3                  600       Morgan Stanley Dean Witter, Sr.
                                Notes,
                                5.89875%, 4/23/01                             599,954
Baa2                 300       Orix Credit Alliance, Inc., MTN,
                                6.785%, 4/16/01                               300,618
Baa1                 300       Paine Webber Group, Inc., Sr.
                                Notes,
                                6.23875%, 4/17/01                             300,331
                                                                     ----------------
                                                                            1,933,010
-------------------------------------------------------------------------------------
Media  0.1%
Baa1                 265       Time Warner, Inc., Pass-through
                                Certs.,
                                6.10%, 12/30/01                               265,689
-------------------------------------------------------------------------------------
Telecommunications  0.1%
A2                   300       Vodafone Airtouch PLC, Sr. Notes,
                                6.73625%, 3/21/01                             300,624
-------------------------------------------------------------------------------------
Utilities  1.1%
Baa1                 300       Enron Corp., Notes,
                                7.0275%, 3/10/01                              300,451
Baa3                 151       Niagara Mohawk Power Corp.,
                                Sr. Notes, Ser. C,
                                7.125%, 7/1/01                                151,911
NA                 1,100       Public Service Enterprise Group,
                                Notes, Ser. C,
                                6.955%, 3/15/01                             1,100,385

    48                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Ba1            $     150       Gtd. Notes,
                                6.00%, 5/15/01                       $        149,336
Ba1                  400       Pacific Gas & Electric Co., Notes,
                                Zero Coupon, 10/31/01                         344,000
Baa3                 200       Southern California Edison Co.,
                                Notes,
                                7.20375%, 2/1/01                              153,000
                                                                     ----------------
                                                                            2,199,083
                               Total short-term corporate bonds
                                (cost $6,161,591)                           6,040,900
                                                                     ----------------
SOVERIGN BONDS  0.1%
-------------------------------------------------------------------------------------
Baa2                 200       Korea Development Bank,
                                7.125%, 9/17/01
                                (cost $200,241)                               200,642
                                                                     ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS  0.6%
-------------------------------------------------------------------------------------
Aaa                  214       Istar Receivables Trust, 2000 1
                                Collateral Mortgage Bonds, Class A,
                                6.9475%, 2/24/01                              214,207
Aaa                  600       Federal National Mortgage
                                Association, Preassign 00311,
                                6.35125%, 2/17/01                             602,059
                               Government National Mortgage
                                Assoc.,
Aaa                  367        Ser. 007291,
                                7.00%, 4/1/01                                 369,251
Aaa                   76        Ser. 008052,
                                7.75%, 4/1/01                                  77,098
NA                    13       Merrill Lynch Mortgage Investors,
                                Inc., Ser. 1998-FF1, Class A,
                                6.83625%, 2/19/01                              13,128
                                                                     ----------------
                               Total short-term collateralized
                                mortgage obligations
                                (cost $1,271,338)                           1,275,743
                                                                     ----------------
COMMERCIAL PAPER  1.3%
-------------------------------------------------------------------------------------
P1                 1,400       American Express Credit Corp.
                                (Canada),
                                5.79%, 2/16/01                              1,396,622

    See Notes to Financial Statements                                     49

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)           Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
P1             $   1,400       National Rural Utilities
                                Cooperative Finance,
                                5.63%, 2/21/01                       $      1,395,629
                                                                     ----------------
                               Total commercial paper
                                (cost $2,792,251)                           2,792,251
                                                                     ----------------
REPURCHASE AGREEMENT  5.2%
                  10,505       Joint Repurchase Agreement Account
                                5.67%, 3/1/01,
                                (cost $10,505,000; Note 5)                 10,505,000
                                                                     ----------------
                               Total short-term investments
                                (cost $20,930,421)                         20,814,536
                                                                     ----------------
                               Total investments before short
                                sales (cost $214,925,984; Note
                                4)  109.3%                                224,537,333
                                                                     ----------------
INVESTMENTS SOLD SHORT  (1.1)
-------------------------------------------------------------------------------------
U.S. Government Agencies and Securities
                               United States Treasury Notes,
                    (700)       6.75%, 5/15/02                               (749,987)
                  (1,600)       6.625%, 5/31/02                            (1,638,256)
                                                                     ----------------
                               Total investments sold short
                                (proceeds $2,363,899)                      (2,388,243)
                                                                     ----------------
                               Total Investments, net of short
                                sales  108.2%
                                (cost $212,562,085)                       222,149,090
                               Liabilities in excess of other
                                assets  (8.2%)                            (16,803,847)
                                                                     ----------------
                               Net Assets  100%                      $    205,345,243
                                                                     ----------------
                                                                     ----------------

    50                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Portfolio of Investments as of January 31, 2001 (Unaudited) Cont'd.

(a) Non-income producing security.
AB--Antiebolay (Swedish Company).
ADR--American Depository Receipt.
AG--Aktiengesellschate (German Company).
FRN--Floating Rate Note.
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's
N.V.--Naamkee Vennootachap (Dutch Corporation).
OY--Osakeyhtio (Finland Stock Company).
PLC--Public Limited Company (British Corporation).
S.A.--Sociedad Anomima (Spanish Corporation) or Societe Anonyme (French Corporation).
SpA--Societa par Atione (Italian Corporation).
TIPS--Treasury Inflation Protection Securities.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     51

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $214,925,984)                           $224,537,333
Receivable for investments sold                                       17,650,776
Interest and dividends receivable                                      1,287,315
Receivable for Fund shares sold                                          607,436
Prepaid expenses and other assets                                        125,160
                                                                  ----------------
      Total assets                                                   244,208,020
                                                                  ----------------
LIABILITIES
Payable to custodian                                                   2,363,907
Payable for investments purchased                                     33,449,196
Investments sold short (proceeds $2,363,899)                           2,388,243
Payable for Fund shares reacquired                                       330,466
Distribution fee payable                                                 131,291
Management fee payable                                                   127,575
Unrealized depreciation on forward foreign currency contracts             47,374
Accrued expenses                                                          16,300
Unrealized depreciation on interest rate swaps (Note 1 & 4)                5,775
Withholding taxes payable                                                  2,650
                                                                  ----------------
      Total liabilities                                               38,862,777
                                                                  ----------------
NET ASSETS                                                          $205,345,243
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     18,058
   Paid-in capital in excess of par                                  194,590,050
                                                                  ----------------
                                                                     194,608,108
   Undistributed net investment income                                   303,210
   Accumulated net realized gain on investments                          852,049
   Net unrealized appreciation on investments                          9,581,876
                                                                  ----------------
Net assets, January 31, 2001                                        $205,345,243
                                                                  ----------------
                                                                  ----------------

    52                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($58,385,841 3 5,127,237 shares of beneficial interest
      issued and outstanding)                                             $11.39
   Maximum sales charge (5% of offering price)                              0.60
                                                                  ----------------
   Maximum offering price to public                                       $11.99
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($112,314,292 3 9,882,968 shares of beneficial
      interest issued and outstanding)                                    $11.36
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share $31,861,962
      3 2,803,646 shares of beneficial interest issued and
      outstanding)                                                        $11.36
   Sales charge (1% of offering price)                                      0.11
                                                                  ----------------
   Offering price to public                                               $11.47
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,783,148 3 244,100 shares of beneficial
      interest issued and outstanding)                                    $11.40
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     53

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  January 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $804)              $  2,928,335
   Dividends (net of foreign withholding taxes of $10,324)               658,058
                                                                  ----------------
      Total income                                                     3,586,393
                                                                  ----------------
Expenses
   Management fee                                                        722,867
   Distribution fee--Class A                                              69,140
   Distribution fee--Class B                                             532,239
   Distribution fee--Class C                                             145,534
   Custodian's fees and expenses                                         198,000
   Transfer agent's fees and expenses                                    113,000
   Reports to shareholders                                                58,000
   Registration fees                                                      27,000
   Audit fees                                                             13,000
   Trustee's fees and expenses                                             8,000
   Legal fees                                                              5,000
   Miscellaneous                                                           4,911
                                                                  ----------------
      Total expenses                                                   1,896,691
                                                                  ----------------
Net investment income                                                  1,689,702
                                                                  ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                             1,716,178
   Foreign currency transactions                                        (277,180)
   Interest rate swaps                                                    (1,744)
                                                                  ----------------
                                                                       1,437,254
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (1,101,557)
   Foreign currencies                                                      4,320
   Interest rate swaps                                                    (9,185)
                                                                  ----------------
                                                                      (1,106,422)
                                                                  ----------------
Net gain on investments and foreign currency transactions                330,832
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  2,020,534
                                                                  ----------------
                                                                  ----------------

    54                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months           Year
                                                       Ended              Ended
                                                  January 31, 2001    July 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $  1,689,702      $   2,431,469
   Net realized gain on investment and foreign
      currency transactions                            1,437,254         10,087,355
   Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currencies                                      (1,106,422)         4,428,145
                                                  ----------------    -------------
   Net increase in net assets resulting from
      operations                                       2,020,534         16,946,969
                                                  ----------------    -------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                           (647,379)          (845,618)
      Class B                                           (883,997)        (1,192,915)
      Class C                                           (234,932)          (367,691)
      Class Z                                            (23,929)           (80,073)
                                                  ----------------    -------------
                                                      (1,790,237)        (2,486,297)
                                                  ----------------    -------------
   Distributions from net realized gains
      Class A                                         (2,725,332)          (197,082)
      Class B                                         (5,430,267)          (490,277)
      Class C                                         (1,443,155)          (167,209)
      Class Z                                            (91,171)           (35,210)
                                                  ----------------    -------------
                                                      (9,689,925)          (889,778)
                                                  ----------------    -------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                      44,790,875         96,274,299
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   11,170,245          3,273,405
   Cost of shares reacquired                         (19,280,361)       (49,998,187)
                                                  ----------------    -------------
   Net increase in net assets from Fund shares
      transactions                                    36,680,759         49,549,517
                                                  ----------------    -------------
Total increase                                        27,221,131         63,120,411
NET ASSETS
Beginning of period                                  178,124,112        115,003,701
                                                  ----------------    -------------
End of period(a)                                    $205,345,243      $ 178,124,112
                                                  ----------------    -------------
                                                  ----------------    -------------
------------------------------
(a) Includes undistributed net investment
    income                                          $    303,210      $     403,745
                                                  ----------------    -------------
                                                  ----------------    -------------

    See Notes to Financial Statements                                     55

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited)

      Prudential Diversified Funds (the 'Trust'), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Prudential Diversified Moderate Growth Fund (the 'Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified High Growth Fund. These financial statements relate to Prudential Diversified Moderate Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.

      The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and subadviser feel this is representative of market value; after that period, such securities and other securities are valued in good faith under procedures adopted by the Trustees.

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.

      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

      Net realized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

      Short Sales:    The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. The Fund amortizes premums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income semi-annually, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
                                                                          59

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the intent of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage. The Fund's advisers consist of: Jennison Associates LLC ('Jennison'), the Prudential Investment Corporation ('PIC'), Lazard Asset Management, Pacific Investment Management Company, Franklin Advisers, Inc., and the Dreyfus Corporation.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended January 31, 2001.

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Fund that it has received approximately $90,200 and $58,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2001.

      PIMS has advised the Fund that for the six months ended January 31, 2001, it has received approximately $100,800 and $9,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2001.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of the Prudential Insurance Company of America, serves as the Fund's transfer agent. During the six months ended January 31, 2001, the Fund incurred fees of approximately $92,900 for the services of PMFS. As of January 31, 2001 approximately $16,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates. For the six months ended January 31, 2001, PSI earned approximately $20 in brokage commission fees from portfolio transactions executed on behalf of the Fund.
                                                                          61

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 were $270,254,861 and $231,091,186, respectively.

      At January 31, 2001, the Fund had outstanding forward currency contracts both to purchase and sell foreign currencies, as follows:

                                            Value at         Value at
            Foreign Currency               January 31,    Settlement Date
           Purchase Contracts                 2001          Receivable       (Depreciation)
----------------------------------------   -----------    ---------------    --------------
Euros,
  expiring 2/13/01                         $    74,342      $    75,266         $   (924)
Australian Dollars,
  expiring 2/1/01                              110,500          111,405             (905)
                                           -----------    ---------------    --------------
                                           $   184,842      $   186,671         $ (1,829)
                                           -----------    ---------------    --------------
                                           -----------    ---------------    --------------

                                            Value at         Value at
            Foreign Currency               January 31,    Settlement Date
             Sale Contracts                   2001          Receivable       (Depreciation)
----------------------------------------   -----------    ---------------    --------------
Euros,
  expiring 2/13/01                         $ 1,019,121      $ 1,064,666         $(45,545)
                                           -----------    ---------------    --------------
                                           -----------    ---------------    --------------

      The Fund entered into 2 swap agreements. For each interest rate swap agreement, the Fund receives a floating rate and pays a respective fixed rate. Details of each swap agreement are as follows:

                     Open      Termination      Notional      Fixed       Floating
 Counterparty        Date         Date           Amount        Rate         Rate         (Depreciation)
---------------    --------    -----------     ----------     ------    -------------    --------------
J.P. Morgan         5/19/00      1/04/24       $   30,000     6.25%     6.78% plus          $ (1,004)
                                                                        6 mo. LIBOR
Goldman Sachs       5/18/00      5/22/30           90,000     6.25%     6.78% plus            (4,771)
                                                                        6 mo. LIBOR
                                                                                         --------------
                                                                                            $ (5,775)
                                                                                         --------------
                                                                                         --------------

      The United States federal income tax cost basis of the Fund's investments as of January 31, 2001 was $213,355,591 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $8,793,499 (gross unrealized appreciation $15,517,755, gross unrealized depreciation $6,724,256).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2001, the Fund had a 1.4% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $10,505,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bear, Stearns & Co. Inc., 5.67%, in the principal amount of $50,000,000, repurchase price $50,007,875, due 2/1/01. The value of the collateral including accrued interest was $52,089,500.

      Chase Securities Inc., 5.67%, in the principal amount of $210,000,000, repurchase price $210,033,075, due 2/1/01. The value of the collateral including accrued interest was $214,204,940.

      Credit Suisse First Boston Inc., 5.74%, in the principal amount of $160,000,000, repurchase price $160,025,511, due 2/1/01. The value of the collateral including accrued interest was $164,962,465.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.55%, in the principal amount of $104,089,000, repurchase price $104,105,047, due 2/1/01. The value of the collateral including accrued interest was $106,172,276.

      UBS Warburg, Inc., 5.68%, in the principal amount of $210,000,000, repurchase price $210,033,133, due 2/1/01. The value of the collateral including accrued interest was $214,204,240.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.
                                                                          63

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                    1,373,303    $ 15,993,071
Shares issued in reinvestment of dividends and distributions     305,915       3,288,581
Shares reacquired                                               (719,336)     (8,366,353)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     959,882      10,915,299
Shares issued upon conversion from Class B                       113,170       1,316,688
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,073,052    $ 12,231,987
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    3,134,768    $ 36,505,644
Shares issued in reinvestment of dividends and distributions      86,639       1,018,090
Shares reacquired                                             (1,196,414)    (13,887,233)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   2,024,993      23,636,501
Shares issued upon conversion from Class B                       153,988       1,821,985
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  2,178,981    $ 25,458,486
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                    1,721,108    $ 20,057,025
Shares issued in reinvestment of dividends                       573,011       6,154,140
Shares reacquired                                               (622,068)     (7,152,650)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,672,051      19,058,515
Shares reacquired upon conversion from Class A                  (113,388)     (1,316,688)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,558,663    $ 17,741,827
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    4,174,726    $ 48,125,208
Shares issued in reinvestment of dividends                       139,553       1,627,356
Shares reacquired                                             (1,240,994)    (14,314,655)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   3,073,285      35,437,909
Shares reacquired upon conversion from Class A                  (154,483)     (1,821,985)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  2,918,802    $ 33,615,924
                                                              ----------    ------------
                                                              ----------    ------------

    64

  Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended January 31, 2001:
Shares sold                                                      581,141    $  6,640,006
Shares issued in reinvestment of dividends                       150,449       1,615,821
Shares reacquired                                               (263,102)     (3,039,848)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    468,488    $  5,215,979
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:                                        864,615    $  9,952,845
Shares issued in reinvestment of dividends                        44,150         512,945
Shares reacquired                                               (635,034)     (7,388,381)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    273,731    $  3,077,409
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended January 31, 2001:
Shares sold                                                      186,427    $  2,100,773
Shares issued in reinvestment of dividends and distributions      10,381         111,703
Shares reacquired                                                (64,606)       (721,509)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    132,202    $  1,490,967
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2000:                                        139,641    $  1,690,602
Shares issued in reinvestment of dividends and distributions      10,092         115,014
Shares reacquired                                             (1,287,052)    (14,407,917)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,137,319)   $(12,602,301)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          65

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
                         Financial Highlights (Unaudited)

                                                          Class A
                                  -------------------------------------------------------
                                     Six Months          Year        November 18, 1998(a)
                                       Ended             Ended             Through
                                  January 31, 2001   July 31, 2000      July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                                $  12.03         $   10.86           $  10.00
                                  ----------------   -------------       ----------
Income from investment
operations:
Net investment income                      .13               .26                .12
Net realized and unrealized gain
   on investments and foreign
   currencies                             (.03)             1.25                .83
                                  ----------------   -------------       ----------
      Total from investment
      operations                           .10              1.51                .95
                                  ----------------   -------------       ----------
Less distributions
Dividends from net investment
   income                                 (.14)             (.26)              (.09)
Distributions from net realized
   capital gains                          (.60)             (.08)                --
                                  ----------------   -------------       ----------
      Total dividends and
      distributions                       (.74)             (.34)              (.09)
                                  ----------------   -------------       ----------
Net asset value, end of period        $  11.39         $   12.03           $  10.86
                                  ----------------   -------------       ----------
                                  ----------------   -------------       ----------
TOTAL RETURN(b)                           1.24%            13.96%              9.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)       $ 58,386         $  48,786           $ 20,372
Average net assets (000)              $ 54,342         $  34,809           $ 12,286
Ratios to average net assets:
   Expenses, including
      distribution fees                   1.45%(c)          1.49%              1.88%(c)
   Expenses, excluding
      distribution fees                   1.20%(c)          1.24%              1.63%(c)
   Net investment income                  2.28%(c)          2.27%              1.59%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate                    112%              155%                96%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    66                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
                    Financial Highlights (Unaudited) Cont'd.

                                                          Class B
                                  -------------------------------------------------------
                                     Six Months          Year        November 18, 1998(a)
                                       Ended             Ended             Through
                                  January 31, 2001   July 31, 2000      July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                                $  12.01         $   10.85           $  10.00
                                  ----------------   -------------       ----------
Income from investment
operations:
Net investment income                      .09               .17                .06
Net realized and unrealized gain
   on investments and foreign
   currencies                             (.04)             1.23                .83
                                  ----------------   -------------       ----------
      Total from investment
      operations                           .05              1.40                .89
                                  ----------------   -------------       ----------
Less distributions
Dividends from net investment
income                                    (.10)             (.16)              (.04)
Distributions from net realized
capital gains                             (.60)             (.08)                --
                                  ----------------   -------------       ----------
      Total dividends and
      distributions                       (.70)             (.24)              (.04)
                                  ----------------   -------------       ----------
Net asset value, end of period        $  11.36         $   12.01           $  10.85
                                  ----------------   -------------       ----------
                                  ----------------   -------------       ----------
TOTAL RETURN(b)                           0.75%            12.88%              8.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)       $112,314         $  99,950           $ 58,678
Average net assets (000)              $105,580         $  79,855           $ 36,645
Ratios to average net assets:
   Expenses, including
      distribution fees                   2.20%(c)          2.24%              2.63%(c)
   Expenses, excluding
      distribution fees                   1.20%(c)          1.24%              1.63%(c)
   Net investment income                  1.53%(c)          1.48%               .85%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
    See Notes to Financial Statements                                     67

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
                 Financial Highlights (Unaudited) Cont'd.

                                                          Class C
                                  -------------------------------------------------------
                                     Six Months          Year        November 18, 1998(a)
                                       Ended             Ended             Through
                                  January 31, 2001   July 31, 2000      July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                                $  12.01         $   10.85           $  10.00
                                  ----------------   -------------       ----------
Income from investment
operations:
Net investment income                      .09               .17                .06
Net realized and unrealized gain
   on investments and foreign
   currencies                             (.04)             1.23                .83
                                  ----------------   -------------       ----------
      Total from investment
      operations                           .05              1.40                .89
                                  ----------------   -------------       ----------
Less distributions
Dividends from net investment
income                                    (.10)             (.16)              (.04)
Distributions from net realized
capital gains                             (.60)             (.08)                --
                                  ----------------   -------------       ----------
      Total dividends and
      distributions                      (.70)              (.24)              (.04)
                                  ----------------   -------------       ----------
Net asset value, end of period        $  11.36         $   12.01           $  10.85
                                  ----------------   -------------       ----------
                                  ----------------   -------------       ----------
TOTAL RETURN(b)                           0.75%            12.88%              8.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)       $ 31,862         $  28,040           $ 22,375
Average net assets (000)              $ 28,869         $  25,835           $ 18,346
Ratios to average net assets:
   Expenses, including
      distribution fees                   2.20%(c)          2.24%              2.63%(c)
   Expenses, excluding
      distribution fees                   1.20%(c)          1.24%              1.63%(c)
   Net investment income                  1.53%(c)          1.44%               .79%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    68                                     See Notes to Financial Statements

 Prudential Diversified Funds     Prudential Diversified Moderate Growth Fund
                 Financial Highlights (Unaudited) Cont'd.

                                                          Class Z
                                  -------------------------------------------------------
                                     Six Months          Year        November 18, 1998(a)
                                       Ended             Ended             Through
                                  January 31, 2001   July 31, 2000      July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                                $  12.05         $   10.87           $  10.00
                                  ----------------   -------------       ----------
Income from investment
operations:
Net investment income                      .14               .27                .13
Net realized and unrealized gain
   on investments and foreign
   currencies                             (.03)             1.27                .84
                                  ----------------   -------------       ----------
      Total from investment
      operations                           .11              1.54                .97
                                  ----------------   -------------       ----------
Less distributions
Dividends from net investment
income                                   (.16)              (.28)              (.10)
Distributions from net realized
capital gains                            (.60)              (.08)                --
                                  ----------------   -------------       ----------
      Total dividends and
      distributions                      (.76)              (.36)              (.10)
                                  ----------------   -------------       ----------
Net asset value, end of period        $  11.40         $   12.05           $  10.87
                                  ----------------   -------------       ----------
                                  ----------------   -------------       ----------
TOTAL RETURN(b)                           1.37%            14.18%              9.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)       $  2,783         $   1,348           $ 13,578
Average net assets (000)              $  1,883         $   4,102           $ 21,914
Ratios to average net assets:
   Expenses, including
      distribution fees                   1.20%(c)          1.24%              1.63%(c)
   Expenses, excluding
      distribution fees                   1.20%(c)          1.24%              1.63%(c)
   Net investment income                  2.54%(c)          2.11%              1.68%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    See Notes to Financial Statements                                     69

Prudential Diversified Moderate Growth Fund
     Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully
before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
   Small Capitalization Growth Fund
   Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Target Funds
   International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund
                             www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
   Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
   Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   New Jersey Series
   New York Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
   Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   New Jersey Money Market Series
   New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential Diversified Moderate Growth Fund
    Getting the Most from Your Prudential Mutual Fund

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

                       www.prudential.com    (800) 225-1852
   Semiannual Report   January 31, 2001

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent accountant's Report
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Prudential Diversified Moderate Growth Fund
    Getting the Most from Your Prudential Mutual Fund

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

                      www.prudential.com     (800) 225-1852
    Semiannual Report   January 31, 2001

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Prudential Diversified Moderate Growth Fund
    Getting the Most from Your Prudential Mutual Fund

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

                   www.prudential.com     (800) 225-1852
   For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017
Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

Pacific Investment Management Company LLC
840 Newport Center Dr.
Newport Beach, CA 92660

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Fund Symbols   NASDAQ    CUSIP
     Class A   PAMGX   74432F505
     Class B   DMGBX   74432F604
     Class C   PIMGX   74432F703
     Class Z   PDMZX   74432F802

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

                                                       BULK RATE
                                                     U.S. POSTAGE
                                                         PAID
                                                      Permit 6807
                                                     New York, NY

MF186E4   74432F505   74432F604   74432F703    74432F802

(ICON) Printed on Recycled Paper